As filed with the Securities and Exchange Commission on February 28, 1997

                                                       Registration No. 33-57986
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [   ]

             Pre-Effective Amendment No. ______                           [   ]

             Post-Effective Amendment No.__13__                           [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [   ]

                             Amendment No. __14__                         [ X ]
                        (Check appropriate box or boxes.)

                              HERITAGE SERIES TRUST
               (Exact name of Registrant as specified in charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (813) 573-3800

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

It is proposed that this filing will become effective on March 1, 1997 pursuant to paragraph (b) of Rule 485.

Registrant has filed a notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, on or about December 16, 1996.


                              Page 1 of ____ Pages
                       Exhibit Index Appears on Page ____

                              HERITAGE SERIES TRUST

                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

        Cover Sheet

        Contents of Registration Statement

        Cross Reference Sheet

        Prospectus for the Small Cap Stock Fund, Value Equity
        Fund, Growth Equity Fund and Eagle International Equity
        Portfolio

        Statement of Additional Information for Small Cap Stock
        Fund, Value Equity Fund, Growth Equity Fund and Eagle
        International Equity Portfolio

        Part C of Form N-1A

        Signature Page

        Exhibits

                             HERITAGE SERIES TRUST:
                              SMALL CAP STOCK FUND
                                VALUE EQUITY FUND
                             GROWTH EQUITY FUND and
             EAGLE INTERNATIONAL EQUITY PORTFOLIO-CLASS A & C SHARES

                         FORM N-1A CROSS-REFERENCE SHEET


PART A ITEM NO.                          PROSPECTUS CAPTION
---------------                          ------------------

1.    Cover Page                         Cover Page

2.    Synopsis                           Total Trust Expenses

3.    Condensed Financial                Financial Highlights;
      Information                        Performance Information

4.    General Description of             Cover  Page;  About  the  Trust and the
      Registrant                         Funds;  Investment Objective,  Policies
                                         and Risk Factors

5.    Management of the Fund             Management of the Trust

5A.   Management's Discussion            Inapplicable
      of Fund Performance

6.    Capital Stock and Other            Cover  Page;  About  the  Trust and the
      Securities                         Funds;   Management   of   the   Trust;
                                         Choosing a Class of  Shares;  Dividends
                                         and   Other    Distributions;    Taxes;
                                         Shareholder Information

7.    Purchase of Securities             Net Asset Value;  Purchase  Procedures;
      Being Offered                      Minimum InvestmentRequired/Accounts
                                         with Low Balances; Systematic
                                         Investment Programs; Retirement Plans;
                                         Choosing a Class of Shares; What Class
                                         A Shares Will Cost; What Class C Shares
                                         Will Cost; Distribution Plans

8.    Redemption or Repurchase           Minimum Investment Required/Accounts
                                         With Low Balances; How to Redeem
                                         Shares; Receiving Payment; Exchange
                                         Privilege

9.    Pending Legal Proceedings          Inapplicable

                             HERITAGE SERIES TRUST:
           EAGLE INTERNATIONAL EQUITY PORTFOLIO-EAGLE CLASS OF SHARES

                         FORM N-1A CROSS-REFERENCE SHEET


PART A ITEM NO.                          PROSPECTUS CAPTION
---------------                          ------------------

1.    Cover Page                         Cover Page

2.    Synopsis                           About the Portfolio--Expense Summary

3.    Condensed Financial                Financial Highlights; How Performance
      Information                        is Shown

4.    General Description of             Cover Page; About the Portfolio-
      Registrant                         Objective, How the Objective is
                                         Pursued, Other Investment Policies and
                                         Risk Factors, Organization and History

5.    Management of the Fund             About the Portfolio-How the Portfolio
                                         is Managed

5A.   Management's Discussion            Inapplicable
      of Fund Performance

6.    Capital Stock and Other            Cover Page; About the Portfolio-
      Information                        Other Investment Policies and Risk
                                         Factors;  Distribution Plan; About Your
                                         Investment-How  Distributions are Made;
                                         Tax Information

7.    Purchase of Securities Being       About the Portfolio-Distribution Plan;
      Offered                            About Your Investment-How to Buy
                                         Shares,  How to  Sell  Shares;  How the
                                         Portfolio Values its Shares

8.    Redemption or Repurchase           About Your Investment-How to Sell
                                         Shares

9.    Pending Legal proceedings          Inapplicable

                                         STATEMENT OF ADDITIONAL
PART B ITEM NO.                            INFORMATION CAPTION
---------------                          --------------------------

10.   Cover Page                         Cover Page

11.   Table of Contents                  Table of Contents

12.   General Information and            General Information
      History

13.   Investment Objectives and          Investment Information - Investment
      Policies                           Objectives, Investment Policies,
                                         Industry Classifications and Hedging
                                         Strategies; Investment Limitations

14.   Management of the Fund             Management of the Funds

15.   Control Persons and                Five Percent Shareholders
      Principal Holders of
      Securities

16.   Investment Advisory and            Management of the Funds; Investment
      Other Services                     Adviser and Administrator; Subadvisers;
                                         Distribution of Shares; Administration
                                         of the Funds

17.   Brokerage Allocation               Brokerage Practices
      and Other Practices

18.   Capital Stock and Other            General Information; Fund Information;
      Securities                         Potential Liability

19.   Purchase, Redemption and           Net Asset Value; Investing the Funds;
      Pricing of Securities              Redeeming Shares; Exchange Privilege
      Being Offered

20.   Tax Status                         Taxes

21.   Underwriters                       Fund Information-Distribution of Shares

22.   Calculation of                     Performance Information
      Performance Data

23.   Financial Statements               Reports of Independent Accountants and
                                         Financial Statements

PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                                                HERITAGE
                                                                  SERIES
                                                                   TRUST




                    [Pictures of people working and playing]




         From Our Family to Yours: The Intelligent Creation of Wealth.



                                                        Value Equity Fund
                                                       Growth Equity Fund
                                                     Small Cap Stock Fund
                                           International Equity Portfolio



                                   PROSPECTUS
                         begins on the following page.


                                     [logo]
                                    HERITAGE
                              --------------------
                                SERIES TRUST(TM)
                              --------------------


                         Prospectus Dated March 1, 1997

                               [HERITAGE LOGO]
                             SMALL CAP STOCK FUND
                              VALUE EQUITY FUND
                              GROWTH EQUITY FUND
                     EAGLE INTERNATIONAL EQUITY PORTFOLIO

    Heritage Series Trust is a mutual fund offering shares in four separate investment portfolios: the Small Cap Stock Fund, the Value Equity Fund, the Growth Equity Fund and the Eagle International Equity Portfolio (each a "Fund" and collectively, the "Funds"). Each Fund's investment objective is as follows:

- Small Cap Stock Fund          Seeks long-term capital appreciation by investing
                                principally in the equity securities of companies with
                                small market capitalization.
- Value Equity Fund             Primarily seeks long-term capital appreciation and,
                                secondarily, seeks current income by investing in a
                                diversified portfolio of common stocks that meet certain
                                quantitative standards that indicate above average
                                financial soundness and high intrinsic value relative to
                                price.
- Growth Equity Fund            Seeks growth through long-term capital appreciation by
                                investing in common stocks that have sufficient growth
                                potential to offer above average long-term capital
                                appreciation.
- Eagle International           Seeks capital appreciation principally through investment
    Equity Portfolio            in an international portfolio of equity securities. Income is an incidental consideration.

    Each Fund offers Class A shares (sold subject to a front-end sales load) and Class C shares (sold subject to a contingent deferred sales load). The Eagle International Equity Portfolio also offers an additional class of shares. This Prospectus relates solely to the Class A and Class C shares of the Funds.

    This Prospectus contains information that should be read before investing in any Fund's Class A or Class C shares and should be kept for future reference. A Statement of Additional Information dated March 1, 1997 relating to the Class A and Class C shares of the Funds has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. A copy of the Statement of Additional Information is available free of charge and shareholder inquiries can be made by writing to Heritage Asset Management, Inc. or by calling (800)421-4184.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS THE
    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
     PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               [HERITAGE LOGO]
                      Registered Investment Advisor--SEC

                             880 Carillon Parkway
                        St. Petersburg, Florida 33716
                                (800) 421-4184

                        Prospectus Dated March 1, 1997

TABLE OF CONTENTS
================================================================================

GENERAL INFORMATION.........................................    1
  About the Trust and the Funds.............................    1
  Total Trust Expenses......................................    1
  Financial Highlights......................................    4
  Investment Objectives, Policies and Risk Factors..........    6
  Net Asset Value...........................................   15
  Performance Information...................................   15

INVESTING IN THE FUNDS......................................   16
  Purchase Procedures.......................................   16
  Minimum Investment Required/Accounts With Low Balances....   17
  Systematic Investment Programs............................   17
  Retirement Plans..........................................   17
  Choosing a Class of Shares................................   18
  What Class A Shares Will Cost.............................   19
  What Class C Shares Will Cost.............................   20
  How to Redeem Shares......................................   21
  Receiving Payment.........................................   22
  Exchange Privilege........................................   23

MANAGEMENT OF THE TRUST.....................................   24

SHAREHOLDER AND ACCOUNT POLICIES............................   28
  Dividends and Other Distributions.........................   28
  Distribution Plans........................................   28
  Taxes.....................................................   29
  Shareholder Information...................................   30

                                   Prospectus

                              GENERAL INFORMATION

ABOUT THE TRUST AND THE FUNDS
================================================================================

     Heritage Series Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated October 28, 1992. The Trust is an open-end diversified management investment company that currently offers its shares in four separate investment portfolios, the Small Cap Stock Fund, the Value Equity Fund, the Growth Equity Fund and the Eagle International Equity Portfolio. Each Fund offers two classes of shares, Class A shares ("A shares") and Class C shares ("C shares"). The Eagle International Equity Portfolio also offers Eagle Class shares. To obtain more information about the Eagle Class shares, which are not offered in this Prospectus, call (800) 237-3101. Eagle Class shares have different sales charges and other expenses, which may affect performance. Each Fund requires a minimum initial investment of $1,000, except for certain investment plans for which lower limits may apply. See "Investing in the Trust."

TOTAL TRUST EXPENSES
================================================================================

     Shown below are all Class A and Class C expenses incurred by each Fund during its 1996 fiscal year.

                            SMALL CAP         VALUE EQUITY        GROWTH EQUITY     EAGLE INTERNATIONAL
                           STOCK FUND             FUND                FUND           EQUITY PORTFOLIO
                        -----------------   -----------------   -----------------   -------------------
                        CLASS A   CLASS C   CLASS A   CLASS C   CLASS A   CLASS C   CLASS A    CLASS C
                        -------   -------   -------   -------   -------   -------   --------   --------
SHAREHOLDER
  TRANSACTION EXPENSES
Maximum sales load
  "imposed" on
  purchases (as a
  percentage of
  offering price).....    4.75%     None      4.75%     None      4.75%     None      4.75%      None
Maximum contingent
  deferred sales load
  (as a percentage of
  original purchase
  price or redemption
  proceeds, as
  applicable).........    None      1.00%*    None      1.00%*    None      1.00%*    None       1.00%*
Wire redemption fee
  (per transaction)...   $5.00     $5.00     $5.00     $5.00     $5.00     $5.00     $5.00      $5.00
ANNUAL FUND OPERATING
  EXPENSES
Management fee (after
  fee waiver)**.......    0.89%     0.89%     0.41%     0.41%     0.01%     0.01%     0.28%      0.28%
12b-1 distribution
  fee.................    0.25%     1.00%     0.25%     1.00%     0.25%     1.00%     0.25%      1.00%
Other expenses........    0.27%     0.24%     0.99%     0.99%     1.39%     1.39%     1.44%      1.44%
                         -----     -----     -----     -----     -----     -----     -----      -----
Total Fund operating
  expenses (after fee
  waiver)**...........    1.41%     2.13%     1.65%     2.40%     1.65%     2.40%     1.97%      2.72%
                         =====     =====     =====     =====     =====     =====     =====      =====

---------------

 * Declining to 0% at the first year.
** No fees or expenses were waived or reimbursed for the Small Cap Stock Fund.

     Effective March 1, 1997, Heritage Asset Management, Inc. ("Heritage"), the investment adviser to the Small Cap Stock Fund, the Value Equity Fund and the Growth Equity Fund, voluntarily will waive its fees and, if necessary, reimburse

                                  Prospectus 1
each Fund to the extent that the Fund's Class A annual operating expenses exceed 1.60% and to the extent that the Fund's Class C annual operating expenses exceed 2.35% of the Fund's average daily net assets attributable to that class. Prior to March 1, Heritage limited the Value Equity Fund and the Growth Equity Fund Class A and Class C annual operating expenses to 1.65% and 2.40%, respectively, of the Fund's average daily net assets attributable to that class. Eagle Asset Management, Inc. ("Eagle"), the investment adviser to the Eagle International Equity Portfolio, voluntarily waives its fee or reimburses the Fund to the extent that Class A annual operating expenses exceed 1.97%, and to the extent that Class C annual operating expenses exceed 2.72%, of the Fund's average daily net assets attributable to that class. Absent such fee waivers and/or expense reimbursements, annual 1996 Fund operating expenses for the Funds listed below would have been as follows:

                                                 GROWTH EQUITY     EAGLE INTERNATIONAL
                           VALUE EQUITY FUND         FUND           EQUITY PORTFOLIO
                           -----------------   -----------------   -------------------
                           CLASS A   CLASS C   CLASS A   CLASS C   CLASS A    CLASS C
                           -------   -------   -------   -------   --------   --------
Management fee...........   0.75%     0.75%     0.75%     0.75%      1.00%      1.00%
12b-1 distribution fee...   0.25%     1.00%     0.25%     1.00%      0.25%      1.00%
Other expenses...........   0.99%     0.99%     1.39%     1.39%      1.44%      1.44%
                            ----      ----      ----      ----        ---        ---
Total Fund operating
  expenses...............   1.99%     2.74%     2.39%     3.14%      2.69%      3.44%
                            ====      ====      ====      ====        ===        ===

     To the extent that Heritage or Eagle waives or reimburses its fees with respect to one class of a Fund, it will do so with respect to the Fund's other class or classes on a proportionate basis.

     Although each Fund is authorized to pay annual Rule 12b-1 distribution fees on behalf of A shares of up to .35% of the average daily net assets attributable to that class, the Trust's Board of Trustees (the "Board of Trustees" or the "Board") has authorized annual payments of only .25% of each Fund's Class A average daily net assets. Due to the imposition of Rule 12b-1 distribution fees, it is possible that long-term shareholders of a Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales load permitted by the rules of the National Association of Securities Dealers, Inc.

     The impact of Fund operating expenses on earnings is illustrated in the example below assuming a hypothetical $1,000 investment, a 5% annual rate of return, and a redemption at the end of each period shown.

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                             ------    -------    -------    --------
Total Fund Operating
  Expenses:
  Small Cap Stock Fund A
     shares................   $61       $ 90       $121        $209
  Small Cap Stock Fund C
     shares................   $32       $ 67       $114        $246
  Value Equity Fund A
     shares................   $63       $ 97       $133        $234
  Value Equity Fund C
     shares................   $34       $ 75       $128        $274
  Growth Equity Fund A
     shares................   $63       $ 97       $133        $234
  Growth Equity Fund C
     shares................   $34       $ 75       $128        $274
  Eagle International
     Equity Portfolio A
     shares................   $67       $106       $149        $266
  Eagle International
     Equity Portfolio C
     shares................   $38       $ 84       $144        $305

                                  Prospectus 2

     The impact of Fund operating expenses on earnings is illustrated in the example below assuming a hypothetical $1,000 investment, a 5% annual rate of return, and no redemption at the end of each period shown.

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                             ------    -------    -------    --------
Total Fund Operating
  Expenses:
  Small Cap Stock Fund A
     shares................   $61       $ 90       $121        $209
  Small Cap Stock Fund C
     shares................   $22       $ 67       $114        $246
  Value Equity Fund A
     shares................   $63       $ 97       $133        $234
  Value Equity Fund C
     shares................   $24       $ 75       $128        $274
  Growth Equity Fund A
     shares................   $63       $ 97       $133        $234
  Growth Equity Fund C
     shares................   $24       $ 75       $128        $274
  Eagle International
     Equity Portfolio A
     shares................   $67       $106       $149        $266
  Eagle International
     Equity Portfolio C
     shares................   $28       $ 84       $144        $305

     This is an illustration only and should not be considered a representation of future expenses. Actual expenses and performance may be greater or less than that shown above. The purpose of the above tables is to assist investors in understanding the various costs and expenses that will be borne directly or indirectly by shareholders. For a further discussion of these costs and expenses, see "Management of the Trust" and "Distribution Plans."

                                  Prospectus 3

FINANCIAL HIGHLIGHTS
================================================================================

    The following tables show important financial information for an A share and a C share of each Fund outstanding for the periods indicated, including net investment income, net realized and unrealized gain on investments, and certain other information. It has been derived from financial statements appearing in the Statement of Additional Information ("SAI"). The financial statements and the information in these tables for the fiscal year ended October 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the SAI, which may be obtained by calling your Fund at
(800) 421-4184. Information presented for the years ended October 31, 1995 and prior thereto was audited by other auditors who served as the Trust's independent accountants for those years.

                                                        SMALL CAP STOCK FUND                         VALUE EQUITY FUND
                                     -----------------------------------------------------------    -------------------
                                                                                   CLASS C            CLASS A SHARES*
                                                   CLASS A                   -------------------    -------------------
                                     -----------------------------------     FOR THE YEARS ENDED    FOR THE YEARS ENDED
                                       FOR THE YEARS ENDED OCTOBER 31,           OCTOBER 31,            OCTOBER 31,
                                     -----------------------------------     -------------------    -------------------
                                     1996*    1995PPP    1994     1993+       1996*      1995++       1996     1995+++
                                     ------   -------   ------    ------     --------   --------    --------   --------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................  $18.86   $16.20    $15.57    $14.29       $18.79     $15.67      $18.00     $14.29
                                     ------   ------    ------    ------       ------     ------      ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss).....    (.05)     .02      (.01)(a)  (.01)(a)     (.22)      (.02)        .17(b)     .08(b)
  Net realized and unrealized gain
    on investments.................    6.12     3.62       .64      1.29         6.11       3.14        2.76       3.63
                                     ------   ------    ------    ------       ------     ------      ------     ------
  Total from Investment
    Operations.....................    6.07     3.64       .63      1.28         5.89       3.12        2.93       3.71
                                     ------   ------    ------    ------       ------     ------      ------     ------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.........................    (.01)    (.01)       --        --           --         --        (.11)        --
  Distributions from net realized
    gains..........................    (.84)    (.97)       --        --         (.84)        --        (.55)        --
                                     ------   ------    ------    ------       ------     ------      ------     ------
  Total distributions..............    (.85)    (.98)       --        --         (.84)        --        (.66)        --
                                     ------   ------    ------    ------       ------     ------      ------     ------
NET ASSET VALUE, END OF THE
  PERIOD...........................  $24.08   $18.86    $16.20    $15.57       $23.84     $18.79      $20.27     $18.00
                                     ======   ======    ======    ======       ======     ======      ======     ======
TOTAL RETURN (%)(G)................   33.18    23.97      4.05      8.96(f)     32.22      19.91(f)    16.59      25.96(f)
RATIOS (%) SUPPLEMENTAL DATA:
  Operating expenses, net, to
    average daily assets...........    1.41     1.88      1.91(a)   2.00(a)(e)   2.13       2.36(e)     1.65(b)    1.65(b)(e)
  Net investment income (loss) to
    average daily net assets.......    (.21)     .15      (.07)     (.15)(e)     (.94)      (.46)(e)     .89       1.05(e)
  Portfolio turnover rate..........      80       89        95        97(e)        80         89         129         82(e)
  Average commission rate on
    portfolio transactions.........  $.0637       --        --        --       $.0637         --      $.0550         --
  Net assets, end of period
    ($millions)....................      96       57        42        40           25          4          15         12

                                      VALUE EQUITY FUND
                                     --------------------
                                       CLASS C SHARES*
                                     --------------------
                                     FOR THE YEARS ENDED
                                         OCTOBER 31,
                                     --------------------
                                       1996       1995++
                                     --------    --------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................    $17.92      $15.27
                                       ------      ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss).....       .02(b)      .01(b)
  Net realized and unrealized gain
    on investments.................      2.74        2.64
                                       ------      ------
  Total from Investment
    Operations.....................      2.76        2.65
                                       ------      ------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.........................      (.07)         --
  Distributions from net realized
    gains..........................      (.55)         --
                                       ------      ------
  Total distributions..............      (.62)         --
                                       ------      ------
NET ASSET VALUE, END OF THE
  PERIOD...........................    $20.06      $17.92
                                       ======      ======
TOTAL RETURN (%)(G)................     15.65       17.35(f)
RATIOS (%) SUPPLEMENTAL DATA:
  Operating expenses, net, to
    average daily assets...........      2.40(b)     2.40(b)(e)
  Net investment income (loss) to
    average daily net assets.......       .13         .28(e)
  Portfolio turnover rate..........       129          82(e)
  Average commission rate on
    portfolio transactions.........    $.0550          --
  Net assets, end of period
    ($millions)....................        10           4

                                  Prospectus 4

                                                                 GROWTH EQUITY FUND              EAGLE INTERNATIONAL EQUITY FUND
                                                          ---------------------------------     ---------------------------------
                                                          CLASS A SHARES     CLASS C SHARES     CLASS A SHARES     CLASS C SHARES
                                                          --------------     --------------     --------------     --------------
                                                           FOR THE YEARS ENDED OCTOBER 31,       FOR THE YEARS ENDED OCTOBER 31,
                                                          ---------------------------------     ---------------------------------
                                                              1996X*             1995X*            1996XX*            1996XX*
                                                          --------------     --------------     --------------     --------------
NET ASSET VALUE, BEGINNING OF THE PERIOD................      $14.29             $14.29             $21.11             $21.11
                                                              ------             ------             ------             ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)..........................        (.03)(c)           (.15)(c)           0.10(d)           (0.07)(d)
  Net realized and unrealized gain on investments.......        3.48               3.47               1.04               1.08
                                                              ------             ------             ------             ------
  Total from Investment operations......................        3.45               3.32               1.14               1.01
                                                              ------             ------             ------             ------
LESS DISTRIBUTIONS:
  Dividends from net investment income..................          --                 --                 --                 --
  Distributions from net realized gains.................          --                 --                 --                 --
  Total distributions...................................          --                 --                 --                 --
                                                              ------             ------             ------             ------
NET ASSET VALUE, END OF THE PERIOD......................      $17.74             $17.61             $22.25             $22.12
                                                              ======             ======             ======             ======
TOTAL RETURN (%)(F)(G)..................................       24.14              23.23               5.40               4.78
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net to average daily assets (e)...        1.65(c)            2.40(c)            1.97(d)            2.72(d)
  Net investment income (loss) to average daily net
    assets (e)..........................................        (.19)              (.96)              0.44              (0.32)
  Portfolio turnover rate (f)...........................          23                 23                 59                 59
  Average commission rate on portfolio transactions.....      $.0599             $.0599             $.0289             $.0289
  Net assets, end of period ($millions).................          12                  5                  3                  1

---------------

   +  For the period May 7, 1993 (commencement of operations) to
      October 31, 1993.
  ++  For the period April 3, 1995 (first offering of C shares) to
      October 31, 1995.
 +++ For the period December 30, 1994 (commencement operations) to October 31, 1995.
   X For the period November 16, 1995 (commencement operations) to October 31, 1996.
  XX For the period December 27, 1995 (first offering of Class A and Class C Shares) to October 31, 1996.
 XXX Eagle Asset Management, Inc. became an additional subadvisor to the Fund on August 7, 1995.
   * Per share amounts have been calculated using the monthly average share method, which more appropriately represents per share data for the period since use of the undistributed income method does not correspond with results of operation.
 (a) Excludes management fees waived by Heritage in fiscal 1993 of less than $.01 per share. The operating expense ratio including such items would be 2.09% (annualized). The year
      1994 includes previously waived management fees paid to Heritage of less than $.01 per share.
 (b) Excludes management fees waived and expenses reimbursed in the amount of $.07 and $.13 per Class A Shares, respectively. The operating expense ratios including such items would have been 1.99% and 3.49% (annualized) for Class
      A Shares respectively. Excludes management fees waived and expenses reimbursed by Heritage in the amount of $.07 and $.13 per Class C Shares, respectively. The operating expense ratio including such items would have been 2.74% and 4.24%
      (annualized) for Class C Shares.
 (c) Excludes management fees waived and expenses reimbursed by Heritage of $.11 per share Class A and Class C Shares for the period ended October 31, 1996. The operating expenses ratios including such items would have been 2.39%
      (annualized) and 3.14% (annualized) for the period ended
      October 31, 1996, respectively.
 (d) Excludes management fees waived by Eagle in the amount of $.16 per Class A Share for the period ended October 31,
      1996. The operating expenses ratio including such items would have been 2.69% (annualized) for Class A Shares for the period ended October 31, 1996. Excludes management fees waived by Eagle in the amount of $.16 per Class C Share for the period ended October 31, 1996. The operating expense ratio including such items would have been 3.44%
      (annualized) for Class C Shares for the period ended October
      31, 1996.
 (e)  Annualized.
 (f)  Not annualized.
 (g)  Does not reflect the imposition of a sales load.

                                  Prospectus 5

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS
================================================================================

BECAUSE THE FUNDS
INVEST PRIMARILY IN
COMMON STOCKS, THE
VALUE OF YOUR
INVESTMENT WILL
FLUCTUATE. YOU CAN
LOSE MONEY BY
INVESTING IN THE FUNDS.
     Each Fund has its own investment objective and seeks to achieve that objective through separate and distinct investment policies. Each Fund's investment objective is fundamental and may not be changed without the vote of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Except as otherwise stated, all policies of each Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. Each Fund's shares will fluctuate in value as a result of value changes in portfolio investments. There can be no assurance that a Fund's investment objective will be achieved.

     The following is a discussion of each Fund's investment objectives, securities and practices including the risks of investing in these securities or engaging in these practices. For a further discussion of each Fund's investment policies, practices and risks, see "Investment Information" in the SAI.

SMALL CAP STOCK FUND
------------------------

THE SMALL CAP STOCK
FUND SEEKS LONG-
TERM CAPITAL
APPRECIATION.
THE SMALL CAP STOCK
FUND'S SUBADVISERS
ARE EAGLE ASSET
MANAGEMENT, INC. AND
AWAD & ASSOCIATES.
     The Small Cap Stock Fund's investment objective is long-term capital appreciation. The Small Cap Stock Fund seeks to achieve this objective primarily through the purchase of equity securities of companies, each of which has a total market capitalization of less than $1 billion ("small capitalization companies"). Market capitalization is the total value of a company's outstanding common stock. The Small Cap Stock Fund will invest in securities of companies that appear to be undervalued in relation to their long-term earning power or the asset value of their issuers and that have, in the opinion of Eagle or Awad & Associates ("Awad"), the Small Cap Stock Fund's investment subadvisers (collectively, the "Subadvisers"), significant future growth potential. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. Any or all of these factors may provide buying opportunities at attractive prices relative to the long-term prospects for the companies in question. However, there can be no assurance that the Small Cap Stock Fund's investment objective will be achieved. For a further discussion of the Subadvisers investment practices, see "Management of the Trust -- Subadvisers -- Small Cap Stock Fund."

     The Small Cap Stock Fund invests primarily in common stocks, but also may invest in preferred stocks, investment grade securities convertible into common stock and warrants ("equity securities"). The Small Cap Stock Fund may purchase securities traded on recognized securities exchanges and in the over-the-counter market. The Small Cap Stock Fund normally invests at least 80% of its total assets in the equity securities of companies each of which, at the time of purchase, has a total market capitalization of less than $1 billion. By comparison, the mean market capitalization for the companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an unmanaged index of 500 widely held common stocks, is approximately $11.3 billion as of December 31, 1996.

     The Small Cap Stock Fund may invest its remaining assets in securities convertible into common stock, American Depository Receipts ("ADRs"), U.S. Government securities, repurchase agreements or other short-term money market instruments. The Small Cap Stock Fund also may invest up to 15% of its net assets in illiquid securities. The Small Cap Stock Fund may purchase and sell a security without regard to the length of time the security will be or has been held. Although

                                  Prospectus 6
the Small Cap Stock Fund will not trade primarily for short-term profits, it may make investments with potential for short-term appreciation when such action is deemed desirable and in the best interest of shareholders. See "Brokerage Practices" in the SAI.

THE SMALL CAP STOCK
FUND INVESTS PRIMARILY IN THE
COMMON STOCK OF
SMALL CAPITALIZATION
COMPANIES. THIS
GENERALLY INVOLVES
GREATER RISK THAN
INVESTING IN
LARGER, MORE ESTABLISHED
COMPANIES.
     The Subadvisers currently believe that investments in small capitalization companies may offer greater opportunities for growth of capital than investments in larger, more established companies. Investing in smaller, newer issuers generally involves greater risks than investing in larger, more established issuers. Companies in which the Small Cap Stock Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities issued by such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Small Cap Stock Fund may not be appropriate for all investors.

     The Small Cap Stock Fund also may invest in real estate investment trusts ("REITs"), including equity REITs, which own real estate properties, and mortgage REITs, which make construction, development and long-term mortgage loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified.

     Heritage believes that short-term volatility may be reduced by allocating the Small Cap Stock Fund's assets among multiple subadvisers. While Eagle and Awad will focus on investments in small capitalization companies, the different investment disciplines employed by the Subadvisers may cause the portion of the Small Cap Stock Fund's assets allocated to Eagle or Awad to have better or worse relative performance than the other portion during certain market conditions. By employing multiple disciplines, short-term volatility may be reduced while the Small Cap Stock Fund participates in returns available from small capitalization companies. The potential benefits of this multiple subadviser approach may be partially reduced, however, because there currently are only two subadvisers and because there may be overlap among the securities portfolios of Eagle and Awad. See "Management of the Trust."

VALUE EQUITY FUND
--------------------

THE VALUE EQUITY FUND
SEEKS LONG-TERM
CAPITAL APPRECIATION;
CURRENT INCOME IS A
SECONDARY OBJECTIVE.
     The Value Equity Fund's primary investment objective is long-term capital appreciation. Current income is a secondary objective. There can be no assurance that the Value Equity Fund's investment objective will be achieved. In seeking these objectives, the Value Equity Fund may invest without limit in common stocks that, when purchased, meet certain quantitative standards that in the judgment of Dreman Value Advisors, Inc. ("Dreman"), the Fund's investment subadviser, indicate above average financial soundness and high intrinsic value relative to price. In particular, each common stock must have at least one of the following attributes

                                  Prospectus 7

THE VALUE EQUITY FUND
INVESTS IN COMPANIES THAT
MEET CERTAIN INVESTMENT
CRITERIA RELATING TO PRICE,
DIVIDEND YIELD, GOING
CONCERN VALUE AND
DEBT LEVELS.

THE VALUE EQUITY
FUND'S SUBADVISER IS
DREMAN VALUE
ADVISORS, INC.

in order to meet Dreman's investment criteria when purchased by the Value Equity
Fund:


     - LOW PRICE IN RELATION TO THE ISSUER'S EARNINGS OR BOOK VALUE: The stock must have a price-to-earnings ratio or price-to-book value ratio of less than or approximately equal to 75% of that of the broader equity market (as measured by the S&P 500);


     - HIGH DIVIDEND YIELD: The stock's yield must approximate at least 50% of the prevailing average yield to maturity of the long-term U.S. Government bond, as measured by the Lehman Brothers Long Treasury Bond Index (or other similar index if this index is not available);

     - HIGH VALUE OF ISSUER AS A GOING CONCERN: The stock's per share going concern value (as estimated by Dreman) must exceed book value and market value; or

     - LOW DEBT: The long-term debt of the issuer must be below, or approximately equivalent to, the issuer's tangible net worth.

     Under normal market conditions, at least 65% of the Value Equity Fund's total assets will be invested in U.S. common stocks. With respect to the other 35% of its total assets, the Fund may invest in common stocks of foreign issuers, ADRs, foreign currency transactions with respect to underlying common stock, preferred stock, investment grade securities convertible into common stocks, futures contracts, options on equity securities or equity security indices, rights or warrants to subscribe for or purchase common stocks, obligations of the U.S. Government, its agencies and instrumentalities (including repurchase agreements thereon) and in securities that track the performance of a broad-based securities index, such as Standard & Poor's Depository Receipts ("SPDRs"). The Value Equity Fund may loan its portfolio securities.

     The portion of total assets invested in common stocks and debt securities will vary based on the availability of common stocks meeting the foregoing criteria and Dreman's evaluation of the investment merit of common stocks relative to debt securities. No more than 10% of the Value Equity Fund's net assets may be invested in securities that, at the time of investment, are illiquid. See "Investment Information" in the SAI for a more detailed discussion of these securities, including related risks.

     STOCK SELECTION PROCESS. In selecting securities, Dreman screens a universe of over 2500 companies. From this universe, Dreman anticipates that only a few hundred companies will meet one or more of its investment criteria. Each of these companies is analyzed individually in terms of its past and present competitive position within its respective industry. Selections will be made based on Dreman's projections of the companies' growth in earnings and dividends, earnings momentum, and undervaluation based on a dividend discount model. Target prices and value ranges are developed from this analysis and portfolio selection will be made from among the top-rated securities.

     Dreman periodically monitors the Value Equity Fund's equity securities to assure that they continue to meet the selection criteria. A security normally will be sold once it reaches its target price, when negative changes occur with respect to the company or its industry, or when there is a significant change in the security with respect to one or more of the four selection criteria listed above. The Value Equity Fund may at times continue to hold equity securities that no longer meet the criteria

                                  Prospectus 8
but Dreman deems suitable investments in view of the Value Equity Fund's investment objectives.

GROWTH EQUITY FUND
----------------------

THE GROWTH EQUITY
FUND SEEKS GROWTH
THROUGH LONG-TERM
CAPITAL APPRECIATION.
     The Growth Equity Fund's primary investment objective is growth through long-term capital appreciation. In seeking this objective, the Growth Equity Fund may invest without limitation in common stocks that, when purchased, meet certain qualitative standards as determined by Eagle, the Growth Equity Fund's investment subadviser. However, there can be no assurance that the Growth Equity Fund's investment objective will be achieved. The Growth Equity Fund is designed for long-term investors who desire to participate in the stock market while exposing themselves to more investment risk and volatility than the stock market in general, but less investment risk and volatility than many aggressive capital appreciation funds.

THE GROWTH EQUITY
FUND'S SUBADVISER
IS EAGLE ASSET
MANAGEMENT, INC.
     Eagle will invest in common stocks that it believes have sufficient growth potential to offer above average long-term capital appreciation. Companies in which Eagle will invest will have at least one of the following characteristics at the time of purchase:

     - expected earnings-per-share growth greater than the average of the S&P 500, or

     - return on equity greater than the average for the S&P 500.

     Under normal market conditions, at least 65% of the Growth Equity Fund's total assets will be invested in U.S. common stocks. A majority of the Growth Equity Fund's total assets will be invested in common stock with market capitalization of greater than $1 billion at the time of purchase. With respect to the other 35% of its total assets, the Growth Equity Fund may invest in common stocks of foreign issuers, ADRs, foreign currency transactions with respect to underlying common stocks, preferred stock, investment grade securities convertible into common stocks, futures contracts, options on equity securities or equity security indices, rights or warrants to subscribe for or purchase common stocks, obligations of the U.S. Government, its agencies and instrumentalities (including repurchase agreements thereon) and in securities that track the performance of a broad-based securities index, such as SPDRs. The Growth Equity Fund may loan its portfolio securities. No more than 10% of the Growth Equity Fund's net assets may be invested in securities that, at the time of investment, are illiquid.

THE GROWTH EQUITY
FUND INVESTS
IN COMPANIES
THAT HAVE EXPECTED
EARNINGS-PER-SHARE
GROWTH OR RETURN ON
EQUITY GREATER THAN
THE AVERAGE FOR THE
S&P 500.
     STOCK SELECTION PROCESS. Stock selections will be made in part based on Eagle's opinion regarding the sustainability of the company's competitive advantage in the marketplace as well as Eagle's opinion of the company's management team. Eagle will invest in companies that, in its opinion, will have long-term returns greater than the average for the S&P 500. Eagle normally will reevaluate a security if it underperforms the S&P 500 by 15% or more during a three-month period. At that time a decision will be made to sell or hold the security. If a particular stock appreciates to over 5% of the total assets of the portfolio, Eagle generally will reduce the position to less than 5%. If the stock price appreciates to a level that, in the opinion of Eagle, is not sustainable, the position generally will be sold to realize the existing profits and avoid a potential price correction. If Eagle identifies a holding that it considers to be a better investment than a current holding, Eagle generally will consider selling the current holding to add the new security.

                                  Prospectus 9

EAGLE INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------

THE EAGLE INTERNATIONAL
EQUITY PORTFOLIO SEEKS
CAPITAL APPRECIATION
PRINCIPALLY THROUGH
INVESTING IN A
PORTFOLIO OF
INTERNATIONAL EQUITY
SECURITIES.
     The Eagle International Equity Portfolio seeks capital appreciation principally through investment in an international portfolio of equity securities. Income is an incidental consideration. However, there can be no assurance that the Eagle International Equity Portfolio's investment objective will be achieved

     Under normal market conditions, at least 65% of the Eagle International Equity Portfolio's total assets will be invested in common stocks (which may or may not pay dividends), convertible bonds, convertible preferred stocks, warrants, rights or other equity securities of foreign issuers and sponsored and unsponsored depository receipts representing the securities of foreign issuers (including ADRs, European Depository Receipts, Global Depository Receipts and International Depository Receipts, among others). Its remaining assets may be invested in foreign debt securities, securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements and foreign and domestic short-term investments, as discussed in the SAI. In addition, the Eagle International Equity Portfolio may invest up to 10% of its assets in securities of other investment companies, such as closed-end investment companies that invest in foreign markets. As a shareholder of an investment company, the Eagle International Equity Portfolio may indirectly bear service fees, which are in addition to the fees the Eagle International Equity Portfolio pays to its own service providers. The Eagle International Equity Portfolio may borrow up to 10% of its total assets from banks as a temporary measure, such as to meet higher than anticipated redemption requests. For a further discussion of these investment objectives and policies, see "Investment Information" in the SAI.

A PORTFOLIO OF
INTERNATIONAL
EQUITY SECURITIES
SUBJECTS THE FUND
TO DIFFERENT RISKS THAN
INVESTING IN DOMESTIC
SECURITIES.
     The Eagle International Equity Portfolio normally will invest at least 50% of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). Countries in the EAFE Index include Japan, France, the United Kingdom, Germany, Hong Kong and Malaysia, among others. The Eagle International Equity Portfolio also will invest in emerging markets (which may include investments in countries such as India, Mexico and Poland for example). Emerging markets are those countries whose markets may not yet fully reflect the potential of the developing economy. The Eagle International Equity Portfolio may invest in foreign currency and purchase and sell foreign currency forward contracts and futures contracts. See "Futures Transactions; Foreign Currency Transactions" below.

THE EAGLE
INTERNATIONAL
EQUITY PORTFOLIO'S
SUBADVISER IS
MARTIN CURRIE INC.
     The Eagle International Equity Portfolio will not limit its investments to any particular type or size of company. It may invest in companies whose earnings are believed by the Eagle International Equity Portfolio's investment subadviser, Martin Currie Inc. ("Martin Currie"), to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose market value per share is thought by Martin Currie to be undervalued. It may invest in small and relatively less well known companies, which may have more restricted product lines or more limited financial resources than larger, more established companies and may be more severely affected by economic downturns or other adverse developments. Trading volume of these companies' securities may be low and their market values may be volatile. While the Eagle International Equity Portfolio's investment strategy generally will emphasize equity securities, the Eagle International Equity Portfolio may invest a portion of its assets in investment grade fixed income securities when, in the opinion of Martin Currie, equity securities

                                  Prospectus 10
appear to be overvalued or Martin Currie otherwise believes investing in fixed income securities affords the Eagle International Equity Portfolio the opportunity for capital growth, as in periods of declining interest rates.

THIS FUND WILL INVEST
IN MANY COUNTRIES
AROUND THE WORLD.
     In allocating the Eagle International Equity Portfolio's assets among the various securities markets of the world, Martin Currie will consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. Under certain adverse investment conditions, the Eagle International Equity Portfolio may restrict the number of securities markets in which its assets will be invested, although under normal market circumstances the Eagle International Equity Portfolio's investments will involve securities principally traded in at least three different countries. Otherwise, there are no prescribed limits on geographic asset distribution and the Eagle International Equity Portfolio has the authority to invest in securities traded in securities markets of any country in the world. The Eagle International Equity Portfolio will invest only in markets where, in the judgment of Martin Currie, there exists an acceptable framework of market regulation and sufficient liquidity.

THIS FUND MAY INVEST
A PORTION OF ITS ASSETS
IN COUNTRIES WITH
EMERGING ECONOMIES OR
SECURITIES MARKETS.
     The securities markets of many nations can be expected to move relatively independently of one another because business cycles and other economic or political events that influence one country's securities markets may have little effect on the securities markets of other countries. By investing in an international securities portfolio, the Eagle International Equity Portfolio seeks to reduce the risks associated with investing in the economy of only one country. See "Foreign Investments -- Risk Factors" below.

     Although the Eagle International Equity Portfolio will not trade primarily for short-term profits, Martin Currie may make investments with potential for short-term appreciation when such action is deemed desirable and in the best interests of shareholders. In addition, for temporary defensive purposes, the Eagle International Equity Portfolio may invest all or a major portion of its assets in (1) foreign debt securities, (2) debt and equity securities of U.S. issuers, and (3) obligations issued or guaranteed by the United States or a foreign government or their respective agencies, authorities or instrumentalities. The Eagle International Equity Portfolio may invest up to 10% of its net assets in illiquid securities.

     FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Eagle International Equity Portfolio may purchase portfolio securities on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time ("forward commitments"). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Eagle International Equity Portfolio's other assets. No income accrues to the purchaser of such securities prior to delivery.

THE EAGLE INTERNATIONAL
EQUITY PORTFOLIO MAY
BUY AND SELL FUTURES
CONTRACTS AND
FORWARD CONTRACTS.
     FUTURES TRANSACTIONS; FOREIGN CURRENCY TRANSACTIONS. The Eagle International Equity Portfolio may engage in transactions in futures contracts and forward contracts to adjust the risk/return characteristics of the Eagle International Equity Portfolio's investment portfolio. The Eagle International Equity Portfolio may buy and sell stock index and currency futures contracts. A currency futures contract is an agreement between two parties to buy and sell the underlying currency for a set price on a future date. A stock index future is an obligation to make or take a cash

                                  Prospectus 11
settlement, in the future, based on price movements that occur in the specific stock index underlying the contract.

     If Martin Currie wants to hedge the Eagle International Equity Portfolio's exposure to a broad decline in equity market prices, it might sell futures contracts on stock indices. Then, if the value of the underlying securities declines, the value of the futures contracts should increase. If, however, the value of the underlying securities increases, the Eagle International Equity Portfolio should suffer a loss on its futures contract position. Likewise, if the Eagle International Portfolio expects stock prices to rise, the Eagle International Equity Portfolio might purchase stock index futures contracts to offset potential increases in the acquisition cost of securities that the Eagle International Equity Portfolio intends to acquire. If, as expected, the market value of the equity indices and futures contracts with respect thereto increase, the Eagle International Equity Portfolio would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. However, if the value of the equity indices decline, the value of the futures contracts also will decline.

     The Eagle International Equity Portfolio also may buy and sell foreign currencies, foreign currency futures contracts and forward foreign currency contracts. A forward foreign currency contract is an agreement between the Eagle International Equity Portfolio and a contra party to buy or sell a specified currency at a specified price and future date. If a decline in the value of a particular currency relative to the U.S. dollar is anticipated, the Eagle International Equity Portfolio may enter into a futures contract or forward contract to sell that currency as a hedge. If it is anticipated that the value of a foreign currency will rise, the Eagle International Equity Portfolio may purchase a currency futures contract or forward contract to protect against an increase in the price of securities denominated in a particular currency the Eagle International Equity Portfolio intends to purchase. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies.

     The Eagle International Equity Portfolio might not use any of the strategies described above, and there can be no assurance that any strategy used will succeed. If Martin Currie incorrectly forecasts stock market or currency exchange rates in utilizing a strategy for the Eagle International Equity Portfolio, the Fund would be in a better position if it had not hedged at all. Although futures contracts and forward contracts are intended to replicate movements in the cash markets for the securities and currencies in which the Eagle International Equity Portfolio invests without the large cash investments required for dealing in such markets, they may subject the Eagle International Equity Portfolio to additional risks. The principal risks associated with the use of futures and forward contracts are: (1) imperfect correlation between movements in the market price of the portfolio investment or currency (held or intended to be purchased) being hedged and in the price of the futures contract or forward contract; (2) possible lack of a liquid secondary market for closing out futures or forward contract positions; (3) the need for additional portfolio management skills and techniques; (4) the fact that, while hedging strategies can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Eagle International Equity Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time, due to the need for the Eagle International Equity Portfolio to maintain "cover" or to segregate securities in connection with hedging transac-

                                  Prospectus 12
tions and the possible inability of the Eagle International Equity Portfolio to close out or liquidate a hedged position.

     For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the security or currency being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged. Martin Currie will attempt to create a closely correlated hedge, but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of currency exchange rate or stock market trends by Martin Currie may still not result in a successful transaction. Martin Currie may be incorrect in its expectations as to the extent of various currency exchange rate or stock market movements or the time span within which the movements take place.

     Although hedging strategies are intended to reduce fluctuations in net asset value, the Eagle International Equity Portfolio nonetheless anticipates that its net asset value will fluctuate.

     The Eagle International Equity Portfolio may invest in emerging markets. This includes investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

     The Eagle International Equity Portfolio's investments in foreign currency denominated debt obligations and hedging activities likely will produce a difference between its book income and its taxable income. If the Eagle International Equity Portfolio's book income exceeds its taxable income, a portion of the Eagle International Equity Portfolio's income distributions would constitute returns of capital for tax purposes because the Eagle International Equity Portfolio distributes substantially all of its net investment income. See "Dividends and Other Distributions" and "Taxes." In addition, if the Eagle International Equity Portfolio's taxable income exceeds its book income, the Eagle International Equity Portfolio might have to distribute all or part of that excess to qualify as a "regulated investment company" for Federal income tax purposes or to avoid the imposition of a 4% excise tax on certain undistributed income and gains. See "Taxes" in the SAI.

POLICIES AND RISK FACTORS APPLICABLE TO MULTIPLE FUNDS
------------------------------------------------------------

     FOREIGN SECURITIES. Each Fund other than the Small Cap Stock Fund may invest in foreign securities and each fund may invest in ADR's. Investments in securities of foreign issuers, or securities principally traded overseas, may involve certain special risks due to foreign economic, political and legal development, including favorable or unfavorable changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, foreign issuers are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of

                                  Prospectus 13
comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees generally are higher than in the United States. Foreign settlement procedures and trade regulation may involve certain risks (such as delay in payment or delivery of securities or in the recovery of assets held abroad) and expenses not present in the settlement of domestic investments. There also are special tax considerations that apply to securities of certain foreign issuers and securities principally traded overseas.

     INVESTMENT GRADE AND LOWER-RATED SECURITIES. Each Fund may invest in securities rated investment grade. Investment grade securities include securities rated BBB or above by Standard & Poor's Rating Services ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the applicable subadviser. Securities rated in the lowest category of investment grade are considered to have speculative characteristics and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade bonds. Each Fund may retain a security that has been downgraded below investment grade if in the applicable Fund's subadviser's opinion, it is in the Fund's best interest.

     In addition, the Small Cap Stock Fund and the Eagle International Equity Portfolio also may invest up to 5% of their assets in convertible securities rated below investment grade by S&P or Moody's, or unrated securities deemed to be below investment grade by the applicable Fund's subadviser. The price of lower-rated securities tends to be less sensitive to interest rate changes than the price of higher-rated securities, but more sensitive to adverse economic changes or individual corporate developments. Securities rated below investment grade are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. See the SAI for a discussion of the risks associated with investment grade and lower-rated securities and the Appendix to the SAI for a description of S&P's and Moody's corporate bond ratings.

     REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities and commits to resell the securities to the original seller (a member bank of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers in transactions believed by the applicable subadviser to present minimal credit risks in accordance with guidelines established by the Board of Trustees.

     TEMPORARY OR DEFENSIVE PURPOSES. For temporary or defensive purposes during anticipated periods of general market decline, each Fund other than the Eagle International Equity Portfolio may invest up to 100% of its net assets in money market instruments, including securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other long- and short-term debt instruments that are rated A

                                  Prospectus 14
or higher by S&P or Moody's. For a description of S&P or Moody's commercial paper and corporate debt ratings, see the Appendix to the SAI.

NET ASSET VALUE
================================================================================

THE NET ASSET VALUE OF
EACH CLASS OF THE FUNDS'
SHARES ARE CALCULATED
DAILY AS OF THE CLOSE
OF REGULAR TRADING ON
THE NEW YORK STOCK
EXCHANGE.
     The net asset values of each Fund's A shares and C shares are calculated by dividing the value of the total assets of each Fund attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. Shares are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") each day it is open. Fund securities and other investments are stated at market value based on the last sales price as reported by the principal securities exchange on which the securities are traded. If no sale is reported, market value is based on the most recent quoted bid price. In the absence of a readily available market quote, or if Heritage or a subadviser has reason to question the validity of market quotations it receives, securities and other assets are valued using such methods as the Board of Trustees believes would reflect fair value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rate prevailing at the time a Fund calculates its net asset value per share. Although the Eagle International Equity Portfolio values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The per share net asset value of A shares and C shares may differ as a result of the different daily expense accruals applicable to each class. For more information on the calculation of net asset value, see "Net Asset Value" in the SAI.

PERFORMANCE INFORMATION
================================================================================

     Total return data of the A shares and C shares from time to time may be included in advertisements about each Fund. Performance information is computed separately for A shares and C shares in accordance with the methods described below. Because C shares bear the expense of a higher distribution fee attributable to the deferred sales load alternative, the performance of C shares likely will be lower than that of A shares.

     Total return with respect to a class for the one-, five- and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that class through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in that class at the public offering price (in the case of A shares, giving effect to the maximum initial sales load of 4.75% and, in the case of C shares, giving effect to the deduction of any contingent deferred sales load ("CDSL") that would be payable). In addition, each Fund also may advertise its total return in the same manner, but without taking into account the initial sales load or CDSL. Each Fund also may advertise total return calculated without annualizing the return, and total return may be presented for other periods. By not annualizing the returns, the total return calculated in this manner simply will reflect the increase in net asset value per A share and C share over a period of time, adjusted for dividends and other distributions. A share and C share performance may be compared with various indices.

     All data is based on each Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's investment

                                  Prospectus 15
portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Additional performance information is contained in each Fund's annual report to shareholders, which may be obtained, without charge, by contacting your Fund at
(800) 421-4184. For more information on investment performance, see the SAI.

                             INVESTING IN THE FUNDS

PURCHASE PROCEDURES
================================================================================

YOU MAY BUY SHARES
OF EACH FUND BY:
     Shares of each Fund are offered continuously through the Trust's principal underwriter, Raymond James & Associates, Inc. (the "Distributor"), and through other participating dealers or banks that have dealer agreements with the Distributor. The Distributor receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to participating dealers or banks. Such dealers may be deemed to be underwriters pursuant to the Securities Act of 1933, as amended. For a discussion of the classes of shares offered by each Fund, see "Choosing a Class of Shares."

-  CALLING YOUR
   REPRESENTATIVE;
     Shares of each Fund may be purchased through a registered representative of the Distributor, a participating dealer or a participating bank
("Representative") by placing an order for Fund shares with your Representative and remitting payment to the Distributor, participating dealer or bank within three business days.

     All purchase orders received by the Distributor prior to the close of regular trading on the Exchange -- generally 4:00 p.m., Eastern time -- will be executed at that day's offering price. Purchase orders received by your Representative prior to the close of regular trading on the Exchange and transmitted to the Distributor before 5:00 p.m., Eastern time on that day also will receive that day's offering price. Otherwise, all purchase orders accepted after the offering price is determined will be executed at the offering price determined as of the close of regular trading on the Exchange on the next trading day. See "What Class A Shares Will Cost" and "What Class C Shares Will Cost."

-  COMPLETING THE
   ACCOUNT APPLICA-
   TION CONTAINED IN
   THIS PROSPECTUS
   AND SENDING
   YOUR CHECK; OR
     You also may purchase shares of a Fund directly by completing and signing the Account Application found in this Prospectus and mailing it, along with your payment, to Heritage Series Trust -- Small Cap Stock Fund, Value Equity Fund, Growth Equity Fund or Eagle International Equity Portfolio, as applicable, Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733.

-  SENDING A
   FEDERAL FUNDS
   WIRE.
     Shares may be purchased with Federal funds (a commercial bank's deposit with the Federal Reserve Bank that can be transferred to another member bank on the same day) sent by Federal Reserve or bank wire to:

     State Street Bank and Trust Company
     Boston, Massachusetts
     ABA #011-000-028
     Account # 3196-769-8
     Name of the Fund
     The class of Shares to be purchased
     (Your Account Number Assigned by the Fund)
     (Your Name)

                                  Prospectus 16

     To open a new account with Federal funds or by wire, you must contact Heritage or your Representative to obtain a Heritage mutual fund account number. Commercial banks may elect to charge a fee for wiring funds to State Street Bank and Trust Company. For more information on "How to Buy Shares," see "Investing in the Funds" in the SAI.

MINIMUM INVESTMENT REQUIRED/ACCOUNTS WITH LOW BALANCES
================================================================================

AN INITIAL INVESTMENT
MUST BE AT LEAST
$1,000. A MINIMUM
BALANCE OF $500
MUST BE MAINTAINED.
     Except as provided under "Systematic Investment Programs," the minimum initial investment in a Fund is $1,000, and a minimum account balance of $500 must be maintained. These minimum requirements may be waived at the discretion of Heritage. In addition, initial investments in Individual Retirement Accounts ("IRAs") may be reduced or waived under certain circumstances. Contact Heritage or your Representative for further information.

     Due to the high cost of maintaining accounts with low balances, it is currently the Trust's policy to redeem Fund shares in any account if the account balance falls below the required minimum value of $500, except for retirement accounts. The shareholder will be given 30 days' notice to bring the account balance to the minimum required or the Trust may redeem shares in the account and pay the proceeds to the shareholder. The Trust does not apply this minimum account balance requirement to accounts that fall below the minimum due to market fluctuation.

SYSTEMATIC INVESTMENT PROGRAMS
================================================================================

DOLLAR COST AVERAGING PLANS:

EACH FUND OFFERS
INVESTORS A VARIETY OF
CONVENIENT FEATURES
AND BENEFITS,
INCLUDING DOLLAR COST
AVERAGING.
     A variety of systematic investment options are available for the purchase of Fund shares. These options provide for systematic monthly investments of $50 or more through systematic investing, payroll or government direct deposit, or exchange from another mutual fund advised or administered by Heritage ("Heritage Mutual Fund"). You may change the amount to be automatically invested or may discontinue this service at any time without penalty. If you discontinue this service before reaching the required account minimum, the account must be brought up to the minimum in order to remain open. You will receive a periodic confirmation of all activity for your account. For additional information on these options, see the Account Application or contact Heritage at (800) 421-4184 or your Representative.

RETIREMENT PLANS
================================================================================

     Shares of the Funds may be purchased as an investment for Heritage IRA plans. In addition, shares may be purchased as an investment for self-directed IRAs, defined contribution plans, Simplified Employee Pension Plans ("SEPs"), Savings Incentive Match Plans for Employees ("SIMPLE") and other retirement plans. For more detailed information on retirement plans contact Heritage at
(800) 421-4184 or your Representative and see "Investing in the Funds" in the SAI.

                                  Prospectus 17

CHOOSING A CLASS OF SHARES
================================================================================

A SHARES HAVE A
FRONT-END SALES
LOAD AND LOWER
ANNUAL EXPENSES
THAN C SHARES.
C SHARES HAVE A
CDSL ON REDEMPTIONS
WITHIN ONE
YEAR OF PURCHASE.
     Each Fund offers and sells two classes of shares, A shares and C shares. (The Eagle International Equity Portfolio offers an additional class offered through a separate prospectus.) The primary difference between the A shares and the C shares lies in their initial sales load and CDSL structures and in their ongoing expenses, including asset-based sales charges in the form of distribution fees. A shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a sales load imposed at the time of purchase. C shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order. A CDSL of 1% is imposed on C shares if you hold those shares for less than one year. C shares are subject to higher ongoing distribution fees than A shares. When you place an order for Fund shares, you must specify which class of shares you wish to purchase.

YOU MAY CHOOSE A
SHARE CLASS THAT
MEETS YOUR INVESTMENT
OBJECTIVES. PLEASE
CONSULT WITH YOUR
REPRESENTATIVE.
     The purchase plans offered by each Fund enable you to choose the class of shares that you believe will be most beneficial given the amount of your intended purchase, the length of time you expect to hold the shares and other circumstances. You should consider whether, during the anticipated length of your intended investment in a Fund, the accumulated continuing distribution and service fees plus the CDSL on C shares would exceed the initial sales load plus accumulated Rule 12b-1 distribution fees on A shares purchased at the same time. Another factor to consider is whether the potentially higher yield of A shares due to lower ongoing charges will offset the initial sales load paid on such shares. Representatives may receive different compensation for sales of A shares than sales of C shares.

     If you purchase sufficient shares to qualify for a reduced sales load, you may prefer to purchase A shares because similar reductions are not available on the C shares. For example, if you intend to invest more than $1,000,000 in shares of a Fund, you should purchase A shares. Moreover, all A shares are subject to a lower Rule 12b-1 fee and, accordingly, are expected to pay correspondingly higher dividends on a per share basis. If your purchase will not qualify for a reduced sales load, you still may wish to purchase A shares if you expect to hold your shares for an extended period of time because, depending on the number of years you hold the investment, the continuing distribution and service fees on C shares would eventually exceed the initial sales load plus the continuing service fee on A shares during the life of your investment. However, because initial sales loads are deducted at the time of purchase, not all of the purchase payment for A shares is invested initially.

     You might determine that it would be more advantageous to purchase C shares in order to have all of your purchase payment invested initially. However, your investment would remain subject to higher continuing distribution and service fees and, if you hold your shares for less than one year, be subject to a CDSL. For example, based on current fees and expenses for a Fund and the maximum sales load on A Shares, you would have to hold A shares approximately six years before the accumulated distribution and service fees on the C shares would exceed the initial sales load plus the accumulated service fees on the A shares.

                                  Prospectus 18

WHAT CLASS A SHARES WILL COST
================================================================================

THE SALES LOAD ON
A SHARES WILL VARY
DEPENDING ON THE
AMOUNT YOU INVEST.
     A shares are sold on each day on which the Exchange is open. A shares are sold at their next determined net asset value plus a sales load as described below.

                         SALES LOAD AS A PERCENTAGE OF
                       ----------------------------------
                                           NET AMOUNT       DEALER CONCESSION
                                            INVESTED        AS PERCENTAGE OF
 AMOUNT OF PURCHASE    OFFERING PRICE   (NET ASSET VALUE)   OFFERING PRICE(1)
 ------------------    --------------   -----------------   -----------------
Less than $25,000....       4.75%             4.99%               4.25%
$25,000-$49,999......       4.25%             4.44%               3.75%
$50,000-$99,999......       3.75%             3.90%               3.25%
$100,000-$249,999....       3.25%             3.36%               2.75%
$250,000-$499,999....       2.50%             2.56%               2.00%
$500,000-$999,999....       1.50%             1.52%               1.25%
$1,000,000 and
  over...............       0.00%             0.00%               0.00%(2)

---------------

(1) During certain periods, the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the dealer concession shown above.
(2) Heritage may pay from its own resources up to 1.00% of the purchase amount to the Distributor for purchases of $1,000,000 or more.

     A shares may be sold at net asset value without any sales load to:
Heritage, Eagle, and the subadvisers; current and retired officers and Trustees of the Trust; directors, officers and full-time employees of Heritage, Eagle, the subadviser of any Heritage Mutual Fund, the Distributor and their affiliates; registered representatives and employees of broker-dealers that are parties to dealer agreements with the Distributor (or financial institutions that have arrangements with such broker-dealers); directors, officers and full-time employees of banks that are party to agency agreements with the Distributor, and all such persons' immediate relatives and their beneficial accounts. In addition, the American Psychiatric Association has entered into an agreement with the Distributor that allows its members to purchase A shares at a sales load equal to two-thirds of the percentages in the above table. The dealer concession also will be adjusted in a like manner. Members of the APA Group also are eligible to purchase A shares at net asset value in amounts equal to the value of shares redeemed from other mutual funds that were purchased under reduced sales load programs available to their organization. A shares also may be purchased without sales loads by investors who participate in certain broker-dealer wrap fee investment programs.

HERITAGE NET ASSET VALUE ("NAV") TRANSFER PROGRAM
-----------------------------------------------------------

YOU MAY QUALIFY
FOR A PURCHASE WITH
NO SALES LOAD UNDER
THE HERITAGE NAV
TRANSFER PROGRAM.
     A shares of each Fund may be sold at net asset value without any sales load under Heritage's NAV Transfer Program. To qualify for the NAV Transfer Program, you must provide adequate proof that within 90 days prior to the purchase of a Heritage Mutual Fund you redeemed shares from a load or no-load mutual fund other than a Heritage Mutual Fund or any money market fund. To provide adequate proof you must complete a qualification form and provide a statement showing the value liquidated from the other mutual fund.

COMBINED PURCHASE PRIVILEGE (RIGHT OF ACCUMULATION)
-----------------------------------------------------------

YOU MAY QUALIFY FOR
A REDUCED SALES LOAD
BY COMBINING PURCHASES.
     You may qualify for the sales load reductions indicated in the above sales load schedule by combining purchases of A shares into a single "purchase" if the resulting "purchase" totals at least $25,000. For additional information regarding

                                  Prospectus 19
the Combined Purchase Privilege, see the Account Application or "Investing in the Funds" in the SAI.

STATEMENT OF INTENTION
------------------------

A STATEMENT OF
INTENTION ALLOWS YOU
TO REDUCE THE SALES
LOAD ON COMBINED
PURCHASES OF $25,000
OR MORE OVER ANY
13-MONTH PERIOD.
     You also may obtain the reduced sales loads shown in the above sales load schedule by means of a written Statement of Intention, which expresses your intention to invest not less than $25,000 within a period of 13 months in A shares of any Fund or A shares of any other Heritage Mutual Fund subject to a sales load ("Statement of Intention"). If you qualify for the Combined Purchase Privilege, you may purchase A shares of the Heritage Mutual Funds under a single Statement of Intention. In addition, if you own Class A shares of any other Heritage Mutual Fund subject to a sales load, you may include those shares in computing the amount necessary to qualify for a sales load reduction. The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. If you would like to enter into a Statement of Intention in conjunction with your initial investment in A shares of a Fund, please complete the appropriate portion of the Account Application found in this Prospectus. Current Fund shareholders desiring to do so can obtain a Statement of Intention by contacting Heritage or the Distributor at the address or telephone number listed on the cover of this prospectus, or from their Representative.

     For more information on "What Class A Shares Will Cost" and a further explanation of instances in which the sales load will be waived or reduced, see "Investing in the Funds" in the SAI.

WHAT CLASS C SHARES WILL COST
================================================================================

THE CDSL, IF
APPLICABLE, IS BASED ON
THE LOWER OF PURCHASE
PRICE OR REDEMPTION
PRICE.
     A CDSL of 1% is imposed on C shares if, less than one year from the date of purchase, you redeem an amount that causes the current value of your account to fall below the total dollar amount of C shares purchased subject to the CDSL. The CDSL will not be imposed on the redemption of C shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed C shares above the original purchase price. Thus, the CDSL will be imposed on the lower of net asset value or purchase price.

     Redemptions will be processed in a manner intended to minimize the amount of redemption that will be subject to the CDSL. When calculating the CDSL, it will be assumed that the redemption is made first of C shares acquired as dividends, second of C shares that have been held for one year or longer, and finally of C shares held for less than one year on a first-in first-out basis.

     WAIVER OF THE CONTINGENT DEFERRED SALES LOAD. The CDSL currently is waived for: (1) any partial or complete redemption in connection with a distribution without penalty under Section 72(t) of the Internal Revenue Code of 1986, as amended (the "Code"), from a qualified retirement plan, including a Keogh Plan or IRA upon attaining age 70 1/2; (2) any redemption resulting from a tax-free return of an excess contribution to a qualified employer retirement plan or an IRA; (3) any partial or complete redemption following death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder (including one who owns the shares as joint tenant with his spouse) from an account in which the deceased or disabled is named, provided the redemption is requested within one year of the death or initial determination of disability; (4) certain periodic redemptions under the Systematic

                                  Prospectus 20

Withdrawal Plan from an account meeting certain minimum balance requirements, in amounts representing certain maximums established from time to time by the Distributor (currently a maximum of 12% annually of the account balance at the beginning of the Systematic Withdrawal Plan); or (5) involuntary redemptions by a Fund of C shares in shareholder accounts that do not comply with the minimum balance requirements. The Distributor may require proof of documentation prior to waiver of the CDSL described in sections (1) through (4) above, including distribution letters, certification by plan administrators, applicable tax forms or death or physicians certificates.

     For more information about C shares, see "Reinstatement Privilege" and "Exchange Privilege."

HOW TO REDEEM SHARES
================================================================================

THERE ARE SEVERAL
WAYS FOR YOU TO
SELL YOUR SHARES.
     Redemption of Fund shares can be made by:

     CONTACTING YOUR REPRESENTATIVE. Your Representative will transmit an order to a Fund for redemption by that Fund and may charge you a fee for this service.

     TELEPHONE REQUEST. You may redeem shares by placing a telephone request to your Fund (800-421-4184) prior to the close of regular trading on the Exchange. If you do not wish to have telephone exchange/redemption privileges, you should so elect by completing the appropriate section of the Account Application. The Trust, Heritage, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. These parties will employ reasonable procedures to confirm that telephone instructions are authentic. To the extent that the Trust, Heritage, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions. For more information on these procedures, see "Redeeming Shares -- Telephone Transactions" in the SAI. You may elect to have redemption proceeds wired to the bank account specified on the Account Application. Redemption proceeds normally will be sent the next business day, and you will be charged a wire fee by Heritage (currently $5.00). For redemptions of less than $50,000, you may request that the check be mailed to your address of record, providing that such address has not been changed in the past 30 days. For your protection, the proceeds of all other redemptions will be transferred to the bank account specified on the Account Application.

     WRITTEN REQUEST. Fund shares may be redeemed by sending a written request for redemption to "Heritage Series Trust-Small Cap Stock Fund, Value Equity Fund, Growth Stock Fund or Eagle International Equity Portfolio, as applicable, Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733." Signature guarantees will be required on the following types of requests: redemptions from any account that has had an address change in the past 30 days, redemptions greater than $50,000, redemptions that are sent to an address other than the address of record and exchanges or transfers into other Heritage accounts that have different titles. Heritage will transmit the order to the Fund for redemption.

     SYSTEMATIC WITHDRAWAL PLAN. Withdrawal plans are available that provide for regular periodic withdrawals of $50 or more on a monthly, quarterly, semiannual or annual basis. Under these plans, sufficient shares of the applicable Fund are redeemed to provide the amount of the periodic withdrawal payment. The purchase

                                  Prospectus 21
of A shares while participating in the Systematic Withdrawal Plan ordinarily will be disadvantageous to you because you will be paying a sales load on the purchase of those shares at the same time that you are redeeming A shares upon which you may already have paid a sales load. Therefore, each Fund will not knowingly permit the purchase of A shares through the Systematic Investment Plan if you are at the same time making systematic withdrawals of A shares. Heritage reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

YOU WILL NOT BE
CHARGED A SALES LOAD
ON A SHARES REDEEMED
AND REINVESTED WITHIN
90 DAYS OF REDEMPTION.
YOU MUST NOTIFY
YOUR FUND WHEN YOU
EXERCISE THIS PRIVILEGE.
     REINSTATEMENT PRIVILEGE. A shareholder who has redeemed any or all of his A shares of a Fund may reinvest all or any portion of the redemption proceeds in A shares at net asset value without any sales load, provided that such reinvestment is made within 90 calendar days after the redemption date. A shareholder who has redeemed any or all of his C shares of a Fund and has paid a CDSL on those shares or has held those shares long enough so that the CDSL no longer applies, may reinvest all or any portion of the redemption proceeds in C shares at net asset value without paying a CDSL on future redemptions of those shares, provided that such reinvestment is made within 90 calendar days after the redemption date. A reinstatement pursuant to this privilege will not cancel the redemption transaction; therefore, (1) any gain realized on the transaction will be recognized for Federal income tax purposes, while (2) any loss realized will not be recognized to the extent the proceeds are reinvested in shares of a Fund. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limitation in connection with transactions whose sole purchase is to transfer a shareholder's interest in a Fund to his defined contribution plan, IRA, SEP or SIMPLE. You must notify a Fund if you intend to exercise the reinstatement privilege.

     Contact Heritage or your Representative for further information or see "Redeeming Shares" in the SAI.

RECEIVING PAYMENT
================================================================================

THE SALES PRICE
GENERALLY IS THE NEXT
NAV COMPUTED AFTER
THE RECEIPT OF YOUR
REDEMPTION REQUEST.
     If a request for redemption is received by a Fund in good order (as described below) before the close of regular trading on the Exchange, the shares will be redeemed at the net asset value per share determined at the close of regular trading on the Exchange on that day, less any applicable CDSL for C shares. Requests for redemption received by a Fund after the close of regular trading on the Exchange will be executed at the net asset value determined at the close of regular trading on the Exchange on the next trading day, less any applicable CDSL for C shares.

     Payment for shares redeemed by a Fund normally will be made on the business day after redemption was made. If the shares to be redeemed recently have been purchased by personal check, the Fund may delay mailing a redemption check until the purchase check has cleared, which may take up to five business days. This delay can be avoided by wiring funds for purchases. The proceeds of a redemption may be more or less than the original cost of Fund shares.

     A redemption request will be considered to be received in "good order" if:

     - the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

                                  Prospectus 22

     - any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

     - any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

     - the signatures on any written redemption request of $50,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company, or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by Heritage, as transfer agent, under its current signature guarantee program.

     Each Fund has the right to suspend redemption or postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the Securities and Exchange Commission. In the case of any such suspension you may either withdraw your request for redemption or receive payment based upon the net asset value next determined, less any applicable CDSL, after the suspension is lifted. If a redemption check remains outstanding after six months, Heritage reserves the right to redeposit those funds into your account. For more information on receiving payment, see "Redeeming Shares" in the SAI.

EXCHANGE PRIVILEGE
================================================================================

YOU MAY EXCHANGE
SHARES OF ONE HERITAGE
MUTUAL FUND FOR SHARES
OF THE SAME CLASS
OF ANOTHER HERITAGE
MUTUAL FUND.
     If you have held A shares or C shares for at least 30 days, you may exchange some or all of your shares for shares of the same class of any other Heritage Mutual Fund. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Heritage Mutual Fund whose shares are being acquired. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Heritage Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally five business days following the purchase date. Exchanges of shares of Heritage Mutual Funds generally will result in the realization of a taxable gain or loss for Federal income tax purposes. See "Taxes."

     For purposes of calculating the commencement of the CDSL holding period for shares exchanged from a Fund to the C shares of any other Heritage Mutual Fund, except Heritage Cash Trust -- Money Market Fund ("Money Market Fund"), the original purchase date of those shares exchanged will be used. Any time period that the exchanged shares were held in the Money Market Fund will not be included in this calculation. As a result, if you redeem C shares of the Money Market Fund before the expiration of the CDSL holding period, you will be subject to the applicable CDSL.

     If you exchange A shares or C shares for corresponding shares of the Money Market Fund, you may, at any time thereafter, exchange such shares for the corresponding class of shares of any other Heritage Mutual Fund. If you exchange

                                  Prospectus 23
shares of the Money Market Fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund.

     A shares of a Fund may be exchanged for A shares of the Heritage Cash Trust-Municipal Money Fund, which is the only class of shares offered by that fund. If you exchange shares of the Heritage Cash Trust-Municipal Money Market Fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you also will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund. C shares are not eligible for exchange into the Heritage Cash Trust-Municipal Money Market Fund.

     Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such an exchange. For a discussion of limitation of liability of certain entities, see "How to Redeem Shares-Telephone Request."

     Telephone exchanges can be effected by calling Heritage at (800) 421-4184 or by calling your Representative. In the event that you or your Representative are unable to reach Heritage by telephone, an exchange can be effected by sending a telegram to Heritage. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

     Each Heritage Mutual Fund reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, each Heritage Mutual Fund may terminate this exchange privilege upon 60 days' notice. For further information on this exchange privilege and for a copy of any Heritage Mutual Fund prospectus, contact Heritage or your Representative and see "Exchange Privilege" in the SAI.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

HERITAGE ASSET
MANAGEMENT, INC.
SERVES AS INVESTMENT
ADVISER FOR EACH
FUND, EXCEPT FOR
THE EAGLE
INTERNATIONAL
EQUITY PORTFOLIO.
     The business and affairs of each Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

INVESTMENT ADVISERS

     Heritage Asset Management, Inc. is the investment adviser and administrator of each Fund except the Eagle International Equity Portfolio. Heritage is responsible for reviewing and establishing investment policies for the Funds as well as administering the Funds' noninvestment affairs. Heritage is a wholly owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. Heritage manages, supervises and conducts the business and administrative affairs of the Funds and the other Heritage Mutual Funds with net assets totaling approximately $2.7 billion as of January 31, 1997.

     Heritage's annual investment advisory and administration fee is 1% of the Small Cap Stock Fund's average daily net assets on the first $50 million and 0.75% on average daily net assets over $50 million. For Value Equity Fund and Growth

                                  Prospectus 24

Equity Fund, Heritage's annual investment advisory and administration fee is 0.75% of each Fund's average daily net assets. This fee is computed daily and paid monthly. Heritage voluntarily waives fees or reimburses expenses as explained under "Total Trust Expenses" and reserves the right to discontinue any voluntary waiver of its fees or reimbursements to the Funds in the future. Heritage may recover fees waived in the previous two years.

     Eagle Asset Management, Inc. is the Eagle International Equity Portfolio's investment adviser. The annual advisory fee paid monthly by the Eagle International Equity Portfolio to Eagle is based on the Fund's average daily net assets and is 1.00% on the first $100 million of assets and .80% thereafter. Eagle voluntarily waives fees or reimburses expenses as explained under "Total Trust Expenses" and reserves the right to discontinue any voluntary waiver of its fees or reimbursements to the Fund in the future. Eagle may recover fees waived in the previous two years.

     Eagle has been managing private accounts since 1976 for a diverse group of clients, including individuals, corporations, municipalities and trusts. Eagle managed approximately $2.8 billion for these clients as of January 31, 1997. In addition to advising private accounts, Eagle acts as investment adviser or subadviser to mutual funds, including Heritage Income-Growth Trust, Heritage Series Trust-Small Cap Stock Fund, Heritage Series Trust-Growth Equity Fund, Heritage Series Trust-Value Equity Fund and Heritage Capital Appreciation Trust (although no assets, currently are allocated to Eagle for the latter two funds) and three variable annuity portfolios (Eagle Core Equity Series and Eagle Small Cap Equity Series for Jackson National Life and Eagle Value Equity Portfolio for Golden Select). Eagle is a wholly owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

SUBADVISERS

THE INVESTMENT ADVISERS
EMPLOY SUBADVISERS
FOR PROVIDING INVESTMENT
ADVICE AND PORTFOLIO
MANAGEMENT SERVICE
TO THE FUNDS.
     Small Cap Stock Fund. The assets of the Small Cap Stock Fund are allocated among one or more investment subadvisers, subject to review by Heritage and the Board of Trustees. Heritage periodically will review the allocation of such assets and, subject to the oversight of the Board of Trustees, may, at its own discretion, reallocate the assets between investment subadvisers when it deems such reallocation in the best interest of the Small Cap Stock Fund's shareholders. The assets of the Small Cap Stock Fund currently are allocated between two investment subadvisers, Eagle and Awad. Heritage has entered into a separate agreement with each of the Subadvisers to provide investment advice and portfolio management services, including placement of brokerage orders, to the Small Cap Stock Fund for a fee payable by Heritage. Heritage may, in the future, propose the addition of one or more additional subadvisers, subject to approval by the Board of Trustees and Fund shareholders.

     Eagle makes investment decisions on behalf of its allocated portion of the Small Cap Stock Fund's assets. In making its investment decisions, Eagle generally focuses on investing in the securities of companies that Eagle believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than 75% of the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and a high or expanding return on equity. Of course, not all companies in the portfolio will meet all of these criteria to the same degree. Eagle utilizes a bottom-up approach to identifying the companies in which it invests. This approach will include some reliance on the research of regional and national securities firms, including Raymond James & Associates, Inc. Eagle also will perform fundamental financial

                                  Prospectus 25
research and frequently will rely on contact with company management to help identify investment opportunities. For its services to the Small Cap Stock Fund, Eagle is paid by Heritage an annual fee equal to .50% on the first $50 million of the Small Cap Stock Fund's average daily net assets under Eagle's investment discretion and .375% of the Small Cap Stock Fund's average daily net assets over $50 million under its investment discretion.

     Awad & Associates, 477 Madison Ave., New York, New York 10022, is a division of Raymond James & Associates, Inc. and makes investment decisions on its allocated portion of the Small Cap Stock Fund's assets. Awad employs an investment management approach that seeks to provide investment returns in excess of inflation while attempting to minimize volatility relative to the overall small cap market. Awad seeks to achieve these goals through fundamental research consisting of internal research, the use of Raymond James & Associates, Inc.'s research and the research of high quality regional and Wall Street firms. There may be some overlap among the portions of the Small Cap Stock Fund managed by Awad and Eagle. The companies in which Awad invests generally will have, in the opinion of Awad, steady earnings and cash flow growth, good and/or improving balance sheets, strong positions in their market niches and the ability to perform well in a stagnant economy. The companies purchased generally will have low price/earnings ratios relative to the stock market in general. Awad had $575 million of assets under its discretionary management at December 31, 1996. For its services to the Small Cap Stock Fund, Awad is paid by Heritage an annual fee equal to .50% on the first $50 million of the Small Cap Fund's average daily net assets under Awad's investment discretion and .375% on the Small Cap Stock Fund's average daily net assets over $50 million under its investment discretion.

     Value Equity Fund. Heritage has entered into an agreement with Dreman Value Advisors, Inc., 10 Exchange Place, 20th Floor, Jersey City, NJ 07301, to provide investment advice and portfolio management services, including placement of brokerage orders, to the Value Equity Fund for a fee payable by Heritage at an annual rate equal to 0.35% of the Value Equity Fund's average daily net assets allocated to Dreman by Heritage, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. Dreman was established as a wholly owned subsidiary of Zurich Kemper Investments, Inc. ("ZKI") in August 1995. Dreman previously conducted business as Dreman Value Management, L.P. Dreman serves as investment adviser to six mutual fund series and to private accounts with aggregate assets in excess of $3.9 billion as of January 31, 1997.

     Heritage also has entered into a subadvisory agreement with Eagle for a fee payable by Heritage equal to 50% of the fees payable to Heritage by the Value Equity Fund without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. However, Heritage has chosen not to allocate assets to Eagle at this time.

     Growth Equity Fund. Heritage has entered into an agreement with Eagle to provide investment advice and portfolio management services, including placement of brokerage orders, on behalf of the Growth Equity Fund. For these services, Heritage pays Eagle a fee equal to 50% of the fees payable to Heritage by the Growth Equity Fund, without regard to any reduction in fees actually paid to Heritage as a result of voluntary fee waivers by Heritage.

     Eagle International Equity Portfolio. Eagle has entered into a subadvisory agreement with Martin Currie, Inc., a New York corporation, to furnish a continuous investment program for the Eagle International Equity Portfolio. Martin Currie

                                  Prospectus 26
is a wholly owned subsidiary of Martin Currie Limited, a private limited company incorporated in the United Kingdom. Martin Currie Limited is one of Scotland's largest professional money managers and, together with Martin Currie, has $8.5 billion under management as of December 31, 1996. Since 1881, Martin Currie Limited and its predecessors have focused on providing their clients with investment management services. Martin Currie makes investment decisions on behalf of the Eagle International Equity Portfolio and places all orders for purchases and sales of securities of the Eagle International Equity Portfolio. Under the agreement, Martin Currie receives an annual fee from Eagle based on the Eagle International Equity Portfolio's average daily net assets of .50% on the first $100 million of assets and .40% thereafter.

PORTFOLIO MANAGEMENT

     Small Cap Stock Fund. Bert L. Boksen serves as portfolio manager of the portion of the Fund's assets allocated to Eagle and James D. Awad serves as portfolio manager of the portion of the Fund's assets allocated to Awad. Messrs. Boksen and Awad have been the portfolio managers since August 7, 1995 and the Fund's inception, respectively, and are responsible for the day-to-day management of their respective portions of the Fund's assets. Mr. Boksen is a Senior Vice President of Eagle. Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Awad has been Chairman of Awad since 1992. Mr. Awad is assisted by Dennison T. Veru, who joined Awad & Associates in 1992 and became President in January 1995. From 1990 to 1992, he was employed by Smith Barney.

     Value Equity Fund. Christian C. Bertelsen has served as portfolio manager for the Value Equity Fund since its inception on December 30, 1994. He is responsible for the day-to-day management of the Value Equity Fund's investment portfolio. Mr. Bertelsen became Chief Investment Officer of Dreman on March 1, 1996. From 1993 to May 31, 1996, Mr. Bertelsen was employed by Eagle. From 1986 to 1993, Mr. Bertelsen held portfolio management positions with Colonial Management Associates, Inc.

     Growth Equity Fund. The portfolio manager for the Growth Equity Fund is Kenneth W. Corba. He is responsible for the day-to-day management of the Growth Equity Fund's investment portfolio. Mr. Corba is an Executive Vice President and Chief Investment Officer of Eagle. Mr. Corba joined Eagle in 1995. From 1984 to 1995, Mr. Corba held various portfolio management positions with Stein Roe & Farnham, Inc.

     Eagle International Equity Portfolio. Investment decisions for the Eagle International Equity Portfolio are made by a Committee of Martin Currie organized for that purpose, and no single person is primarily responsible for making recommendations to the Committee. The Committee is subject to the general oversight of Martin Currie, Eagle, and the Trustees.

     Brokerage Practices. Each Fund may use the Distributor or other affiliated broker-dealers as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best price and execution.

                                  Prospectus 27

     In selecting broker-dealers, each subadviser may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, each subadviser may consider sales of shares of a Fund as a factor in the selection of broker-dealers. See "Brokerage Practices" in the SAI.

FUND ACCOUNTANT, ADMINISTRATOR AND TRANSFER AGENT

     Heritage is the transfer agent for each Fund and fund accountant and administrator for each Fund except Eagle International Equity Portfolio. Each Fund pays directly for Fund accounting and transfer agent services. In addition to its duties as transfer agent, Heritage also may receive a fee from Eagle for providing certain administrative services for the Eagle International Equity Portfolio. State Street Bank & Trust is the fund accountant for the Eagle International Equity Portfolio.

                        SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS AND OTHER DISTRIBUTIONS
================================================================================

SEVERAL OPTIONS EXIST
FOR RECEIVING DIVIDENDS
AND OTHER DISTRIBUTIONS.
     Dividends from net investment income and net realized gains from foreign currency transactions are declared and paid annually. Each Fund also distributes to its shareholders substantially all of its net realized capital gains on portfolio securities after the end of the year in which the gains are realized. Dividends and other distributions on shares held in retirement plans and by shareholders maintaining a Systematic Withdrawal Plan generally are declared and paid in additional Fund shares. Other shareholders may elect to:

     - receive both dividends and other distributions in additional Fund shares;

     - receive dividends in cash and other distributions in additional Fund shares;

     - receive both dividends and other distributions in cash; or

     - receive both dividends and other distributions in cash for investment into another Heritage Mutual Fund.

     If you select none of these options, the first option will apply. In any case when you receive a dividend or other distribution in additional Fund shares, your account will be credited with shares valued at their net asset value determined at the close of regular trading on the Exchange on the day following the record date for the dividend or other distribution. Distribution options can be changed at any time by notifying Heritage in writing.

     Dividends paid by each Fund with respect to its A shares and C shares are calculated in the same manner and at the same time and will be in the same amount relative to the aggregate net asset value of the shares in each class, except that dividends on C shares may be lower than dividends on A shares primarily as a result of the higher distribution fee and class-specific expenses applicable to C shares.

DISTRIBUTION PLANS
================================================================================

EACH FUND PAYS SERVICE
AND DISTRIBUTION FEES TO
THE DISTRIBUTOR.
     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of A shares and in connection with personal

                                  Prospectus 28
services rendered to Class A shareholders and the maintenance of Class A shareholder accounts, each Fund may pay the Distributor distribution and service fees of up to 0.35% of such Fund's average daily net assets attributable to A shares of that Fund. Currently, each Fund pays the Distributor a fee of up to
 .25% of that Fund's average daily net assets attributable to A shares. These fees are computed daily and paid monthly.

     As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of C shares and in connection with personal services rendered to Class C shareholders and the maintenance of Class C shareholder accounts, each Fund pays the Distributor a service fee of 0.25% and a distribution fee of 0.75% of that Fund's average daily net assets attributable to C shares. These fees are computed daily and paid monthly.

     The above-referenced fees paid to the Distributor are made under Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act. These Plans authorize the Distributor to spend such fees on any activities or expenses intended to result in the sale of a Fund's A shares and C shares, including compensation (in addition to the sales load) paid to Representatives; advertising; salaries and other expenses of the Distributor relating to selling or servicing efforts; expenses of organizing and conducting sales seminars; printing of prospectuses, statements of additional information and reports for other than existing shareholders; and preparation and distribution of advertising material and sales literature and other sales promotion expenses. The Distributor has entered into dealer agreements with participating dealers and/or banks who also will distribute shares of each Fund.

     If a Plan is terminated, the obligation of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payment past the date the Plan terminates.

TAXES
================================================================================

EACH FUND IS NOT
EXPECTED TO HAVE ANY
FEDERAL TAX LIABILITY.
HOWEVER, YOUR TAX
OBLIGATIONS ARE
DETERMINED BY YOUR
PARTICULAR TAX
CIRCUMSTANCES.
     Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. By doing so, each Fund (but not its shareholders) will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Dividends from each Fund's investment company taxable income are taxable to its shareholders as ordinary income, to the extent of that Fund's earnings and profits, whether received in cash or in additional Fund shares. Distributions of each Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, whether received in cash or in additional Fund shares and regardless of the length of time the shares have been held. No substantial portion of the dividends paid by the Eagle International Equity Portfolio will be eligible for the dividends-received deduction allowed to corporations.

WHEN YOU SELL OR
EXCHANGE SHARES, IT
GENERALLY IS CONSIDERED
A TAXABLE EVENT
TO YOU.
     Dividends and other distributions declared by each Fund in November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by its shareholders on December 31 of that year if they are paid by the Fund during the following January. Shareholders receive Federal income tax information regarding dividends and other distributions after the end of each year. Each Fund is required

                                  Prospectus 29
to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. When you sell or exchange shares of a Fund, it generally is considered a taxable event to you.

     The foregoing is only a summary of some of the important Federal income tax considerations generally affecting each Fund and its shareholders. See the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor. You are therefore urged to consult your tax adviser.

SHAREHOLDER INFORMATION
================================================================================

YOU MAY VOTE ON
MATTERS SUBMITTED FOR
YOUR APPROVAL. EACH
SHARE YOU OWN
ENTITLES YOU TO
ONE VOTE.
     Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote. A shares and C shares of each Fund have equal voting rights, except that in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the other Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

     No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                                  Prospectus 30

                    [Pictures of people working and playing]




                                     [logo]
                                    HERITAGE
                              --------------------
                                SERIES TRUST(TM)
                              --------------------


                           From Our Family to Yours:
                      The Intelligent Creation of Wealth
                 Raymond James & Associates, Inc., Distributor
                      Member New York Stock Exchange/SIPC
                    P.O. Box 33022, St. Petersburg, FL 33733
                           813-573-8143  800-421-4184

                        The Eagle
                    International
                 Equity Portfolio

                                        Prospectus






                                        March 1, 1997


                                        EAGLE
                                        Asset Management Inc.

                                        880 Carillon Parkway  P.O. Box 10520
                                        St. Petersburg, FL 33733-0520
                                        (813) 573-2453  (800) 237-3101

         ABOUT THE EAGLE CLASS OF THE PORTFOLIO

         Expense summary                                           2
        ........................................................................

         Financial Highlights                                      3
        ........................................................................

         Objective                                                 4
        ........................................................................

         How the objective is pursued                              4
        ........................................................................

         Other investment policies and risk factors                5
        ........................................................................

         How performance is shown                                  8
        ........................................................................

         How the Portfolio is managed                              9
        ........................................................................

         Distribution Plan                                        10
        ........................................................................

         Organization and history                                 10


         ABOUT YOUR INVESTMENT

         How to buy shares                                        11
        ........................................................................

         How to sell shares                                       11
        ........................................................................

         How the Portfolio values its shares                      12
        ........................................................................

         How distributions are made; tax information              13

EAGLE INTERNATIONAL EQUITY PORTFOLIO
EAGLE CLASS OF SHARES

PROSPECTUS -- MARCH 1, 1997

Eagle International Equity Portfolio (the "Portfolio") seeks capital appreciation principally through investment in an international portfolio of equity securities. Income is an incidental consideration. The Portfolio invests primarily in equity securities of companies whose principal activities are outside of the United States. The Portfolio offers three classes of shares. This Prospectus relates only to the Eagle Class. The Portfolio is a series of Heritage Series Trust.

This Prospectus explains concisely what you should know before investing in the Portfolio. Please read it carefully and keep it for future reference. You can find more detailed information in the Statement of Additional Information dated March 1, 1997, which is incorporated by reference herein. A copy of the Statement of Additional Information, which has been filed with the Securities and Exchange Commission, is available free of charge and shareholder inquiries can be made by writing to Eagle Asset Management, Inc. or by calling (800) 237-3101.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

880 Carillon Parkway
P.O. Box 10520
St. Petersburg, Florida 33733-0520
(800) 237-3101

                          (1)   P R O S P E C T U S

ABOUT THE EAGLE CLASS OF THE PORTFOLIO

EXPENSE SUMMARY

Expenses are one of several factors to consider when investing in the Eagle Class of the Portfolio. The following table summarizes your maximum transaction costs from investing in the Eagle Class and expenses that the Eagle Class incurred during its 1996 fiscal year.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                     NONE
------------------------------------------------------------------
Deferred Sales Charge                                         NONE
------------------------------------------------------------------
Wire Redemption Fee                                          $5.00
==================================================================
ANNUAL EAGLE CLASS OPERATING EXPENSES
  (as a percentage of average net assets)
------------------------------------------------------------------
Management Fees (after fee waiver)                            0.29%
------------------------------------------------------------------
Rule 12b-1 Fees (including shareholder servicing fees)        1.00%
------------------------------------------------------------------
Other Expenses                                                1.31%
------------------------------------------------------------------
Total Eagle Class Operating Expenses (after fee waiver)       2.60%
------------------------------------------------------------------

The table is provided to help you understand the expense of investing in the Eagle Class. The Portfolio's investment adviser, Eagle Asset Management, Inc. ("Eagle"), voluntarily waives its fee or, if necessary reimburses the Eagle Class, to the extent that "Total Eagle Class Operating Expenses," exclusive of foreign taxes paid, exceed 2.60% of the Portfolio's average daily net assets attributable to the Eagle Class during the fiscal year. Absent such reimbursement, "Management fees" would have been 1.00%, and "Total Eagle Class Operating Expenses" would have been 3.31%. Due to the imposition of Rule 12b-1 Fees, it is possible that long-term shareholders of the Eagle Class may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. The following Example shows the estimated cumulative expenses attributable to a hypothetical $1,000 investment in shares of the Eagle Class over specified periods.

EXAMPLE

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:

                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------
Total Eagle Class Operating Expenses         $26             $81            $138             $293
---------------------------------------------------------------------------------------------------

This Example does not represent past or future expense levels. Actual Portfolio expenses may be more or less than those shown above. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary.

                          (2)   P R O S P E C T U S

FINANCIAL HIGHLIGHTS

The following table shows important financial information for an Eagle Class share of the Portfolio outstanding for the periods indicated, including net investment income, net realized and unrealized gain on investments, and certain other information. It has been derived from financial statements appearing in the Statement of Additional Information ("SAI"). The financial statements and information in this table for the fiscal year ended October 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is included in the SAI, which may be obtained by calling the Portfolio at the telephone number on the front page of this Prospectus. Information presented for the fiscal period ended October 31, 1995 was audited by other auditors who served as the Trust's independent accountant.

                                  EAGLE CLASS

                                                              1996++*    1995+*
                                                              -------    ------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................  $20.79     $20.00
                                                              ------     ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss (a)...................................    (.01)      (.03)
  Net realized and unrealized gain on investments...........    1.84       0.82
                                                              ------     ------
  Total from investment operations..........................    1.83       0.79
                                                              ------     ------
DISTRIBUTIONS:
  Dividends from net investment income......................    (.01)       .00
  Distributions from net realized gain on investments.......   (0.47)       .00
                                                              ------     ------
  Total Distributions.......................................   (0.48)       .00
                                                              ------     ------
  Net asset value, end of the period........................  $22.14     $20.79
                                                              ======     ======
  Total Return (%)..........................................    8.93       3.95(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Ratio of operating expenses, net, to average daily net
     assets (a).............................................    2.60       2.60(b)
  Ratio of net investments loss to average daily net
     assets.................................................   (0.02)     (0.33)(b)
  Portfolio turnover rate...................................      59         61(b)
  Average commission rate on portfolio transactions.........  $.0289         --
  Net assets, end of period (millions)......................  $   22     $   10

---------------

 * Per share amounts have been calculated using the monthly average share method.
 + For the period May 1, 1995 (commencement of operations) to October 31, 1995. ++ For the period November 1, 1995 to October 31, 1996.
(a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.16 and $.17 per Eagle share for each of the two periods ended October 31, 1996. The operating expense ratios including such items would have been 3.31% and 5.09% (annualized) for Eagle shares for the period ended October 31, 1996 and 1995, respectively.
(b) Annualized.
(c) Not annualized.

                          (3)   P R O S P E C T U S

OBJECTIVE

The Portfolio seeks capital appreciation principally through investment in an international portfolio of equity securities. Income is an incidental consideration. There can be no assurance that the Portfolio's investment objective will be achieved.

HOW THE OBJECTIVE IS PURSUED

Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in common stocks (which may or may not pay dividends), convertible bonds, convertible preferred stocks, warrants, rights or other equity securities of foreign issuers and sponsored and unsponsored depository receipts representing the securities of foreign issuers (including American Depository Receipts, European Depository Receipts, Global Depository Receipts and International Depository Receipts, among others). Its remaining assets may be invested in foreign debt securities, securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements and foreign and domestic short-term investments as discussed in the SAI. In addition, the Portfolio may invest up to 10% of its assets in securities of other investment companies, such as closed-end investment companies that invest in foreign markets. As a shareholder of an investment company, the Portfolio may indirectly bear service fees, which are in addition to the fees the Portfolio pays to its own service providers. The Portfolio may borrow up to 10% of its total assets from banks as a temporary measure, such as to meet higher than anticipated redemption requests. For a further discussion of these investment objectives and policies, see "Investment Information" in the SAI.

The Portfolio normally will invest at least 50% of its investment portfolio in securities traded in developed foreign securities markets, such as those included in the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). Countries in the EAFE Index include Japan, France, the United Kingdom, Germany, Hong Kong and Malaysia, among others. The Portfolio also will invest in emerging markets (which may include investments in countries such as India, Mexico, Poland and Singapore, for example). Emerging markets are those of countries whose markets may not yet fully reflect the potential of the developing economy. The Portfolio may invest in foreign currency and purchase and sell foreign currency forward contracts and futures contracts. See "Other Investment Policies and Risk Factors -- Futures Transactions; Foreign Currency Transactions" below.

The Portfolio will not limit its investments to any particular type or size of company. It may invest in companies whose earnings are believed by the Portfolio's investment subadviser, Martin Currie Inc. (the "Subadviser"), to be in a relatively strong growth trend, or in companies in which significant further growth is not anticipated but whose market value per share is thought by the Subadviser to be undervalued. It may invest in small and relatively less well known companies, which may have more restricted product lines or more limited financial resources than larger, more established companies and may be more severely affected by economic downturns or other adverse developments. Trading volume of these companies' securities may be low and their market values may be volatile. While the Portfolio's investment strategy generally will emphasize equity securities, the Portfolio may invest a portion of its assets in investment grade fixed income securities when, in the opinion of the Subadviser, equity securities appear to be overvalued or the Subadviser otherwise believes investing in fixed income securities affords the Portfolio the opportunity for capital growth, as in periods of declining interest rates.

                          (4)   P R O S P E C T U S

In allocating the Portfolio's assets among the various securities markets of the world, the Subadviser will consider such factors as the condition and growth potential of the various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. Under certain adverse investment conditions, the Portfolio may restrict the number of securities markets in which its assets will be invested, although under normal market circumstances the Portfolio's investments will involve securities principally traded in at least three different countries. Otherwise, there are no prescribed limits on geographic asset distribution and the Portfolio has the authority to invest in securities traded in securities markets of any country in the world. The Portfolio will invest only in markets where, in the judgment of the Subadviser, there exists an acceptable framework of market regulation and sufficient liquidity.

The securities markets of many nations can be expected to move relatively independently of one another because business cycles and other economic or political events that influence one country's securities markets may have little effect on the securities markets of other countries. By investing in an international securities portfolio, the Portfolio seeks to reduce the risks associated with investing in the economy of only one country. See "Other Investment Policies and Risk Factors -- Foreign Investments -- Risk Factors" below.

Although the Portfolio will not trade primarily for short-term profits, the Subadviser may make investments with potential for short-term appreciation when such action is deemed desirable and in the best interests of shareholders. In addition, for temporary defensive purposes, the Portfolio may invest all or a major portion of its assets in (1) foreign debt securities, (2) debt and equity securities of U.S. issuers, and (3) obligations issued or guaranteed by the United States or a foreign government or their respective agencies, authorities or instrumentalities. Portfolio shares will fluctuate in value as a result of changes in the value of its portfolio investments.

OTHER INVESTMENT POLICIES AND RISK FACTORS

The Portfolio may engage in the following investment practices, among others, each of which involves special risks. The SAI contains more detailed information about these practices, including limitations designed to reduce these risks. The Portfolio's investment objective is fundamental and may not be changed without shareholder approval. All policies of the Portfolio described in this Prospectus may be changed by the Board of Trustees without shareholder approval. For a further discussion of the Portfolio's investment policies and risks, see "Investment Information" in the SAI.

CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities that are rated as investment grade (BBB or above by Standard & Poor's Ratings Group ("S&P") or Baa or above by Moody's Investors Service, Inc. ("Moody's")) at the time of purchase, or unrated convertible securities deemed to be of comparable quality by the Subadviser. Securities rated in the lowest category of investment grade are considered to have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Portfolio may retain a security that subsequently has been downgraded below investment grade if, in the Subadviser's opinion, it is in the Portfolio's best interest. The Portfolio also may invest up to 5% of its assets in convertible securities rated below investment grade by S&P or Moody's or unrated securities deemed to be below investment grade by the Subadviser. The price of lower-rated securities tends to be less sensitive to interest rate changes than the price of higher-rated securities, but more sensitive to adverse economic changes

                          (5)   P R O S P E C T U S
or individual corporate developments. Securities rated below investment grade are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. See the SAI for a discussion of the risks associated with these lower-rated securities and the Appendix to the SAI for a description of S&P's and Moody's corporate bond ratings.

FOREIGN INVESTMENTS -- RISK FACTORS. The Portfolio's investments in securities of foreign issuers, or securities principally traded overseas, may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, foreign issuers are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are generally higher than in the United States. Foreign settlement procedures and trade regulation may involve certain risks (such as delay in payment or delivery of securities or in the recovery of assets held abroad) and expenses not present in the settlement of domestic investments. There also are special tax considerations that apply to securities of foreign issuers and securities principally traded overseas.

The Portfolio's investments in emerging markets include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

The Portfolio's investments in foreign currency denominated debt obligations and hedging activities likely will produce a difference between its book income and its taxable income. If the Portfolio's book income exceeds its taxable income, a portion of the Portfolio's income distributions would constitute returns of capital for tax purposes because the Portfolio distributes substantially all of its net investment income. See "How Distributions Are Made; Tax Information." In addition, if the Portfolio's taxable income exceeds its book income, the Portfolio might have to distribute all or part of that excess to qualify as a "regulated investment company" for Federal tax purposes or to avoid the imposition of a 4% excise tax on certain undistributed income and gains. See "Taxes" in the SAI.

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may purchase portfolio securities on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time ("forward commitments"). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. No income accrues to the purchaser of such securities prior to delivery.

                          (6)   P R O S P E C T U S

ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its net assets in "illiquid securities," which are defined as securities that may not be disposed of in the ordinary course of business at approximately the value at which the Portfolio has valued such securities, and which includes certain securities whose disposition is restricted by the securities laws. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which are determined to be liquid under Board-approved guidelines, are not subject to the 10% limit.

FUTURES TRANSACTIONS; FOREIGN CURRENCY TRANSACTIONS. The Portfolio may engage in transactions in futures contracts and forward contracts to adjust the risk/return characteristics of the Portfolio's investment portfolio. The Portfolio may buy and sell stock index and currency futures contracts. A currency futures contract is an agreement between two parties to buy and sell the underlying currency for a set price on a future date. A stock index future is an obligation to make or take a cash settlement, in the future, based on price movements that occur in the specific stock index underlying the contract.

If the Subadviser wants to hedge the Portfolio's exposure to a broad decline in equity market prices, it might sell futures contracts on stock indices. Then, if the value of the underlying securities declines, the value of the futures contracts should increase. If, however, the value of the underlying securities increases, the Portfolio should suffer a loss on its futures contract position. Likewise, if the Portfolio expects stock prices to rise, the Portfolio might purchase stock index futures contracts to offset potential increases in the acquisition cost of securities that the Portfolio intends to acquire. If, as expected, the market value of the equity indices and futures contracts with respect thereto increase, the Portfolio would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. However, if the value of the equity indices decline, the value of the futures contracts also will decline.

The Portfolio also may buy and sell foreign currencies, foreign currency futures contracts and forward foreign currency contracts. A forward foreign currency contract is an agreement between the Portfolio and a contra party to buy or sell a specified currency at a specified price and future date. If a decline in the value of a particular currency relative to the U.S. dollar is anticipated, the Portfolio may enter into a futures contract or forward contract to sell that currency as a hedge. If it is anticipated that the value of a foreign currency will rise, the Portfolio may purchase a currency futures contract or forward contract to protect against an increase in the price of securities denominated in a particular currency the Portfolio intends to purchase. These practices, however, may present risks different from or in addition to the risks associated with investments in foreign currencies.

The Portfolio might not use any of the strategies described above, and there can be no assurance that any strategy used will succeed. If the Subadviser incorrectly forecasts stock market or currency exchange rates in utilizing a strategy for the Portfolio, the Portfolio would be in a better position if it had not hedged at all. Although futures contracts and forward contracts are intended to replicate movements in the cash markets for the securities and currencies in which the Portfolio invests without the large cash investments required for dealing in such markets, they may subject the Portfolio to additional risks. The principal risks associated with the use of futures and forward contracts are: (1) imperfect correlation between movements in the market price of the portfolio investment or currency (held or intended to be purchased) being hedged and in the price of the futures contract or forward contract; (2) possible lack of a liquid secondary market for closing out futures or forward contract positions; (3) the need for additional portfolio management skills and techniques; (4) the fact

                          (7)   P R O S P E C T U S
that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to the need for the Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions and the possible inability of the Portfolio to close out or liquidate a hedged position.

For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the security or currency being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged. The Subadviser will attempt to create a closely correlated hedge, but hedging activity may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of currency exchange rate or stock market trends by the Subadviser may still not result in a successful transaction. The Subadviser may be incorrect in its expectations as to the extent of various currency exchange rate or stock market movements or the time span within which the movements take place.

Although hedging strategies are intended to reduce fluctuations in Portfolio net asset value, the Portfolio nonetheless anticipates that its net asset value will fluctuate.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Portfolio purchases securities and commits to resell the securities to the original seller (a member bank of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolio intends to enter into repurchase agreements only with banks and dealers in transactions believed by Eagle to present minimal credit risks in accordance with guidelines established by the Board of Trustees.

HOW PERFORMANCE IS SHOWN

TOTAL RETURN DATA MAY FROM TIME TO TIME BE INCLUDED IN ADVERTISEMENTS ABOUT THE PORTFOLIO. "Total Return" for the one-, five- and ten-year periods or, if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Portfolio through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Portfolio at the public offering price. The Portfolio also may advertise total return calculated without annualizing the return and total return may be presented for other periods. By not annualizing the returns, the total return calculated in this manner will simply reflect the increase in net asset value per share over a period of time, adjusted for dividends and other distributions. The Portfolio's performance may be compared to various indices.

ALL DATA IS BASED ON THE PORTFOLIO'S PAST INVESTMENT RESULTS AND DOES NOT PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Portfolio's investment portfolio and the Portfolio's operating expenses. Investment

                          (8)   P R O S P E C T U S
performance also often reflects the risks associated with the Portfolio's investment objective and policies. These factors should be considered when comparing the Portfolio's investment results to those of other mutual funds and other investment vehicles. For more information on investment performance, see the SAI.

HOW THE PORTFOLIO IS MANAGED

The Trustees are responsible for generally overseeing the conduct of the Portfolio's business and affairs. Subject to this oversight, Eagle acts as the Portfolio's investment adviser. The annual advisory fee paid monthly by the Portfolio to Eagle is based on the Portfolio's average daily net assets and is 1.00% on the first $100 million of assets and .80% thereafter. Eagle voluntarily waives fees and reimburses expenses as explained under "Expense Summary" and reserves the right to discontinue any voluntary waiver of its fees or reimbursements to the Portfolio in the future. Eagle may recover fees waived in the previous two years.

Eagle has been managing private accounts since 1976 for a diverse group of clients, including individuals, corporations, municipalities and trusts. Eagle managed approximately $2.8 billion for these clients as of January 1997. In addition to advising private accounts, Eagle acts as investment subadviser to mutual funds, including Heritage Income-Growth Trust, Heritage Series Trust-Small Cap Stock Fund, Heritage Series Trust-Growth Equity Fund, Heritage Series Trust-Value Equity and Heritage Capital Appreciation Trust (although no assets currently are allocated to Eagle for the latter two funds) and three variable annuity portfolios (Eagle Core Equity Series and Eagle Small Cap Equity Series for Jackson National Life and Eagle Value Equity Portfolio for Golden Select). Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

Eagle has entered into a subadvisory agreement with Martin Currie Inc., a New York corporation, to furnish a continuous investment program for the Portfolio. The Subadviser is a wholly-owned subsidiary of Martin Currie Limited, a private limited company incorporated in the United Kingdom. Martin Currie Limited is one of Scotland's largest professional money managers and, together with the Subadviser, has $8.5 billion under management as of December 31, 1996. Since 1881, Martin Currie Limited and its predecessors have focused on providing their clients with investment management services. The Subadviser makes investment decisions on behalf of the Portfolio and places all orders for purchases and sales of securities of the Portfolio. Under the agreement, the Subadviser receives an annual fee from Eagle based on the Portfolio's average daily net assets of .50% on the first $100 million of assets and .40% thereafter.

Investment decisions for the Portfolio are made by a Committee of the Subadviser organized for that purpose, and no single person is primarily responsible for making recommendations to the Committee. The Committee is subject to the general oversight of the Subadviser, Eagle and the Trustees.

In selecting broker-dealers, the Subadviser may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, the Subadviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers. See "Brokerage Practices" in the SAI. The Portfolio pays all Portfolio expenses that are not assumed by Eagle, including Trustees' fees and auditing, legal, custodian and transfer agency expenses. Payments under the Portfolio's Distribution Plan are borne by the Portfolio.

                          (9)   P R O S P E C T U S

Heritage Asset Management, Inc. ("Heritage"), an affiliate of Eagle, is the Portfolio's transfer agent (the "Transfer Agent"). Heritage also is a wholly-owned subsidiary of Raymond James Financial, Inc. In addition to its duties as Transfer Agent, Heritage also may provide certain administrative services for the Portfolio. Heritage receives a fee from Eagle for performing these administrative services for the Portfolio.

DISTRIBUTION PLAN

The Portfolio, on behalf of the Eagle Class, has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that permits the Portfolio to compensate Raymond James & Associates, Inc. ("Distributor") for services provided and expenses incurred by it in promoting the sale of Eagle Class shares, reducing redemptions, or maintaining or improving services provided to shareholders by the Distributor or participating dealers. The Plan provides for payments by the Portfolio to the Distributor at the annual rate of up to .75% of the Eagle Class's average daily net assets, subject to the authority of the Trustees to reduce the amount of payment or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the specific purposes for which they are made shall be determined by the Trustees. If the Plan is terminated, the obligation of the Portfolio to make payments to the Distributor pursuant to the Plan will cease.

In order to compensate dealers, including for this purpose certain financial institutions, for services provided in connection with the maintenance of shareholder accounts, the Plan also authorizes the payment by the Portfolio to the Distributor at an annual rate of up to .25% of the Eagle Class's average net asset value.

ORGANIZATION AND HISTORY

The Portfolio is one of the separate series of shares ("Series") of Heritage Series Trust (the "Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts on October 28, 1992. The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. Each share has one vote, with fractional shares voting proportionally. In matters affecting only a particular Series or class of Series shares, only shares of that Series or class of Series shares are entitled to vote. Any Series may suspend the sale of its shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders of at least 10% of the outstanding shares can call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust.

The Portfolio offers three classes of shares: Eagle Class shares, Class A shares and Class C shares. All shares issued prior to December 26, 1995 are designated Eagle Class shares. Eagle Class shares are issued without imposition of an initial sales charge or a contingent deferred sales load ("CDSL"). Class A shares are subject to a front-end sales load, and Class C shares are subject to a CDSL. These expense differences may affect performances. This Prospectus relates solely to Eagle Class shares. You may contact Heritage at (800) 421-4184 or a registered representative of the Distributor, a participating dealer, or participating bank for more information concerning Class A and Class C shares or for assistance in determining which class is appropriate for your investment objectives.

                          (10)   P R O S P E C T U S

ABOUT YOUR INVESTMENT

HOW TO BUY SHARES

Initial purchases for any account may be made by sending a signed and completed Eagle New Account Document to Eagle International Equity Portfolio -- Eagle Class, P.O. Box 10520, St. Petersburg, FL 33733. Upon receipt and acceptance by Eagle of the Eagle New Account Document, the Transfer Agent will place your order for Eagle Class shares. Payment for initial purchases must be made within three business days of the receipt of your order.

Subsequent purchases may be made (1) through the Distributor, or through a participating dealer or participating bank by placing an order for Eagle Class shares with the Distributor, a participating dealer or participating bank and making payment within three business days of purchase to the Distributor, participating dealer or participating bank, or (2) by making a check payable to the Portfolio and sending it to Eagle International Equity Portfolio, P.O. Box 10520, St. Petersburg, FL 33733. Certificates evidencing share ownership will be provided only upon request.

Orders accepted by the Distributor, participating dealer or participating bank before the close of regular trading on the New York Stock Exchange
("Exchange") -- generally 4:00 p.m. New York City time -- and orders received by a participating dealer or participating bank prior to the close of regular trading on the Exchange and transmitted to the Distributor prior to 5:00 p.m. on that day will be executed at the net asset value as determined as of the close of regular trading on the Exchange on that day. Orders accepted after the close of regular trading on the Exchange will be executed at the net asset value determined as of the close of regular trading on the Exchange on the next trading day. Normally, orders will be accepted upon receipt of funds and will be executed at the net asset value next determined after such order is received. The Portfolio reserves the right to refuse any order in whole or in part, if the Portfolio determines that it is in its best interests.

MINIMUM INVESTMENT REQUIRED. The minimum initial investment in the Eagle Class is $50,000 ($25,000 for investors who have $100,000 or more with Eagle in individually managed accounts when aggregated with the investor's investment in the Portfolio). Additional investments into an existing Eagle Class account must meet a $1,000 minimum. If your account value falls below $20,000 as a result of one or more redemptions, the Portfolio may redeem your shares and send you the proceeds after giving you 30 days' notice during which period you may increase your investment to the required $20,000 account minimum. Eagle reserves the right, at its discretion, to waive the minimum investment required.

HOW TO SELL SHARES

You can sell your shares to the Eagle Class any day the Exchange is open, either directly to the Portfolio or through the Distributor, a participating dealer or participating bank. If you are selling shares that have recently been purchased by personal check, the Portfolio may delay mailing you the proceeds of the sale until the purchase check has cleared, which may take up to seven days.

SELLING SHARES DIRECTLY TO THE PORTFOLIO. Send a signed letter of instruction or stock power form to Eagle International Equity Portfolio, P.O. Box 10520, St. Petersburg, FL 33733, stating the amount or number of

                          (11)   P R O S P E C T U S

Eagle Class shares you want redeemed and your account number. Any certificates representing shares that you want to sell must be included with your written instructions, and either the certificates must be endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power must be attached. The price you will receive is the next net asset value calculated after the Portfolio receives your request in proper form. To receive that day's net asset value, the Transfer Agent must receive your request before the close of regular trading on the Exchange. If you sell shares having a net asset value of $100,000 or more, or if you want your redemption proceeds sent to an address other than your account's address of record, signatures of the account's registered owners or their legal representative must be guaranteed by a bank, broker-dealer or certain other financial institutions that are deemed acceptable by the Transfer Agent under its current signature guarantee program. See the SAI for more information about where to obtain a signature guarantee. The Transfer Agent usually requires additional documentation for the sale of shares by a corporation, agent or fiduciary, or a surviving joint owner. Contact the Transfer Agent for details.

THE PORTFOLIO USUALLY SENDS YOU PAYMENT FOR YOUR SHARES THE BUSINESS DAY AFTER YOUR REQUEST IS RECEIVED. Under unusual circumstances, the Portfolio may suspend repurchases, or postpone payment for more than three days, as permitted by Federal securities law.

SELLING SHARES THROUGH YOUR INVESTMENT DEALER. You also may redeem shares through the Distributor, a participating dealer or participating bank. Your dealer must receive your request before the close of regular trading on the Exchange and transmit it to the Portfolio before 5:00 p.m. New York City time to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation, and may charge for its service.

SYSTEMATIC WITHDRAWAL PLAN. Withdrawal plans are available which provide for monthly, quarterly, semi-annual or annual withdrawals of $250 or more. Under these plans, shares of the Eagle Class are redeemed to provide the amount of the periodic withdrawal payment. The amounts of withdrawals are not necessarily related to dividends paid by the Eagle Class. Thus, these withdrawals may exceed dividends and may result in a depletion of the shareholder's original investment in the Eagle Class. The withdrawal plan may be amended or terminated at any time by the shareholder or the Eagle Class on notice, and will terminate if the Portfolio is notified of the shareholder's death. For the shareholder's protection, any change of payee must be in writing. Accounts using this withdrawal plan are subject to the minimum balance requirements. See "How to Buy Shares -- Minimum Investment Required." Please contact a registered representative of the Distributor or a participating dealer or participating bank for further information. For more information on the Systematic Withdrawal Plan, see "Redeeming Shares -- Systematic Withdrawal Plan" in the SAI.

HOW THE PORTFOLIO VALUES ITS SHARES

The Portfolio calculates the net asset value of its shares by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the Exchange each day it is open. Securities and other assets for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Portfolio calculates its daily net asset value per

                          (12)   P R O S P E C T U S
share. Although the Portfolio values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

The Portfolio distributes any net investment income at least annually. The Portfolio distributes all net realized capital gains, and any net realized gains from foreign currency transactions, after the end of the year in which the gains are realized. Distributions from net capital gains are made after applying any available capital loss carryovers.

YOU CAN CHOOSE FROM THREE DISTRIBUTION OPTIONS. You can: (1) receive all distributions in additional Eagle Class shares; (2) receive distributions from net investment income in cash and receive other distributions (that is, distributions from net capital gains and net realized foreign currency gains) in additional Eagle Class shares; or (3) receive all distributions in cash. You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option, all distributions will be paid in additional Eagle Class shares. You will receive a statement confirming distributions in additional Eagle Class shares promptly following the period in which the distribution occurs.

If a check representing a distribution remains outstanding for more than six months, the Transfer Agent reserves the right to redeposit those funds into the shareholder's account. Similarly, if your distribution check is returned as "undeliverable," distributions automatically will be made to you in additional Eagle Class shares.

The Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all other requirements that are necessary for it to be relieved of Federal taxes on income and gains it distributes to shareholders.

The Portfolio's distributions will be taxable to you as ordinary income, except for distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), which will be taxed to you as long-term capital gain, regardless of how long you have held your shares. Distributions will be so taxable whether received in cash or in additional Portfolio shares. Early each year, the Portfolio will notify you of the amount and tax status of distributions paid to you by the Portfolio for the preceding year (and the extent, if any, to which you may claim a deduction or credit for foreign taxes paid by the Portfolio for that year).

The foregoing is a summary of some of the important Federal income tax considerations generally affecting the Eagle Class and its shareholders. See the SAI for a further discussion. You should consult your tax adviser to determine the precise effect of an investment in the Eagle Class on your particular tax situation (including possible liability for state and local taxes).

--------------------------------------------------------------------------------

No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, Eagle Asset Management, Inc. or Raymond James & Associates, Inc. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                          (13)   P R O S P E C T U S

EAGLE INTERNATIONAL EQUITY PORTFOLIO

P.O. Box 10520
St. Petersburg, FL 33733

INVESTMENT ADVISER

Eagle Asset Management, Inc.
P.O. Box 10520
St. Petersburg, FL 33733
(800) 237-3101

INVESTMENT SUBADVISER

Martin Currie Inc.
Saltire Court
20 Castle Terrace
Edinburgh, Scotland EH1 2ES

DISTRIBUTOR

Raymond James & Associates, Inc.
P.O. Box 12749
St. Petersburg, FL 33733
(813) 573-3800

TRANSFER AGENT/
DIVIDEND DISBURSING AGENT

Heritage Asset Management, Inc.
P.O. Box 33022
St. Petersburg, FL 33733

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
                           EAGLE INTERNATIONAL EQUITY
                                   PORTFOLIO

                             EAGLE CLASS OF SHARES

                                   PROSPECTUS

                                 March 1, 1997

                       STATEMENT OF ADDITIONAL INFORMATION
                             HERITAGE SERIES TRUST:
                    SMALL CAP STOCK FUND, VALUE EQUITY FUND,
                              GROWTH STOCK FUND AND
             EAGLE INTERNATIONAL EQUITY PORTFOLIO-CLASS A & C SHARES

         This Statement of Additional Information ("SAI") dated March 1, 1997, should be read with the Prospectus of the Heritage Series Trust - Small Cap Stock Fund, Value Equity Fund, Growth Stock Fund and Eagle International Equity Portfolio - Class A and Class C Shares (each a "Fund" and collectively, the "Funds") dated March 1, 1997. Each Fund consists of two classes of shares, except for the Eagle International Equity Portfolio, which consists of three classes of shares. With respect to the Eagle International Equity Portfolio, this SAI relates only to the Class A and Class C shares.

         This SAI is not a prospectus itself. To receive a copy of the Funds' Prospectus, write to Heritage Asset Management, Inc. ("Heritage") at the address below or call (800) 421-4184.

                         HERITAGE ASSET MANAGEMENT, INC.
                              880 Carillon Parkway
                          St. Petersburg, Florida 33716


                                TABLE OF CONTENTS


                                                                           PAGE
GENERAL INFORMATION
INVESTMENT INFORMATION
         Investment Objectives............................................    1
         Investment Policies..............................................    1
         Industry Classifications.........................................   10
         Futures, Forwards, and Hedging Transactions......................   10
INVESTMENT LIMITATIONS....................................................   22
NET ASSET VALUE...........................................................   26
PERFORMANCE INFORMATION...................................................   28
INVESTING IN THE FUNDS....................................................   32
         Systematic Investment Options....................................   32
         Retirement Plans.................................................   33
         Alternative Purchase Plans.......................................   33
         Class A Combined Purchase Privilege
                  (Right of Accumulation).................................   34
         Class A Statement of Intention...................................   35
REDEEMING SHARES..........................................................   36
         Systematic Withdrawal Plan.......................................   36
         Telephone Transactions...........................................   37
         Redemptions in Kind..............................................   37
         Receiving Payment................................................   37
EXCHANGE PRIVILEGE........................................................   38
TAXES.....................................................................   39
FUND INFORMATION..........................................................   43
         Management of the Funds..........................................   43
         Five Percent Shareholders........................................   47
         Investment Adviser and Administrator; Subadvisers................   47
         Brokerage Practices..............................................   52
         Distribution of Shares...........................................   54
         Administration of the Funds......................................   57
         Potential Liability..............................................   58
APPENDIX..................................................................  A-1
REPORTS OF THE INDEPENDENT ACCOUNTANTS
         Small Cap Stock Fund.............................................
         Value Equity Fund................................................
         Growth Equity Fund...............................................
         Eagle International Equity Fund..................................
FINANCIAL STATEMENTS
         Small Cap Stock Fund.............................................
         Value Equity Fund................................................
         Growth Equity Fund...............................................
         Eagle International Equity Fund..................................

GENERAL INFORMATION
-------------------

         Heritage Series Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated October 28, 1992. It is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust consists of four portfolios: the Small Cap Stock Fund ("Small Cap"), the Value Equity Fund ("Value Equity"), the Growth Equity Fund ("Growth Equity") and the Eagle International Equity Portfolio ("Eagle International"). Each Fund, except Eagle International, offers two classes of shares, Class A shares sold subject to a front-end sales load ("A shares") and Class C shares sold subject to a contingent deferred sales load ("CDSL") ("C shares"). Eagle International offers an additional class of shares not covered in this SAI.

INVESTMENT INFORMATION
----------------------

         Investment Objectives
         ---------------------

         The investment objective of each Fund is stated in the Prospectus.

         Investment Policies
         -------------------

         The following information is in addition to and supplements each Fund's investment policies set forth in the Prospectus.

         AMERICAN  DEPOSITORY  RECEIPTS ("ADRS"),  EUROPEAN  DEPOSITORY RECEIPTS
("EDRS"), GLOBAL DEPOSITORY RECEIPTS ("GDRS") AND INTERNATIONAL DEPOSITORY RECEIPTS ("IDRS"). Each Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the securities into which they may be converted. ADRs are subject to many of the risks inherent in investing in foreign securities, including confiscatory taxation or nationalization, and less comprehensive disclosure requirements for the underlying security. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs. ADRs are considered to be foreign securities by Growth Equity for purposes of certain investment limitation calculations.

         Each Fund also may invest in sponsored or unsponsored EDRs, GDRs, IDRs or other similar securities representing interests in or convertible into securities of foreign issuers ("Depository Receipts"). EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are issued globally for trading in non-U.S. securities markets and evidence a similar ownership arrangement. Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. As with ADRs, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts. Depository Receipts also involve the risks of other investments in foreign securities, as discussed below.

         BANKERS' ACCEPTANCES. Each Fund, except Eagle International, may invest in bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

         CERTIFICATES OF DEPOSIT. Each Fund may invest in bank certificates of deposit ("CDs"). The Federal Deposit Insurance Corporation is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $100,000 per insured bank or savings and loan association. Investments in CDs are made only with domestic institutions with assets in excess of $1 billion.

         COMMERCIAL PAPER. Each Fund, except Eagle International, may invest in commercial paper that is limited to obligations rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Ratings Services ("S&P"). Eagle International may invest in commercial paper that is limited to obligations rated Prime-1 by Moody's or A-1 by S&P. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See the Appendix for a description of commercial paper ratings.

         CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities that are rated as investment grade (rated "BBB" or above by S&P or "Baa" or above by Moody's) or, if unrated, are deemed to be of comparable quality by the Fund's investment subadviser. Investment grade securities rated "BBB" or "Baa" are considered to have some speculative characteristics, and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The subadvisers will decide to invest in convertible securities based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock, and the judgment of the value of the convertible security relative to the common stock at current prices. Convertible securities in which each Fund may invest include corporate bonds, notes and preferred stock that can be converted into common stock. Convertible securities combine the fixed-income characteristics of bonds and preferred stock with the potential for capital appreciation. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

         DEBT SECURITIES. Each Fund may invest in debt securities. The market value of debt securities is influenced primarily by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors that could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an increase in the Federal budget deficit or an increase in the price of commodities such as oil.

         EURO/YANKEE BONDS. Eagle International may invest in dollar denominated bonds issued by foreign branches of domestic banks ("Eurobonds") and dollar denominated bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). Investment in Eurobonds and Yankee bonds entail certain risks similar to investment in foreign securities in general, as previously below.

         FOREIGN SECURITIES. Value Equity and Growth Equity each may invest up to 15% and 25%, respectively, and Eagle International may invest up to 100%, of its net assets in foreign securities. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions generally are higher than commissions on securities traded in the United States. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States.

         It is each Fund's policy not to invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of its subadviser, such restrictions are likely to be imposed. However, certain currencies may become blocked (I.E., not freely available for transfer from a foreign country), resulting in the possible inability of the Fund to convert proceeds realized upon sale of portfolio securities of the affected foreign companies into U.S. currency.

         Because investments in foreign companies usually will involve currencies of foreign countries, and because Value Equity or Growth Equity may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of either Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Each Fund will conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market. In addition, in order to protect against uncertainty in the level of future exchange rates, Value Equity or Growth Equity may enter into contracts to purchase or sell foreign currencies at a future date (I.E., a "forward currency contract" or "forward contract"). See the "Special Risks of Hedging Strategies" section below under "Hedging Strategies."

         FORWARD COMMITMENTS. As described in the Prospectus, Eagle International may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), if Eagle International either (1) holds, and maintains until the settlement date in a segregated account, cash or high grade debt obligations in an amount sufficient to meet the purchase price or (2) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of Eagle International's other assets. Eagle International may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

         LOANS OF PORTFOLIO SECURITIES. Value Equity and Growth Equity may loan portfolio securities to qualified broker-dealers. The collateral for Growth Equity's loans will be "marked to market" daily so that the collateral at all times exceeds 100% of the value of the loan. Value Equity or Growth Equity may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, each Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. Each Fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. Each Fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral. The primary objective of securities lending is to supplement each Fund's income through investment of the cash collateral in short-term interest bearing obligations.

         Eagle International also may lend its securities. Securities loans are made to broker-dealers or other financial institutions pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities lent. The borrower pays Eagle International an amount equal to any dividends or interest received on the securities lent. Eagle International retains all or a portion of the interest received on investments of the cash collateral or receives a fee from the borrower. Eagle International may call such loans in order to sell the securities involved. In the event that Eagle International reinvests cash collateral, it is subject to the risk that both the reinvested collateral and the loaned securities will decline in value. In addition, in such event, it is possible that the securities loan may not be fully collateralized.

         PREFERRED STOCK. Each Fund may invest in preferred stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

         REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases securities and simultaneously commits to resell the securities to the original seller (a member bank of the Federal Reserve System or a securities dealer who is a member of a national securities exchange or is a market maker in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to a Fund if the other party to the repurchase agreement becomes bankrupt, Small Cap and Value Equity intend to enter into repurchase agreements only with banks and dealers in transactions believed by Small Cap and Value Equity's investment adviser, Heritage, to present minimal credit risks in accordance with guidelines established by the Board of Trustees.

         With respect to Eagle International, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. Eagle
International bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and Eagle International is delayed or prevented from exercising its rights to dispose of the collateral securities.

         REVERSE REPURCHASE AGREEMENTS. Each Fund, except Eagle International, may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities and a Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund's limitation on borrowing.

         RISK FACTORS OF HIGH-YIELD SECURITIES. Small Cap may invest up to 5% of its assets, measured at the time of purchase, in securities rated below investment grade, I.E., rated below BBB or Baa by S&P and Moody's, respectively, or unrated securities determined to be below investment grade by its subadviser, commonly referred to as "junk bonds." Eagle International may invest in convertible securities that are similarly rated below BBB or Baa by S&P and Moody's, respectively, or unrated securities determined to be below investment grade by its subadviser. These high-yield securities are subject to certain risks that may not be present with investments of higher grade securities. The following supplements the disclosure in the Prospectus.

         EFFECT OF INTEREST RATE AND ECONOMIC CHANGES. The prices of high-yield securities tend to be less sensitive to interest rate changes than higher rated investments, but may be more sensitive to adverse economic changes or individual corporate developments. Periods of economic uncertainty and changes generally result in increased volatility in market prices and yields of high-yield securities and, thus, in a Fund's net asset value. A strong economic downturn or a substantial period of rising interest rates could affect severely the market for high-yield securities. In these circumstances, highly leveraged companies might have difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities and, thus, a Fund's net asset value. Further, if the issuer of a security owned by the Fund defaults, it might incur additional expenses to seek recovery.

         Generally, when interest rates rise, the value of fixed-rate debt obligations, including high-yield securities, tends to decrease; when interest rates fall, the value of fixed-rate debt obligations tends to increase. If an issuer of a high-yield security containing a redemption or call provision exercises either provision in a declining interest rate market, a Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if a Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which the Fund's expenses could be allocated and in a reduced rate of return for it. While it is impossible to protect entirely against this risk, diversification of a Fund's investment portfolio and its subadviser's careful analysis of prospective investment portfolio securities should minimize the impact of a decrease in value of a particular security or group of securities in the Fund's investment portfolio.

         THE HIGH-YIELD SECURITIES MARKET. The market for below investment grade bonds expanded rapidly in the 1980s, and its growth paralleled a long economic expansion. During that period, the yields on below investment grade bonds rose dramatically. Such higher yields did not reflect the value of the income stream that holders of such bonds expected, but rather the risk that holders of such bonds could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. In fact, from 1989 to 1991 during a period of economic recession, the percentage of lower quality bonds that defaulted rose significantly, although the default rate decreased in subsequent years. There can be no assurance that such declines in the below investment grade market will not reoccur. The market for below investment grade bonds generally is thinner and less active than that for higher quality bonds, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, also may decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

         CREDIT RATINGS. The credit ratings issued by credit rating services may not reflect fully the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of high-yield securities. Also, credit rating agencies may fail to change timely a credit rating to reflect changes in economic or company conditions that affect a security's market value. Although a Fund's subadviser considers ratings of recognized rating services such as Moody's and S&P, the subadviser primarily relies on its own credit analyses, which include a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. A Fund's subadviser continually monitors the investments in its respective investment portfolios and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed. See the Appendix for a description of Moody's and S&P's corporate debt ratings.

         LIQUIDITY AND VALUATION. Lower rated bonds typically are traded among a smaller number of broker-dealers than in a broad secondary market. Purchasers of high-yield securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as higher grade bonds. A less active and thinner market for high-yield securities than that available for higher quality securities may limit a Fund's ability to sell such securities at that fair market value in response to changes in the economy or the financial markets. The ability of a Fund to value or sell high-yield securities also will be affected adversely to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the responsibility of the Board to value high-yield securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may affect adversely the public's perception of the value, and thus liquidity of a high-yield security, whether or not such perceptions are based on a fundamental analysis. See "Net Asset Value."

         STANDARD AND POOR'S DEPOSITORY RECEIPTS ("SPDRS"). Value Equity and Growth Equity may invest in SPDRs and other similar index securities ("Index Securities"). Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the Standard & Poor's 500 Composite Stock Price Index.

         U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities, including a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby. These securities include securities issued and guaranteed by the U.S. Government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

         WARRANTS. Each Fund may purchase rights and warrants, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock. Each Fund currently does not intend to invest more than 5% of its net assets in warrants. Eagle International also may invest in warrants or rights acquired by Eagle International as part of a unit or attached to securities at the time of purchase without limitation.

         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. As described in the Prospectus, Eagle International may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when Eagle International anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When Eagle International purchases securities on a when-issued or delayed delivery basis, it is required either (1) to create a segregated account with Eagle International's custodian and to maintain in that account cash, U.S. Government securities or other high grade debt obligations in an amount equal on a daily basis to the amount of Eagle International's when-issued or delayed delivery commitments or (2) to enter into an offsetting forward sale of securities it owns equal in value to those purchased. Eagle International will only make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, Eagle International may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. When the time comes to pay for when-issued or delayed-delivery securities, Eagle International will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or delayed delivery securities themselves (which may have a value greater or less than Eagle International's payment obligation).

         Industry Classifications
         ------------------------

         For purposes of determining industry classifications, each Fund relies upon classifications established by Heritage or Eagle Asset Management, Inc., Eagle International's investment adviser, as applicable, that are based upon classifications contained in the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC") and in the Standard & Poor's Corporation Industry Classifications.

         Futures, Forwards, and Hedging Transactions
         -------------------------------------------

         GENERAL DESCRIPTION. A Fund may use a variety of financial instruments ("Hedging Instruments"), including futures contracts (sometimes referred to as "futures"), options, options on futures and forward currency contracts, to attempt to hedge the Fund's portfolio. Forward currency contracts also may be used to shift Value Equity's and Growth Equity's exposure from one foreign currency to another.

         Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a Fund's investment portfolio. Thus, in a short hedge, a Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. A long hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, a Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged.

         Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging Instruments on indices may be used to hedge broad market sectors.

         The use of Hedging Instruments is subject to applicable regulations of the SEC, the exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC"). In addition, a Fund's ability to use Hedging Instruments will be limited by tax considerations. See "Taxes."

         In addition to the products and strategies described below, the Fund's expect to discover additional opportunities in connection with options, futures contracts, forward currency contracts and other hedging techniques. These new opportunities may become available as each Fund's subadviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, forward currency contracts or other techniques are developed. A subadviser may utilize these opportunities to the extent that it is consistent with a Fund's investment objectives and permitted by the Fund's investment limitations and applicable regulatory authorities.

         SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.

                  (1) Successful use of most Hedging Instruments depends upon a Fund's subadviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While each Fund's subadvisers are experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

                  (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging
         Instruments are traded. The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

                  To compensate for imperfect correlation, a Fund may purchase or sell hedging instruments in a greater dollar amount than the hedged securities or currency if the volatility of the hedged securities or currency is historically greater than the volatility of the hedging instruments. Conversely, Eagle International may purchase or sell fewer contracts if the volatility of the price of the hedged securities or currency is historically less than that of the hedging instruments.

                  (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because its subadviser projected a decline in the price of a security in the Fund's investment portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

                  (4) As described below, each Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties. If a Fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

         COVER FOR HEDGING STRATEGIES. Some Hedging Instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, forward currency contracts, options or futures contracts or (2) cash and other liquid assets with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for instruments and will, if the guidelines so require, set aside cash or other liquid assets in a segregated account with the Funds' custodian ("Custodian"), in the prescribed amount.

         Assets used as cover or otherwise set aside cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in segregated accounts could impede its ability to meet redemption requests or other current obligations.

         OPTIONS, FUTURES AND OPTIONS ON FUTURES TRADING. Value Equity and Growth Equity may engage in certain options (including options on securities, equity and debt indices and currencies, futures and options on futures strategies) in order to hedge its investments. Eagle International may only purchase and sell stock index and currency futures contracts. Certain special characteristics of and risks with these strategies are discussed below.

         CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If the Fund wished to terminate its obligation to purchase or sell securities under a put or call option it has written, it may purchase a put or call option of the same series (I.E., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a Fund may write a call or put option of the same series. This is known as a closing sale transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option.

         In considering the use of options to hedge, particular note should be taken of the following:

                  (1) The value of an option position will reflect, among other things, the current market price of the underlying security, index, currency or futures contract, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon a Fund's subadviser's ability to forecast the direction of price fluctuations in the underlying instrument.

                  (2) At any given time, the exercise price of an option may be below, equal to or above the current market value of the underlying instrument. Purchased options that expire unexercised have no value. Unless an option purchased by a Fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

                  (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Most exchange-listed options relate to futures contracts, stocks and currencies. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets of options on debt securities) only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists. Although a Fund intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to it. For example, because a Fund may maintain a covered position with respect to any call option it writes on a security, it may not sell the underlying security during the period it is obligated under such option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

                  (4) Activities in the options market may result in a higher portfolio turnover rate and additional brokerage costs; however, a Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of market movements.

                  (5) The risks of  investment  in  options  on  indices  may be greater than options on securities or currencies. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold an investment portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

         Even if a Fund could assemble an investment portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund as the call writer will not learn that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its investment portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

         If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index subsequently may change. If such a change causes the exercised option to fall out- of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

         GUIDELINES, CHARACTERISTICS AND RISKS OF FUTURES AND OPTIONS ON FUTURES TRADING. Although futures contracts by their terms call for actual delivery, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or currency and the same delivery date. If the price at which the initial futures contract was sold exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds initial sale price, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser seeking futures contract. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss. A Fund is required to maintain margin deposits with brokerage firms through which it buys and sells futures contracts or writes options on future contracts. Initial margin deposits vary from contract to contract and are subject to change. Margin balances will be adjusted daily to reflect unrealized gains and losses on open contracts. If the price of an open futures or written option position declines so that either Fund has market exposure on such contract, the broker will require the Fund to deposit variation margin. If the value of an open futures or written option position increases so that a Fund no longer has market exposure on such contract, the broker will pay any excess variation margin to the Fund.

         Most of the exchanges on which futures contracts and options on futures are traded limit the amount of fluctuation permitted in futures and options prices during a single trading day. The daily price limit establishes the maximum amount that the price of a futures contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily price limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily price limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract and options prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures or options positions and subjecting some traders to substantial losses.

         Another risk in employing futures contracts and options as a hedge is the prospect that prices will correlate imperfectly with the behavior of cash prices for the following reasons. First, rather than meeting additional margin deposit requirements, investors may close contracts through offsetting transactions. Second, the liquidity of the futures and options markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery, liquidity in the futures and options markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures and options markets are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures and options markets may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or security price trends by a subadviser may still not result in a successful transaction.

         In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options is subject to the existence of a liquid secondary market. Compared to the purchase or sale of futures contracts, the purchase of call options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the underlying investment.

         STOCK INDEX FUTURES. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

         The risk of imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of a Fund's portfolio diverges from the securities included in the applicable index. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, a Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures contracts, the Fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities is more than the historical volatility of the stock index. It is also possible that, where the Fund has sold futures contacts to hedge its securities against decline in the market, the market may advance and the value of securities held by the Fund may decline. If this occurred, Eagle International would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

         Where stock index futures contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest in securities in an orderly fashion, it is possible that the market may decline instead. If a Fund then concludes not to invest in securities at that time because of concern as to possible further market decline for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

         LIMITATION ON THE USE OF OPTIONS AND FUTURES. To the extent that a Fund enters into futures contracts and commodity options (including options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange) other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's investment portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

         This limitation does not limit the percentage of Eagle International's assets at risk to 5%.

         FOREIGN CURRENCY HEDGING STRATEGIES -- RISK FACTORS. Value Equity may use options and futures on foreign currencies and Growth Equity and Eagle International may only use futures on foreign currencies, as described above. Both Value Equity and Growth Equity may use foreign currency forward contracts, as described below. Such use is limited to hedging against movements in the values of the foreign currencies in which a Fund's securities are denominated. Such Fund's currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         Value Equity and Growth Equity might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using Hedging Instruments on another currency or basket of currencies, the values of which its subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

         The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging
Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

         Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

         COMBINED TRANSACTIONS. A Fund may enter into multiple futures transactions, instead of a single transaction, as part of a single or combined strategy when, in the opinion of its subadviser, it is in the best interests of a the Fund to do so. A combined transaction usually will contain elements of risk that are present in each of its component transactions. Although combined transactions normally are entered into based on its subadviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination instead will increase such risks or hinder achievement of the portfolio management objective.

         FORWARD CURRENCY CONTRACTS. Value Equity and Growth Equity may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency, in an amount not to exceed 5% of its assets.

         Eagle International may use currency forward contracts:

         1. When its subadviser wishes to "lock in" the U.S. dollar price of a security when Eagle International is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency; or

         2. When its subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, Eagle International may enter into a forward contract to sell the foreign currency for a fixed U.S. dollar amount approximating the value of some or all of Eagle International's portfolio securities denominated in such foreign currency.

         Eagle International generally will not enter into a forward contract with a term of greater than one years.

         Forward currency transactions may serve as long hedges -- for example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire. Forward currency contract transactions also may serve as short hedges -- for example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency.

         Value Equity and Growth Equity Fund may purchase forward currency contracts to enhance income when Eagle anticipates that the foreign currency will appreciate in value, but securities denominated in that currency do not present attractive investment opportunities.

         As noted above, Value Equity and Growth Equity may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which its subadviser believes will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of forward currency contracts will not correlate or will correlate unfavorably with the foreign currency being hedged.

         In addition, Value Equity and Growth Equity may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a Fund owned securities denominated in a foreign currency and its subadviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts usually are entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

         As is the case with futures contracts, sellers or purchasers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by purchasing or selling, respectively, an instrument identical to the instrument sold or bought. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

INVESTMENT LIMITATIONS
----------------------

         Fundamental Investment Policies
         -------------------------------

         In addition to the limits disclosed in "Investment Policies" above and the investment limitations described in the Prospectus, the Funds are subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

         DIVERSIFICATION. The Funds may not invest, with respect to 75% of each Fund's total assets, more than 5% of that Fund's assets (valued at market value) in securities of any one issuer other than the U.S. Government or its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer.

         INDUSTRY CONCENTRATION. The Funds may not purchase securities if, as a result of such purchase, more than 25% of the value of each Fund's total assets would be invested in any one industry; however, for Growth Equity this restriction does not apply to U.S. Government securities.

         BORROWING MONEY. The Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes. The Funds may enter into reverse repurchase agreements in an amount up to 33 1/3% of the value of their total assets in order to meet redemption requests without immediately selling portfolio securities. This latter practice is not for investment leverage but solely to facilitate management of the investment portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. However, a Fund may not purchase additional portfolio investments once borrowed funds exceed 5% of total assets. When effecting reverse repurchase agreements, Fund assets in an amount sufficient to make payment for the obligations to be purchased will be segregated by the Custodian and on the Funds' records upon execution of the trade and maintained until the transaction has been settled. During the period any reverse repurchase agreements are outstanding, to the extent necessary to assure completion of the reverse repurchase agreements, a Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements. Interest paid on borrowed funds will not be available for investment. The Funds will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding (except as described above).

         Eagle International will not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of Eagle International's total assets (not including the amount borrowed) at the time of borrowing is made, and then only from banks as a temporary measure, such as to facilitate the meeting of higher redemption requests than anticipated (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. As a matter of nonfundamental investment policy, Eagle International may not make any additional investments if, immediately after such investments, outstanding borrowings of money would exceed 5% of the currency value of Eagle International's total assets.

         ISSUING SENIOR SECURITIES. The Funds may not issue senior securities, except as permitted by the investment objective and policies and investment limitations of that Fund or for each Fund except Small Cap with respect to transactions involving options, futures, forward currency contracts or other financial instruments.

         UNDERWRITING. The Funds may not underwrite the securities of other issuers, except that each Fund except Value Equity may underwrite to the extent that in connection with the disposition of portfolio securities, that Fund may be deemed to be an underwriter under federal securities laws, and that Small Cap may invest in securities that are not readily marketable without registration under the 1933 Act, if immediately after the making of such investment not more than 15% of the value of Small Cap's net assets (taken at cost) would be so invested.

         INVESTING IN COMMODITIES, MINERALS OR REAL ESTATE. The Funds may not invest in commodities, commodity contracts or real estate (including real estate limited partnerships), except that they may purchase securities issued by companies that invest in or sponsor such interests and except that Value Equity may purchase and sell options, futures contracts, forward currency contracts and other financial instruments Eagle International may purchase and sell forward contracts, futures contracts, options and foreign currency. Eagle International also may purchase securities which are secured by interests in real estate.

         LOANS. The Funds may not make loans, except each Fund except Eagle International may make loans: (1) to the extent that the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans; (2) that a Fund may enter into repurchase agreements as permitted under that Fund's investment policies; and (3) that Value Equity and Growth Equity may make loans of portfolio securities as described in this SAI. Eagle International may make loans by purchase of debt obligations or by entering into repurchase agreements or through lending of Eagle International's portfolio securities.

         Fundamental Policies Unique To Eagle International
         --------------------------------------------------

         Eagle International has adopted the following fundamental policies that can be changed only by shareholder vote:

         MARGINS. Eagle International will not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by Eagle International of initial or variation margin in connection with futures contracts, forward contracts or options is not considered the purchase of a security on margin.)

         SHORT SALES. Eagle International will not make short sales of securities or maintain a short position, except that Eagle International may maintain short positions in connection with its use of options, futures contracts, forward contracts and options on futures contracts, and Eagle International may sell short "against the box." As a matter of nonfundamental investment policy, Eagle will not sell securities short "against the box."

         Non-Fundamental Investment Policies
         -----------------------------------

         Each Fund has adopted the following additional restrictions which, together with certain limits described in its Prospectus, may be changed by the Board of Trustees without shareholder approv al in compliance with applicable law, regulation or regulatory policy.

         INVESTING IN ILLIQUID SECURITIES. Small Cap may not invest more than 15% and Value Equity may not invest more than 10% of their total assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale.

         Growth Equity may not invest more than 10% of the value of its net assets in securities that are subject to restrictions on resale or are not readily marketable without registration under the 1933 Act and in repurchase agreements maturing in more than seven days.

         SELLING SHORT AND BUYING ON MARGIN. Small Cap, Value Equity and Growth Equity may not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities, and, in addition, Value Equity and Growth Equity may make short sales "against the box" and make margin deposits in connection with its use of options, futures contracts, forward currency contracts and other financial instruments.

         INVESTING IN INVESTMENT COMPANIES. Small Cap and Value Equity may not invest in securities issued by other investment companies, except as permitted under the 1940 Act and except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

         Growth Equity may not invest in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.

         Eagle International may not invest more than 10% of its total assets in securities of other investment companies. For purposes of this restriction, foreign banks and foreign insurance companies or their respective agents or subsidiaries are not considered investment companies. In addition, Eagle International may invest in the securities of other investment companies in connection with a merger, consolidation or acquisition of assets or other reorganization approved by Eagle International's shareholders. Eagle International may incur duplicate advisory or management fees when investing in another mutual fund.

         Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value of net assets will not result in a violation of such restriction.

NET ASSET VALUE

         The net asset values of A shares and C shares are determined daily, Monday through Friday, except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, as of the close of regular trading on the New York Stock Exchange (the "Exchange"). Net asset value for each class is calculated by dividing the value of the total assets of each Fund attributable to that class, less all liabilities (including accrued expenses) attributable to that class, by the number of class shares outstanding, the result being adjusted to the nearest whole cent. A security listed or traded on the Exchange, or other domestic or foreign stock exchanges, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time or the security is traded in the OTC market the most recent bid price is used. When market quotations for options and futures positions held by Value Equity, Growth Equity and International Equity are readily available, those positions will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. Securities and other assets for which market quotations are not readily available, or for which market quotes are not deemed to be reliable, are valued at fair value as determined in good faith by the Board of Trustees. Securities and other assets in foreign currency and foreign currency contracts will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time a Fund calculates the daily net asset value of each class. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable.

         All securities and other assets quoted in foreign currency and forward currency contracts are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Fund's custodian. Foreign currency exchange rates generally are determined prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events will not be reflected in a computation of the Fund's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or asses would be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. The foreign currency exchange transactions of a Fund conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.

         The Funds are open for business on days on which the Exchange is open (each a "Business Day"). Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the Funds' close of business on each Business Day. In addition, European or Far Eastern securities trading may not take place on all Business Days. Furthermore, trading takes place in various foreign capital markets on days that are not Business Days and on which the Funds' net asset value is not calculated. Calculation of net asset value of A shares and C shares does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The Funds calculate net asset value per share and, therefore, effect sales and redemptions, as of the close of regular trading on the Exchange each Business Day. If events materially affecting the value of such securities or other assets occur between the time when their prices are determined (including their value in U.S. dollars by reference to foreign currency exchange rates) and the time when the Funds' net asset value is calculated, such securities and other assets will be valued at fair value by methods as determined in good faith by or under the direction of the Board of Trustees.

         The Board of Trustees may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the Exchange is closed other than for the customary weekend and holiday closings, (2) during which trading on the Exchange is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practicable or it is not reasonably practical for the Funds fairly to determine the value of their net assets, or
(4) for such other periods as the SEC may by order permit for the protection of the holders of A shares and C shares.

PERFORMANCE INFORMATION
-----------------------

         A shares and C shares of Eagle International commenced operations on or about December 27, 1995 and at that time had no past performance. For purposes of advertising performance, and in accordance with the SEC staff interpretations, Eagle International has adopted the performance of the Eagle Class shares ("Eagle shares"). The performance figures for Eagle International's A shares and C shares will differ, however, because the performance figures for the Eagle shares reflect differing Rule 12b-1 fees, Distribution Plan fees or other class expenses that will be borne by A shares and C shares.

         The performance data for A shares and C shares of each Fund quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes for each class used in each Fund's advertising and promotional materials are calculated according to the following formula:

                                            P(1+T)n = ERV

                  where:  P =       a hypothetical initial payment of $1,000
                          T =       average annual total return
                          n =       number of years
                        ERV =       ending  redeemable value of a hypotheti
                                    cal $1,000 payment made at the beginning of the period at the end of that period

         In calculating the ending redeemable value for A shares, each Fund's current maximum sales load of 4.75% is deducted from the initial $1,000 payment and all dividends and other distributions by a Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Based on this formula, the total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. The average annualized total return is as follows for each period of each Fund below:

                                                                 AVERAGE
                                                                ANNUALIZED
                                                                  TOTAL
   FUND               SHARES              PERIOD                  RETURN
   ----               ------            ----------              -----------

Small Cap          A shares      .  May 7, 1993 (commencement       18.03%
                                    of operations) to
                                    October 31, 1996

                                 .  one-year period ended           26.85%
                                    October 31, 1996

                   C shares      .  April 3, 1995 (initial          33.85%
                                    offering of C shares) to
                                    October 31, 1996

                                 .  one-year period ended           31.22%
                                    October 31, 1996

Value Equity       A shares      .  December 30, 1994               20.03%
                                    (commencement of
                                    operations) to
                                    October 31, 1996

                                 .  one-year period ended           11.02%
                                    October 31, 1996

                   C shares      .  April 3, 1995 (initial          21.33%
                                    offering of C shares) to
                                    October 31, 1996

                                 .  one-year period ended           14.65%
                                    October 31, 1996

                                                                 AVERAGE
                                                                ANNUALIZED
                                                                  TOTAL
   FUND               SHARES              PERIOD                  RETURN
   ----               ------            ----------              -----------

Growth Equity      A shares      .  November 16, 1995               18.25%
                                    commencement of operations)
                                    to October 31, 1996

                   C shares      .  November 16, 1995               22.23%
                                    commencement of operations)
                                    to October 31, 1996

Eagle              A shares      .  December 27, 1995 (initial       0.39%
International                       offering of A shares) to
                                    October 31, 1996

                   C shares      .  December 27 1995 (initial        3.78%
                                    offering of C shares) to
                                    October 31, 1996


         In connection with communicating its total return to current or prospective shareholders, each Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, each Fund may from time to time include in advertising and promotional materials total return figures that are not calculated according to the formula set forth above for each class of shares. For example, in comparing a Fund's aggregate total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., or with such market indices as the Dow Jones Industrial Average, and the Standard & Poor's 500 Composite Stock Price Index, each Fund calculates its cumulative total return for each class for the specified periods of time by assuming an investment of $10,000 in that class of shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Funds do not, for these purposes, deduct from the initial value invested any amount representing front-end sales loads charged on A shares or CDSLs charged on C shares.

         The cumulative returns using this formula is as follows for each period of each Fund below:

                                                                 AVERAGE
                                                                ANNUALIZED
                                                                  TOTAL
   FUND               SHARES              PERIOD                  RETURN
   ----               ------            ----------              -----------

Small Cap          A shares      .  May 7, 1993 (commencement       87.16%
                                    of operations) to
                                    October 31, 1996

                                 .  one-year period ended           33.18%
                                    October 31, 1996

                   C shares      .  April 3, 1995 (initial          58.54%
                                    offering of C shares) to
                                    October 31, 1996

                                 .  one-year period ended           32.22%
                                    October 31, 1996

Value Equity       A shares      .  December 30, 1994               46.86%
                                    (commencement of
                                    operations) to
                                    October 31, 1996

                                 .  one-year period ended           16.59%
                                    October 31, 1996

                   C shares      .  April 3, 1995 (initial          35.73%
                                    offering of C shares) to
                                    October 31, 1996

                                 .  one-year period ended           15.65%
                                    October 31, 1996

Growth Equity      A shares      .  November 16, 1995               24.14%
                                    commencement of operations)
                                    to October 31, 1996

                   C shares      .  November 16, 1995               23.23%
                                    commencement of operations)
                                    to October 31, 1996

                                                                AVERAGE
                                                                ANNUALIZED
                                                                  TOTAL
   FUND               SHARES              PERIOD                  RETURN
   ----               ------            ----------              -----------

Eagle              A shares      .  December 27, 1995 (initial       5.40%
International                       offering of A shares) to
                                    October 31, 1996

                   C shares      .  December 27 1995 (initial        4.78%
                                    offering of C shares) to
                                    October 31, 1996

         By not annualizing the performance and excluding the effect of the front-end sales load on A shares and the CDSL on C shares, the total return calculated in this manner simply will reflect the increase in net asset value per share over a period of time, adjusted for dividends and other distributions. Calculating total return without taking into account the sales load or CDSL results in a higher rate of return than calculating total return net of the front-end sales load.

INVESTING IN THE FUNDS
----------------------

         A shares and C shares are sold at their next determined net asset value on Business Days. The procedures for purchasing shares of a Fund are explained in the Prospectus under "Purchase Procedures."

        Systematic Investment Options
         -----------------------------

         1. Systematic Investing -- You may authorize Heritage to process a monthly draft from your personal checking account for investment into a Fund. The draft is returned by your bank the same way a canceled check is returned.

         2. Payroll Direct Deposit -- If your employer participates in a direct deposit program (also known as ACH Deposits) you may have all or a portion of your payroll directed to a Fund. This will generate a purchase transaction each time you are paid by your employer. Your employer will report to you the amount sent from each paycheck.

         3. Government Direct Deposit -- If you receive a qualifying periodic payment from the U.S. Government or other agency that participates in Direct Deposit, you may have all or a part of each check directed to purchase shares of a Fund. The U.S. Government or agency will report to you all payments made.

         4. Automatic Exchange -- If you own shares of another Heritage mutual fund advised or administered by Heritage ("Heritage Mutual Fund"), you may elect to have a preset amount redeemed from that fund and exchanged into the corresponding class of shares of a Fund. You will receive a statement from the other Heritage Mutual Fund confirming the redemption.

         You may change or terminate any of the above options at any time.

         Retirement Plans
         ----------------

         Heritage IRA. Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish a Heritage IRA. An individual may make limited contributions to a Heritage IRA through the purchase of shares of a Fund and/or other Heritage Mutual Funds. The Internal Revenue Code of 1986, as amended (the "Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to $2,000 per year (or $4,000, if such contributions also are made for a nonworking spouse and a joint return is filed). A Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans. For more detailed information on the Heritage IRA, please contact Heritage.

         Fund shares may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

         OTHER RETIREMENT PLANS. Multiple participant payroll deduction retirement plans also may purchase A shares of any Heritage Mutual Fund at a reduced sales load on a monthly basis during the 13-month period following such a plan's initial purchase. The sales load applicable to an initial purchase of A shares will be that normally applicable under the schedule of sales loads set forth in the prospectus to an investment 13 times larger than such initial purchase. The sales load applicable to each succeeding monthly purchase of A shares will be that normally applicable, under such schedule, to an investment equal to the sum of (1) the total purchase previously made during the 13-month period and (2) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13- month period. Sales loads previously paid during such period will not be adjusted retroactively on the basis of later purchases. Multiple participant payroll deduction retirement plans may purchase C shares at any time.

         Alternative Purchase Plans
         --------------------------

         A shares are sold at their next determined net asset value plus a front-end sales load on days the Exchange is open for business. C shares are sold at their next determined net asset value on days the Exchange is open for business, subject to a 1% CDSL if the investor redeems such shares less than one year of purchase. Heritage, as the Funds' transfer agent, will establish an account with each Fund and will transfer funds to the Custodian. Normally, orders will be accepted upon receipt of funds and will be executed at the net asset value determined as of the close of regular trading on the Exchange on that day plus any applicable sales load. See "Alternative Purchase Plans" in the Prospectus. The Funds reserve the right to reject any order for Fund shares. The Funds' distributor, Raymond James & Associates, Inc. ("RJA" or the "Distributor") has agreed that it will hold a Fund harmless in the event of loss as a result of cancellation of trades in Fund shares by the Distributor, its affiliates or its customers.

         Class A Combined Purchase Privilege (Right Of Accumulation)
         -----------------------------------------------------------

         Certain investors may qualify for the Class A sales load reductions indicated in the sales load schedule in the Prospectus by combining purchases of A shares into a single "purchase," if the resulting purchase totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing A shares for his or their own account; a single purchase by a trustee or other fiduciary purchasing A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of A shares or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser. A "purchase" also may include A shares purchased at the same time through a single selected dealer of any other Heritage Mutual Fund that distributes its shares subject to a sales load.

         The applicable A shares initial sales load will be based on the total of:

                  (i)       the investor's current purchase;

                  (ii) the net asset value (at the close of business on the previous day) of (a) all A shares of a Fund held by the investor and
         (b) all A shares of any other Heritage Mutual Fund held by the investor and purchased at a time when A shares of such other fund were distributed subject to a sales load (including Heritage Cash Trust shares acquired by exchange); and

                  (iii) the net asset value of all A shares described in paragraph (ii) owned by another shareholder eligible to combine his purchase with that of the investor into a single "purchase."

         A shares of Heritage Income Trust-Intermediate Government Fund ("Intermediate Government") purchased from February 1, 1992 through July 31, 1992, without payment of a sales load will be deemed to fall under the provisions of paragraph (ii) as if they had been distributed without being subject to a sales load, unless those shares were acquired through an exchange of other shares that were subject to a sales load.

         To qualify for the Combined Purchase Privilege on a purchase through a selected dealer, the investor or selected dealer must provide the Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.

         Class A Statement Of Intention
         ------------------------------

         Investors also may obtain the reduced sales loads shown in each Fund's Prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $25,000 within a period of 13 months in A shares of a Fund or any other Heritage Mutual Fund. Each purchase of A shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement. In addition, if you own Class A shares of any other Heritage Mutual Fund subject to a sales load, you may include those shares in computing the amount necessary to qualify for a sales load reduction.

         The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales load applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed A shares will be redeemed involuntarily to pay the additional sales load, if necessary. When the full amount indicated has been purchased, the escrow will be released. To the extent an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales load, the sales load will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales load will be used to purchase additional A shares of a Fund subject to the rate of sales load applicable to the actual amount of the aggregate purchases. An investor may amend his/her Statement of Intention to increase the indicated dollar amount and begin a new 13-month period. In that case, all investments subsequent to the amendment will be made at the sales load in effect for the higher amount. The escrow procedures discussed above will apply.

REDEEMING SHARES
----------------

         The methods of redemption are described in the section of the Prospectus entitled "How to Redeem Shares."

         Systematic Withdrawal Plan
         --------------------------

         Shareholders may elect to make systematic withdrawals from a Fund account of a minimum of $50 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. The Systematic Withdrawal Plan currently is not available for shares held in an individual retirement account, Section 403(b) annuity plan, defined contribution plan, simplified employee pension plan, or other retirement plans, unless the shareholder establishes to Heritage's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or Heritage.

         Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on a day of each month chosen by the shareholders or a day of the last month of each period chosen by the shareholders, whichever is applicable. Systematic withdrawals of C shares, if made in less than one year of the date of purchase, will be charged a CDSL of 1%. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the preceding Business Day, minus any applicable CDSL for C shares. The check for the withdrawal payment usually will be mailed on the next Business Day following redemp tion. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in Fund shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to Heritage or the Distributor. The Funds, and the transfer agent and Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

         Ordinarily, a shareholder should not purchase additional A shares of a Fund if maintaining a Systematic Withdrawal Plan of A shares because the shareholder may incur tax liabilities in connection with such purchases and withdrawals. A Fund will not knowingly accept purchase orders from shareholders for additional A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under each Fund's Automatic Investment Plan.

         Telephone Transactions
         ----------------------

         Shareholders may redeem shares by placing a telephone request to a Fund. A Fund, Heritage, Eagle, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If a Fund, Heritage, Eagle, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

         Redemptions In Kind
         -------------------

         A Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board of Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as each Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board of Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

         Receiving Payment
         -----------------

         If a request for redemption is received by a Fund in good order (as described in the Prospectus) before the close of regular trading on the Exchange, the shares will be redeemed at the net asset value per share determined at such close, minus any applicable CDSL for C shares. Requests for redemption received by a Fund after the close of regular trading on the Exchange will be executed at the net asset value determined as of the close of such trading on the next trading day, minus any applicable CDSL for C shares.

         If shares of a Fund are redeemed by a shareholder through the Distributor or a participating dealer, the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received before the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSL for C shares. Requests for redemption received after the close of regular trading on the Exchange will be executed on the next trading day. Payment for shares redeemed normally will be made by a Fund to the Distributor or a participating dealer by the third business day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the Fund, or if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or a participating dealer prior to settlement date.

         Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of Fund shares can be directed to registered representatives of the Distributor or a participating dealer, or to Heritage.

EXCHANGE PRIVILEGE
------------------

         Shareholders who have held Fund shares for at least 30 days may exchange some or all of their A shares or C shares for corresponding classes of shares of any other Heritage Mutual Fund. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents as described in such fund's Prospectus, or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below.

         A shares of Intermediate Government purchased from February 1, 1992 through July 31, 1992, without payment of an initial sales load may be exchanged into A shares of a Fund without payment of any sales load. A shares of Intermediate Government purchased after July 31, 1992 without an initial sales load will be subject to a sales load when exchanged into A shares of a Fund, unless those shares were acquired through an exchange of other A shares that were subject to an initial sales load.

         Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange. For a discussion of limitation of liability of certain entities, see "Telephone Transactions" above.

         Telephone exchanges can be effected by calling Heritage at (800) 421-4184 or by calling a registered representative of the Distributor, a participating dealer or participating bank ("Representative"). In the event that a shareholder or his Representative is unable to reach Heritage by telephone, a telephone exchange can be effected by sending a telegram to Heritage Asset

Management, Inc. Telephone or telegram requests for an exchange received by a Fund before the close of regular trading on the Exchange will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the Exchange's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

TAXES
-----

         GENERAL. Each Fund is treated as a separate corporation for Federal income tax purposes. In order to continue to qualify for the favorable tax treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or futures (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         A redemption of Fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales load paid on A shares). An exchange of shares of any Fund for shares of another Heritage Mutual Fund (including the other Fund) generally will have similar tax consequences. However, special rules apply when a shareholder disposes of A share of a Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires A shares of that Fund or acquires A shares of another Heritage Mutual Fund without paying a sales load due to the 90-day reinstatement or exchange privilege. In these cases, any gain on the disposition of the original A shares will be increased, or loss decreased, by the amount of the sales load paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

         If shares of a Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         INCOME FROM FOREIGN SECURITIES. Dividends and interest received by each Fund (other than Small Cap) may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between cer tain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign invest ors. If more than 50% of the value of a Fund's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to any such election, each Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by each Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calcu lating the foreign tax credit against the shareholder's Federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of each Fund's income from sources within foreign countries and U.S. possessions and foreign taxes paid by it if it makes this election.

         Each Fund, except Small Cap, may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

         If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," ("QEF") then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         Pursuant to proposed regulations, open-end RICs, such as the Funds would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking- to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

         Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the securities, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

         HEDGING STRATEGIES. The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures and forward contracts thereon, that are not directly related to a Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the Short-Short Limitation if they are held for less than three months.

         If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Fund does not so qualify, it may be forced to defer the closing out of certain options, futures, forward currency contracts and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

         Certain options and futures in which a Fund may invest will be "section 1256 contracts." Section 1256 contracts held by a Fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unre alized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

         Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which a Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new off setting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

         Investors are advised to consult their own tax advisers regarding the status of an investment in the Funds under state and local tax laws.


FUND INFORMATION
----------------

         Management Of The Funds
         -----------------------

         TRUSTEES AND OFFICERS. Trustees and officers are listed below with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc.
("RJF"), RJA, Heritage and Eagle.

                                Position with            Principal Occupation
   Name                           the Trust             During Past Five Years
   ----                         -------------           ----------------------

Thomas A. James*                Trustee           Chairman  of the  Board  since
880 Carillon Parkway                              1986   and   Chief   Executive
St. Petersburg, FL 33716                          Officer  since  1969  of  RJF;
                                                  Chairman  of the  Board of RJA
                                                  since  1986;  Chairman  of the
                                                  Board of Eagle  since 1984 and
                                                  Chief  Executive   Officer  of
                                                  Eagle, 1994 to 1996.

Richard K. Riess*               Trustee           Chief  Executive   Officer  of
880 Carillon Parkway                              Eagle since  1996,  President,
St. Petersburg, FL 33716                          1995   to    present,    Chief
                                                  Operating  Officer,   1988  to
                                                  1996,      Executive      Vice
                                                  President, 1988 to 1993.

Donald W. Burton                Trustee           President  of  South  Atlantic
614 W. Bay Street                                 Capital  Corporation  (venture
Suite 200                                         capital) since 1981.
Tampa, FL  33606

C. Andrew Graham                Trustee           Vice  President  of  Financial
Financial Designs, Ltd.                           Designs   Ltd.   since   1992;
1775 Sherman Street                               Executive  Vice  President  of
Suite 1900                                        the Madison Group,  Inc., 1991
Denver, CO  80203                                 to  1992;  Principal  of First
                                                  Denver  Financial  Corporation
                                                  (investment   banking)   since
                                                  1987.

David M. Phillips               Trustee           Chairman  and Chief  Executive
World Trade Center                                Officer  of  CCC   Information
  Chicago                                         Services,  Inc. since 1994 and
444 Merchandise Mart                              of    InfoVest     Corporation
Chicago, IL  60654                                (information  services  to the
                                                  insurance and auto  industries
                                                  industries     and    consumer
                                                  households) since 1982.

Eric Stattin                    Trustee           Litigation   Consultant/Expert
2587 Fairway Village Drive                        Witness and  private  investor
Park City, UT  84060                              since 1988.

James L. Pappas                 Trustee           Lykes Professor of Banking and
University of South Florida                       Finance    since    1986    at
College of Business                               University  of South  Florida;
  Administration                                  Dean of  College  of  Business
Tampa, FL  33620                                  Administration 1987 to 1996.

                                Position with            Principal Occupation
   Name                           the Trust             During Past Five Years
   ----                         -------------           ----------------------



Stephen G. Hill                 President         Chief  Executive  Officer  and
880 Carillon Parkway                              President  of  Heritage  since
St. Petersburg, FL 33716                          1989 and Director  since 1994;
                                                  Director of Eagle since 1995.

Donald H. Glassman              Treasurer         Treasurer  of  Heritage  since
880 Carillon Parkway                              1989;  Treasurer  of  Heritage
St. Petersburg, FL 33716                          Mutual Funds since 1989.


Clifford J. Alexander           Secretary         Partner, Kirkpatrick &
1800 Massachusetts Ave., NW                       Lockhart LLP (law firm).
Washington, DC  20036


Patricia Schneider              Assistant         Compliance Administrator of
880 Carillon Parkway            Secretary         Heritage.
St. Petersburg, FL  33716

Robert J. Zutz                  Assistant         Partner, Kirkpatrick &
1800 Massachusetts Ave., NW     Secretary         Lockhart LLP (law firm).
Washington, DC  20036


         *   These  Trustees are  "interested  persons" as defined in
         section 2(a)(19) of the 1940 Act.


         The Trustees and officers of the Trust, as a group, own less than 1% of each Fund's shares outstanding. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

         The Trust currently pays Trustees who are not "interested persons" of the Trust $2,908 annually and $728 per meeting of the Board of Trustees. Trustees also are reimbursed for any expenses incurred in attending meetings. Because Heritage or Eagle, as applicable, performs substantially all of the services necessary for the operation of each Fund, each Fund requires no employees. No officer, director or employee of Heritage or Eagle receives any compensation from either Fund for acting as a director or officer. The following table shows the compensation earned by each Trustee for the fiscal year ended October 31, 1996.




                                       COMPENSATION TABLE
                                                                                 Total
                                        Pension or                          Compensation From
                        Aggregate       Retirement          Estimated       the Trust and the
                      Compensation    Benefits Accrued       Annual          Heritage Family
Name of Person,         From the       as Part of the     Benefits Upon       of Funds Paid
   Position               Trust       Trust's Expenses      Retirement          to Trustees
---------------------------------------------------------------------------------------------

Donald W. Burton          $5,820           $0                 $0                $17,000
Trustee

C. Andrew Graham,         $5,820           $0                 $0                $17,000
Trustee

David M. Phillips,        $5,092           $0                 $0                $15,000
Trustee

Eric Stattin,             $5,820           $0                 $0                $17,000
Trustee

James L. Pappas,          $5,820           $0                 $0                $17,000
Trustee

Richard K. Riess,         $0               $0                 $0                $0
Trustee

Thomas A. James           $0               $0                 $0                $0
Trustee


         Five Percent Shareholders
         -------------------------

         As of January 31, 1997, the following shareholder owned of record five percent or more of the outstanding A shares of the Growth Equity Fund:

     Raymond James & Associates, Inc. ...........................     5.72%
     Cust. John C. Long IRA
     180 Buckskin Lane
     Ormond Beach, FL  32174

         As of January 31, 1997, the following shareholders owned of record five percent or more of the outstanding A shares of the Eagle International Equity
Portfolio:

     Raymond James & Associates, Inc. ............................    5.26%
     FAO Thomas A. James Trustee
     For Thomas A. James Family Trust
     7977 9th Avenue South
     St. Petersburg, FL  33707

     Sound Trust Co. Trustee .....................................    6.07%
     FAO Robert A. James Irrev. Trust
     P.O. Box 14407
     St. Petersburg, FL  33733

         As of January 31, 1997, the following shareholders owned of record five percent or more of the oustanding C shares of The Eagle International Equity
Portfolio:

     Raymond James Trust Company ..................................   5.39%
     and Mary Ann P. Timmins Trustee
     Mary Ann P. Timmins Rev. Trust
     P.O. Box 14407
     St. Petersburg, FL  33733

         Investment Adviser And Administrator; Subadvisers
         -------------------------------------------------

         The investment adviser and administrator for Small Cap, Value Equity and Growth Equity is Heritage Asset Management, Inc. Heritage was organized as a Florida corporation in 1985. The investment adviser for Eagle International is Eagle Asset Management, Inc. Eagle was organized as a Florida corporation in 1976. All the capital stock of both Heritage and Eagle is owned by Raymond James Financial, Inc. ("RJF"). RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partner ships, options, investment banking and related fields.

         Heritage is responsible for overseeing Small Cap, Value Equity and Growth Equity's investment and noninvestment affairs, subject to the control and direction of the Board. The Trust, on behalf of Small Cap, Value Equity and Growth Equity entered into an Investment Advisory and Administration Agreement with Heritage dated March 29, 1993 and supplemented and amended on March 31, 1993 and August 7, 1995, to include Value Equity and Growth Equity, respectively. The Investment Advisory and Administration Agreement requires that Heritage review and establish investment policies for each Fund and administer the Funds' noninvestment affairs.

         On behalf of Eagle International, the Trust also entered into an Investment Advisory and Administration Agreement (collectively with the Advisory Agreements for Small Cap, Value Equity and Growth Equity, "Advisory Agreements") dated February 14, 1995 with Eagle to provide oversight of Eagle International's investment and noninvestment affairs, subject to the control and direction of the Board.

         Under separate Subadvisory Agreements, Eagle and Awad each provide investment advice and portfolio management services, subject to direction by Heritage and the Board of Trustees, to Small Cap for a fee payable by Heritage. Under a Subadvisory Agreement, Eagle provides investment advice and portfolio management services, subject to the direction of Heritage and the Board of Trustees, to Value Equity and Growth Equity for a fee payable by Heritage. Under a separate Subadvisory Agreement, Dreman Value Advisors, Inc. ("Dreman") also provides investment advice and portfolio management services to Value Equity, subject to direction by Heritage and the Board of Trustees, for a fee payable by Heritage. Under a Subadvisory Agreement, Martin Currie Inc. provides investment advice and portfolio management services, subject to the direction of Eagle and the Board of Trustees, to Eagle International for a fee payable by Eagle (collectively, the "Subadvisory Agreements").

         Heritage and Eagle, as applicable, also are obligated to furnish each Fund with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of a Fund. Heritage and Eagle, as applicable, and their affiliates also pay all the compensation of

Trustees of the Trust who are employees of Heritage or Eagle and their affiliates. Each Fund pays all its other expenses that are not assumed by Heritage or Eagle, as applicable. Each Fund also is liable for such nonrecurring expenses as may arise, including litigation to which a Fund may be a party. Each Fund also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

         The Advisory Agreements and the Subadvisory Agreements each were approved by the Board of Trustees (including all of the Trustees who are not "interested persons" of Heritage and Eagle or the subadvisers, as defined under the 1940 Act) and by the shareholders of the Trust in compliance with the 1940 Act. Each Agreement will continue in force for a period of two years unless its continuance is approved at least annually thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Heritage, Eagle, the subadvisers or the Trust, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of a Fund. The Advisory and Subadvisory Agreements each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Trust to either party. In addition, the Advisory Agreements may be terminated on not less than 60 days' written notice by Heritage or Eagle, as applicable, to a Fund and the Subadvisory Agreements may be terminated on not less than 60 days' written notice by Heritage or Eagle, as applicable, or 90 days' written notice by the Subadvisers. Under the terms of the Advisory Agreement, Heritage and Eagle automatically become responsible for the obligations of the subadvisers upon termination of the Subadvisory Agreements. In the event Heritage or Eagle, as applicable, ceases to be the investment adviser a Fund or the Distributor ceases to be principal distributor of shares of a Fund, the right of a Fund to use the identifying name of "Heritage" may be withdrawn.

         Heritage, Eagle and the subadvisers shall not be liable to either Fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with a Fund or for any losses that may be sustained in the purchase, holding or sale of any security.

         All of the officers of each Fund except for Messrs. Alexander and Zutz are officers or directors of Heritage, Eagle or their affiliates. These relationships are described under "Management of the Funds."

         ADVISORY AND ADMINISTRATION FEE. The annual investment advisory fee paid monthly by each Fund to Heritage or Eagle, as applicable, is based on the applicable Fund's average daily net assets as listed in the Prospectus.

         For Small Cap, Heritage has voluntarily agreed to waive its management fees to the extent that annual operating expenses attributable to A shares exceed 1.60% of the average daily net assets or to the extent that annual operating expenses attributable to C shares exceed 2.35% of average daily net assets attributable to that class during this fiscal year. For the three years ended October 31, 1996, management fees amounted to $416,788, $465,132 and $827,233, respectively.

         Heritage has entered into an agreement with Eagle and Awad to provide investment advice and portfolio management services to Small Cap for a fee paid by Heritage to each subadviser equal to 50% of the fees payable to Heritage by Small Cap, , without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. The Research Department of Raymond James & Associates, Inc. ("Research"), a former subadviser of Small Cap who resigned as its subadviser on November 20, 1995, received from Heritage for the fiscal year ended October 31, 1994, and November 1, 1995 to November 20, 1995 (when Research resigned as subadviser), subadvisory fees of $99,764 and $74,583, respectively. Eagle began as subadviser to Small Cap on August 7, 1995 and received subadvisory fees from Heritage for the period August 7, 1995 to October 31, 1995 and the fiscal year ended October 31, 1996 in the amount of $30,725 and $203,492, respectively. For the three fiscal years ended October 31, 1996, Heritage paid Awad subadvisory fees of $101,249, $127,866 and $210,124, respectively.

         For Value Equity, the annual investment advisory fee paid monthly by Value Equity to Heritage is set forth in its Prospectus. Effective March 1, 1997, Heritage voluntarily has agreed to waive management fees to the extent that annual operating expenses attributable to A shares exceed 1.60% of average daily net assets or to the extent that annual operating expenses attributable to C shares exceed 2.35% of average daily net assets attributable to that class during this fiscal year. Prior to March 1, Heritage waived management fees to the extent that annual operating expenses attributable to A shares exceed 1.60% of average daily net assets or to the extent that annual operating expenses attributable to C shares exceed 2.35% of average daily net assets attributable to that class during the fiscal year. For the period December 30, 1994 (commencement of operations) to October 31, 1995 and the fiscal year ended October 31, 1996, management fees amounted to $47,250 and $168,020. For the same periods, Heritage waived its fees in the amount of $47,250 and $76,062, respectively, and reimbursed expenses in the amount of $68,724 for the period ended October 31, 1995.

         Heritage has entered into agreements with Eagle and Dreman to provide investment advice and portfolio management services to Value Equity for a fee paid by Heritage to Eagle and Dreman as applicable, equal to 50% of the fees paid to Heritage, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. For the period December 30, 1994 (commencement of operations) to October 31, 1995 and the fiscal year ended October 31, 1996, Heritage paid Eagle subadvisory fees of $23,625 and $45,947. For the period June 1, 1996, when Dreman began managing Value Equity assets to October 31, 1996 Heritage paid Dreman $38,063.

         For Growth Equity, Heritage has voluntarily agreed to waive management fees to the extent that Class A annual operating expenses exceed 1.60% or to the extent that Class C annual operating expenses exceed 2.35% of average daily net assets attributable to that class during this fiscal year. Prior to March 1, Heritage waived management fees to the extent that annual operating expenses attributable to A shares exceed 1.60% of average daily net assets or to the extent that annual operating expenses attributable to C shares exceed 2.35% of average daily net assets attributable to that class during the fiscal year. For the period November 16, 1995 (commencement of operations) to October 31, 1996, management fees amounted to $77,137 of which Heritage waived $76,210.

         Heritage has entered into an agreement with Eagle to provide investment advisory advice and portfolio management services to Growth Equity for a fee paid by Heritage to Eagle equal to 50% of the fees paid to Heritage, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations. For the period November 16, 1995 (commencement of operations) to October 31, 1996, Heritage paid Eagle subadvisory fees of $38,568.

         For Eagle International, Eagle has voluntarily agreed to waive management fees to the extent that Class A annual operating expenses, exclusive of foreign taxes paid, exceed 1.97% or to the extent that Class C annual operating expenses exceed 2.72% of average daily net assets attributable to that class during this fiscal year. For the period May 1, 1995 (commencement of operations) to October 31, 1995 and for the fiscal year ended October 31, 1996, management fees amounted to $32,303 and $189,777, respectively, and Eagle waived its fees in the amount of $32,303 and $134,735, respectively and reimbursed expenses in the amount of $48,001 for the period ended October 31, 1995.

         Eagle has entered into an agreement with Martin Currie to provide investment advisory advice and portfolio management services to Eagle International for a fee based on Eagle International's average daily net assets paid by Eagle to Martin Currie equal to .50% on the first $100 million of assets and .40% thereafter, without regard to any reduction in fees actually paid to Eagle as a result of expense limitations. For the period May 1, 1995 (commencement of operations) to October 31, 1995 and the year ended October 31, 1996, Eagle paid Martin Currie subadvisory fees of $16,152 and $99,888, respectively

         CLASS-SPECIFIC EXPENSES. Each Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of a Fund's shares to which those expenses are attributable.

         Brokerage Practices
         -------------------

         While each Fund generally purchases securities for long-term capital gains, each Fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. Thus, the turnover rate may vary greatly from year to year or during periods within a year. A Fund's portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Small Cap's portfolio turnover rates for the two years ended October 31, 1996 were 89% and 80%, respectively. Value Equity's annualized portfolio turnover rate for the period December 30, 1994 (commencement of operations) to October 31, 1995, and the fiscal year ended October 31, 1996, were 82% (annualized) and 129%. Growth Equity's portfolio turnover rate for the period November 16, 1995 (commencement of operations) to October 31, 1996 was 23% (not annualized). Eagle
International's portfolio turnover rates for the period May 1, 1995 (commencement of operations) to October 31, 1995 and the year ended October 31, 1996 were 61% (annualized) and 59%, respectively.

         The Subadvisers are responsible for the execution of each Fund's portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that a Fund necessarily will be paying the lowest commission or spread available. Rather, each Fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities, and any risk assumed by the executing broker.

         It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, the Subadvisers may give consideration to research, statistical and other services furnished by brokers or dealers. In addition, the Subadvisers may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that the Subadvisers determine in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to the Subadvisers in connection with services to clients other than the Funds. Eagle International also may purchase and sell portfolio securities to and from dealers who provide it with research services. However, portfolio transactions will not be directed by Eagle International to dealers on the basis of such research services.

         Value Equity, Growth Equity and Eagle International generally use the Distributor, its affiliates or certain affiliates of Heritage and Eagle as a broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor, its affiliates or certain affiliates of Heritage and Eagle will not exceed "usual and customary brokerage commissions." Rule l7e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

         Although it currently does not intend to do so, Small Cap may use the Distributor as broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Provided, however, that if Small Cap does use the Distributor as a broker, commissions paid to the Distributor will not exceed "usual and customary brokerage commissions" as defined above.

         The Subadvisers also may select other brokers to execute portfolio transactions. In the OTC market, each Fund generally deals with primary market makers unless a more favorable execution can otherwise be obtained.

         RJA may act as broker on behalf of each Fund in the purchase and sale of portfolio securities. (Prior to fiscal 1995, Small Cap did not use RJA as broker in effecting trading.) Aggregate brokerage commissions paid by Small Cap for the three years ended October 31, 1996 amounted to $145,750, $196,353 and $297,557, respectively. For the same periods, RJA was paid $0, $13,416 and $59,551. Transactions in which Small Cap used RJA as broker involved approximately 0%, 7% and 25%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions, and 0% and 7% and 20%, respectively, of the aggregate commission paid by Small Cap during the period.

         Aggregate brokerage commissions paid by Value Equity for the period December 30, 1994 (commencement of operations) to October 31, 1995 and the fiscal year ended October 31, 1996 amounted to $43,552 and $71,566. For the same periods, RJA was paid $8,596 and $60 respectively. Transactions in which Value Equity used RJA as broker involved approximately 20% and less than 1%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions, and 19.74% and less than 1%, respectively, of the aggregate commission paid by Value Equity during the period.

         Aggregate brokerage commissions paid by Growth Equity for the period November 26, 1995 (commencement of operations) to October 31, 1996 amounted to $18,075, of which none was paid to RJA.

         Each Fund may not buy securities from, or sell securities to, the Distributor as principal. However, the Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby each Fund may purchase securities that are offered in underwritings in which the Distributor is a participant. The Board of Trustees will consider the possibilities of seeking to recapture for the benefit of expenses to each Fund of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc. and other self-regulatory organizations.

         Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, each Fund expressly consented to the Distributor executing transactions on an exchange on its behalf.

         Distribution Of Shares
         ----------------------

         The Distributor and Representatives with whom the Distributor has entered into dealer agreements offer shares of each Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and servicing payments to participating dealers in connection with the sale of shares of a Fund. Pursuant to the Distribution Agreements with the Trust on behalf of each Fund with respect to A shares and C shares, the Distributor bears the cost of making information about each Fund available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to Class A and C shareholders and for maintaining shareholder accounts. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

         Each Fund has adopted a Class A Distribution Plan (the "Class A Plan") which, among other things, permits it to pay the Distributor the monthly distribution and service fee out of its net assets to finance activity that is intended to result in the sale and retention of A shares. The Class A Plan was approved by Heritage or Eagle, as the sole shareholder of each Fund, as applicable, and the Board of Trustees, including a majority of the Trustees who are not interested persons of a Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees") after determining that there is a reasonable likelihood that each Fund and its Class A shareholders will benefit from the Class A Plan.

         Each Fund also has adopted a Class C Distribution Plan (the "Class C Plan") which, among other things, permits it to pay the Distributor the monthly distribution and service fee out of its net assets to finance activity that is intended to result in the sale and retention of C shares. The Distributor, on C shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker-dealer at the time of purchase. The Class C Plan was approved by the Board of Trustees, including a majority of the Independent Trustees, after determining that there is a reasonable likelihood that the Fund and its Class C shareholders will benefit from the Class C Plan.

         The Class A Plan and the Class C Plan each may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of a Fund. The Board of Trustees reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in a Plan that would increase materially the distribution cost to a class requires shareholder approval of that class.

         As compensation for the services provided and expenses borne by the Distributor pursuant to the Distribution Agreement with respect to A shares, each Fund pays the Distributor the sales load described in its Prospectus and may pay a 12b-1 fee in an amount up to .35% of each Fund's average daily net assets in accordance with the Class A Plan described below. The distribution fee is accrued daily and paid monthly, and currently is equal on an annual basis to
 .25% of average daily net assets for each Fund. The Distributor may use this fee as a service fee to compensate participating dealers for services performed incidental to the maintenance of shareholder accounts.

         For Small Cap, for the fiscal years ended October 31, 1994, 1995 and 1996, the Distributor received Class A 12b-1 fees in the amount of $100,506, $115,551 and $197,076, respectively. For Value Equity, for the period

December 30, 1994 (commencement of operations) to October 31, 1995 and the fiscal year ended October 31. 1996, the Distributor received Class A 12b-1 fees for Value Equity in the amount of $13,040 and $36,710, respectively. For Growth Equity, for the period November 16, 1995 (commencement of operations) to October 31, 1996, the Distributor received Class A 12b-1 fees in the amount of $19,287. For Eagle International, for the period ended December 27, 1995 (first offering of A shares) to October 31, 1996, the Distributor received Class A and 12b-1 fees in the amount of $3,934.

         As compensation for the services provided and expenses borne by the Distributor pursuant to the Distribution Agreement with respect to C shares, each Fund pays the Distributor a distribution fee in accordance with the Class C Plan described below. The distribution fee is accrued daily and paid monthly, and currently is equal on an annual basis to .75% of average daily net assets. The service fee is accrued daily and paid monthly, and currently is equal on an annual basis to .25% of average daily net assets. For the period April 3, 1995 (first offering of C shares) to October 31, 1995 and the fiscal year ended October 31, 1996, the Distributor received $9,098 and $146,179 in fees for Small Cap and $10,848 and $77,187 in fees for Value Equity, respectively. For Growth Equity, for the period November 16, 1995 (commencement of operations) to October 31, 1996, the Distributor received Class C 12b-1 fees in the amount of $25,704. For Eagle International, for the period ended December 27, 1995 (first offering of C shares) to October 31, 1996, the Distributor received Class C 12b-1 fees in the amount of $5,404.

         The Distribution Agreements may be terminated at any time on 60 days' written notice without payment of any penalty by either party. Each Fund may effect such termination by vote of a majority of the outstanding voting securities of a Fund or by vote of a majority of the Independent Trustees. For so long as either the Class A Plan or the Class C Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

         The Distribution Agreements and each of the above-referenced Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

Administration Of The Funds
---------------------------

         ADMINISTRATIVE, FUND ACCOUNTING AND TRANSFER AGENT SERVICES. Heritage or Eagle, as applicable, , subject to the control of the Board of Trustees, will manage, supervise and conduct the administrative and business affairs of each Fund; furnish office space and equipment; oversee the activities of the subadvisers and the Custodian; and pay all salaries, fees and expenses of officers and Trustees of each Fund who are affiliated with Heritage or Eagle, as applicable. In addition, Heritage provides certain shareholder servicing activities for customers of the Funds.

         Under a separate Administration Agreement between Eagle and Heritage, Heritage provides certain noninvestment services to Eagle International for a fee payable by Eagle equal to 10% on the first $100 million of average daily net assets, and .05% thereafter.

         Heritage also is the transfer and dividend disbursing agent for each Fund and serves as Fund accountant for Small Cap, Value Equity and Growth Equity. Each Fund pays Heritage its cost plus 10% for its services as fund accountant and transfer and dividend disbursing agent. For the three years ended October 31, 1994, 1995 and 1996, Heritage earned approximately, $44,240, $62,042 and $65,883, respectively, from Small Cap for its services as transfer agent. For the period of December 30, 1994 (commencement of operations) to October 31, 1995 and the fiscal year ended October 31, 1996, Heritage earned approximately $10,346 and $20,585, respectively, from Value Equity for its services as transfer agent. For the period November 16, 1995 to October 31, 1996, Heritage earned approximately $7,084 from Growth Equity for its services as transfer agent. For the period December 27, 1995 to October 31, 1996, Heritage earned $7,745 from Eagle International for its services as transfer agent.

         For the period  November 1, 1994  (commencement  of  engagement as fund accountant) to October 31, 1995 and the fiscal year ended October 31, 1996, Heritage earned approximately $29,311 and $38,378, respectively, from Small Cap for its services as fund accountant. For the period December 30, 1994 (commencement of operations) to October 31, 1995 and the fiscal year ended October 31, 1996, Heritage earned approximately $20,509 and $30,208, respectively, from Value Equity for its services as fund accountant. For the period November 16, 1995 to October 31, 1996, Heritage earned approximately $24,797 from Growth Equity for its services as fund accountant.

         CUSTODIAN. State Street Bank and Trust Company, P.0. Box 1912, Boston, Massachusetts 02105, serves as custodian of each Fund's assets. The Custodian also provides portfolio accounting and certain other services for the Funds.

         LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, 2nd Floor, Washington, D.C. 20036, serves as counsel to the Funds.

         INDEPENDENT ACCOUNTANTS. Price Waterhouse LLP, 400 North Ashley Street, Suite 2800, Tampa, Florida 33602, are the independent public accountants for the Funds. The Financial Statements and Financial Highlights of the Funds for the fiscal year ended October 31, 1996 that appear in this SAI have been audited by Price Waterhouse LLP, and are included herein in reliance upon the report of said firm of accountants, which is given upon their authority as experts in accounting and auditing. The Financial Highlights for the fiscal years ended prior thereto and the Statement of Changes in Net Assets for the year ended October 31, 1995 were audited by other independent public accountants.


Potential Liability
-------------------

         Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of a Fund. To protect its shareholders, each Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of a Fund. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument each Fund or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for a Fund's obligations, that Fund is required to use its property to protect or compensate the share holder. On request, a Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of a Fund. Therefore, financial loss resulting from liability as a share holder will occur only if a Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                    APPENDIX


COMMERCIAL PAPER RATINGS

The rating services' descriptions of commercial paper ratings in which the Fund may invest are:

Description Of Moody's Investors Service, Inc. Commerical Paper Debt Ratings
----------------------------------------------------------------------------

PRIME-L. Issuers (or supporting institutions) rated PRIME-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2. Issuers (or supporting institutions) rated PRIME-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description Of Standard & Poor's Commercial Paper Ratings
---------------------------------------------------------

A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

A-2.   Capacity  for  timely   payment  of  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

CORPORATE DEBT RATINGS

The rating services' descriptions of corporate debt ratings in which the Fund may invest are:

Description Of Moody's Investors Service, Inc. Corporate Debt Ratings
---------------------------------------------------------------------

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obliga tions. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


Description Of Standard & Poor's Corporate Debt Ratings
-------------------------------------------------------

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, C - Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C - The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating "CI" is reserved for income bonds on which no interest is being paid.

D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

         The Reports of Independent Accountants and Financial Statements are incorporated herein by reference from each Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1996, filed with the Securities and Exchange Commission on December 27, 1996, Accession No. 950144-96-009353 (Growth Equity Fund), Accession No. 950144-96-009354 (Small Cap Stock Fund) Accession No. 950144-96-009355 (Value Equity Fund) and Accession No. 950144-96-009359
(Eagle International Equity Portfolio - Class A & C Shares).

                       STATEMENT OF ADDITIONAL INFORMATION

                      EAGLE INTERNATIONAL EQUITY PORTFOLIO

     This Statement of Additional Information dated March 1, 1997, should be read with the Prospectus of Eagle International Equity Portfolio dated March 1, 1997. This Statement is not a prospectus itself. To receive a copy of the Prospectus, write to Eagle Asset Management, Inc. at the address below, or call
(800) 237-3101.

                          Eagle Asset Management, Inc.
                                 P.O. Box 10520
                              880 Carillon Parkway
                          St. Petersburg, Florida 33733

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION........................................................   1
INVESTMENT INFORMATION.....................................................   1
     Investment Objective..................................................   1
     Investment Policies...................................................   1
INVESTMENT RESTRICTIONS....................................................  13
NET ASSET VALUE............................................................  16
PERFORMANCE INFORMATION....................................................  17
INVESTING IN THE EAGLE CLASS...............................................  18
REDEEMING SHARES...........................................................  18
     Systematic Withdrawal Plan............................................  19
     Redemption in Kind....................................................  20
TAXES......................................................................  20
PORTFOLIO INFORMATION......................................................  23
     Trustees and Officers.................................................  23
     Five Percent Shareholders.............................................  26
     Investment Adviser; Subadviser........................................  26
     Brokerage Practices...................................................  28
     Distribution of Shares................................................  29
     Administration of the Portfolio.......................................  31
     Potential Liability...................................................  32
APPENDIX................................................................... A-1
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS................................... A-5
FINANCIAL STATEMENTS....................................................... A-6

GENERAL INFORMATION
-------------------

     Heritage Series Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated October 28, 1992. Eagle International Equity Portfolio ("the Portfolio") is one of the Trust's separate investment portfolios.

     The Portfolio is structured to combine the regional and global presence of larger, well-known companies in established markets with the potentially rapid growth of companies in the expanding economies of many emerging countries.

     Eagle Asset Management, Inc., the Portfolio's investment adviser ("Eagle"), has retained Martin Currie Inc. as the Portfolio's investment subadviser (the "Subadviser"). The Subadviser's parent company, Martin Currie Limited, is a privately owned international advisory firm that was established in 1881. Martin Currie Limited, coupled with the Subadviser, employs more than 30 investment professionals who comprise six geographic investment teams that service more than $5 billion in investor's assets.

     The Subadviser uses a top down country allocation and a bottom up stock selection process. In choosing which countries to invest assets in the Subadviser considers the major economic trends in that country, any political and economic changes in the country and the countries capital flows. In choosing individual companies the Subadviser, based on a growth style with a value component considers the company's business strategy, relative value and earnings momentum.

INVESTMENT INFORMATION
----------------------

     Investment Objective
     --------------------

     The Portfolio's investment objective, as described in the Prospectus, is capital appreciation. Income is an incidental consideration. The Portfolio seeks to achieve this objective principally through investment in an international portfolio of equity securities.

     Investment Policies
     -------------------

American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") And International Depository Receipts ("IDRs")
--------------------------------------------------------------------------------

     The Portfolio may invest in sponsored or unsponsored ADRs, EDRs, GDRs, IDRs or other similar securities representing interests in or convertible into securities of foreign issuers ("Depository Receipts"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are issued globally for trading in non-U.S. securities markets and evidence a similar ownership arrangement. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.
Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below.

Convertible Securities
----------------------

     The Portfolio may invest in convertible securities, as described in the Prospectus. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Subadviser, on behalf of the Portfolio, will decide to invest based upon a fundamental analysis of the long-term attractiveness of the issuer and the underlying common stock, the evaluation of the relative attractiveness of the current price of the underlying common stock, and the judgment of the value of the convertible security relative to the common stock at current prices. Convertible securities in which the Portfolio may invest include corporate bonds, notes and preferred stock that can be converted into (exchanged for) common stock. Convertible securities combine the fixed-income characteristics of bonds and preferred stock with the potential for capital appreciation. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Forward Commitments
-------------------

     As described in the Prospectus under the caption "Other Investment Policies and Risk Factors - Forward Commitments, When- Issued and Delayed Delivery Transactions," the Portfolio may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), if the Portfolio either (1) holds, and maintains until the settlement date in a segregated account, cash or high grade debt obligations in an amount sufficient to meet the purchase price or (2) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. The Portfolio may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Futures And Forward Transactions
--------------------------------

     The Prospectus describes the Portfolio's use of forward contracts and futures contracts. See "Other Investment Policies and Risk Factors - Futures Transactions; Foreign Currency Transactions," in the Prospectus. The following discussion relates to the use of such strategies by the Portfolio.

     COVER. Transactions using forward contracts and futures contracts expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts or futures contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Securities Exchange Commission ("SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding forward contract or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

     FORWARD CONTRACTS. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date the forward contract is agreed upon by the parties, at a price set at the time of the forward contract is entered into. Forward contracts are traded directly between the Portfolio and a contra party (usually a large commercial bank). Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Portfolio enters into a forward contract, it relies on its contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

     The Portfolio may enter into forward contracts in order to protect against uncertainty in the level of future foreign exchange rates. Since investment in foreign companies will usually involve foreign currencies, and since the Portfolio may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of the Portfolio as measured in U.S. dollars may be affected by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversion between various currencies. Accordingly, the Portfolio may use currency forward contracts:

     1. When the Subadviser wishes to "lock in" the U.S. dollar price of a security when the Portfolio is purchasing or selling a security denominated in a foreign currency or anticipates receiving a dividend or interest payment denominated in a foreign currency; or

     2. When the Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract to sell the foreign currency for a fixed U.S. dollar amount approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency.

     As to the first circumstance, when the Portfolio enters into a trade for the purchase or sale of a security denominated in a foreign currency or anticipates receiving a dividend or interest payment in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying securities transaction, the Portfolio will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

     Under the second circumstance, when the Subadviser believes that the currency of a particular country may suffer a substantial decline, the Portfolio could enter into a forward contract to sell for a fixed U.S. dollar amount the amount of the foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

     Of course, the Portfolio is not required to enter into forward contracts and will not do so unless deemed appropriate by the Subadviser. The Portfolio generally will not enter into a forward contract with a term of greater than one year. The Portfolio's ability to engage in forward contracts may be limited by tax considerations.

     FUTURES CONTRACTS. The Portfolio may only purchase or sell stock index or currency futures contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity, currency or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying security or currency in a specified delivery month at a stated price. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

     Although futures contracts by their terms call for actual delivery or acceptance of currencies or financial instruments, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or currency and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

     The purchase (that is, a long position) or sale (that is, a short position) of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser or seller realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

     The Portfolio may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities it owns or intends to acquire. The Portfolio may sell stock index futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline can be reduced without employing futures as a hedge by selling securities. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads. The sale of futures contracts provides an alternative means of hedging the Portfolio against a decline in the value of its investments. As such values decline, the value of the Portfolio's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Portfolio's securities that are being hedged. While the Portfolio will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the sale of securities. Employing futures as a hedge may also permit the Portfolio to assume a defensive posture without selling securities.

     CURRENCY FUTURES. A currency futures contract sale creates an obligation by the Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified future time for a stated price. A currency futures contract purchase creates an obligation by the Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a stated price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of the currency futures contract is effected by entering into an offsetting purchase or sale transaction.

     STOCK INDEX FUTURES. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

     The Portfolio may engage in transactions in stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities held in the Portfolio's portfolio or that the Portfolio intends to purchase.

     The risk of imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of the Portfolio's portfolio diverges from the securities included in the applicable index. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures contracts, the Portfolio may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities is more than the historical volatility of the stock index. It is also possible that, where the Portfolio has sold futures contacts to hedge its securities against decline in the market, the market may advance and the value of securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices upon which the futures contracts are based.

     Where stock index futures contracts are purchased to hedge against a possible increase in the price of securities before the Portfolio is able to invest in securities in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in securities at that time because of concern as to possible further market decline for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

     LIMITATIONS ON THE USE OF FUTURES PORTFOLIO STRATEGIES. If the Portfolio enters into futures contracts for other than BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin required to establish these positions may not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account any unrealized profits and unrealized losses on any such contracts it has entered into. This limitation does not limit the percentage of the Portfolio's assets at risk to 5%.

     In addition, for as long as required by applicable state securities regulation, (1) the Portfolio will only buy or sell futures contracts that are listed on a national commodities exchange, and (2) the aggregate margin deposits on all futures held at any time by the Portfolio will not exceed 5% of the Portfolio's total assets.

     The Portfolio's ability to engage in the futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of futures. Therefore, no assurance can be given that the Portfolio will be able to utilize these instruments effectively for the purpose set forth above. Furthermore, the Portfolio's ability to engage in futures transactions may be limited by tax considerations.

Futures And Forward Transactions - Risk Factors
-----------------------------------------------

     FUTURES AND FORWARD CONTRACTS. Investment by the Portfolio in futures and forward contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures or forward contract and the price of the security or currency being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures or forward contract moves more than the price of the hedged security or currency, the Portfolio would experience either a loss or gain on the future or forward that is not completely offset by movements in the price of the hedged securities or currency. To compensate for imperfect correlation, the Portfolio may purchase or sell futures or forward contracts in a greater dollar amount than the hedged securities or currency if the volatility of the hedged securities or currency is historically greater than the volatility of the futures or forward contracts. Conversely, the Portfolio may purchase or sell fewer contracts if the volatility of the price of the hedged securities or currency is historically less than that of the futures or forward contracts.

     Futures or forward contracts may be used to hedge against a possible increase in the price of securities or currencies that the Portfolio anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Portfolio does not then invest in such securities or currencies because of concern as to possible further market decline or for other reasons, the Portfolio may realize a loss on the futures or forward contract that is not offset by a reduction in the price of the securities or currencies purchased.

     The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

     The successful use of transactions in futures and forward contracts also depends on the ability of the Subadviser to forecast correctly the direction and extent of stock market and currency exchange rate movements within a given time frame. To the extent prices or rates remain stable during the period in which a futures or forward contract is held by the Portfolio or such prices or rates move in a direction opposite to that anticipated, the Portfolio may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities or currency position. As a result, the Portfolio's total return for such period may be less than if it had not engaged in the hedging transaction.

     FOREIGN CURRENCY STRATEGIES. The Portfolio may use futures on foreign currencies and forward contracts to hedge against movements in the values of the foreign currencies in which the Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     The value of futures contracts and forward contracts depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of futures contracts or forward contracts, the Portfolio could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the futures contracts until they reopen.

     Settlement of futures contracts and forward contracts involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Illiquid Securities
-------------------

     As stated in the Prospectus, the Portfolio will not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy includes repurchase agreements maturing in more than seven days.

Loans Of Portfolio Securities
-----------------------------

     The Portfolio may lend its securities. Securities loans are made to broker-dealers or other financial institutions pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities lent. The borrower pays the Portfolio an amount equal to any dividends or interest received on the securities lent. The Portfolio retains all or a portion of the interest received on investments of the cash collateral or receives a fee from the borrower. The Portfolio may call such loans in order to sell the securities involved. In the event that the Portfolio reinvests cash collateral, it is subject to the risk that both the reinvested collateral and the loaned securities will decline in value. In addition, in such event, it is possible that the securities loan may not be fully collateralized.

Lower Rated Securities-Risk Factors
-----------------------------------

     The Portfolio may invest in convertible securities that are rated below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or if unrated, are considered by the Subadviser to be below investment grade (sometimes referred to as "junk bonds"). The prices of these lower rated securities tend to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress which adversely affects their ability to service principal and interest payment obligations, to meet projected business goals, or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Portfolio may incur additional expenses to seek recovery. In addition, lower rated securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security.

     To the extent that there is no established retail secondary market, there may be thin trading of lower rated securities. This may lessen the Portfolio's ability to accurately value these securities and its ability to dispose of these securities. Additionally, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yielding securities, especially in a thinly traded market. Certain lower rated securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties; thus, the responsibilities of the Board of Trustees to value lower rated securities in the Portfolio becomes more difficult with judgment playing a greater role.

     Frequently, the higher yields of lower rated securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer's financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the lower rated securities market and on the market value of the lower rated securities held by the Portfolio, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings. Proposed new laws may impact the market for lower rated fixed income securities.

Preferred Stock
---------------

     Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth is limited. Although the dividend is set at a fixed annual rate, it can be changed or omitted by the issuer at any time.

Repurchase Agreements
---------------------

     The Portfolio may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which the Portfolio would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's costs plus interest). The value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. Eagle and the Subadviser, as appropriate, will monitor the creditworthiness of the counterparties.

Short-term Investments
----------------------

EURO/YANKEE BONDS. The Portfolio may invest in dollar denominated bonds issued by foreign branches of domestic banks ("Eurobonds") and dollar denominated bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). Investment in Eurobonds and Yankee bonds entail certain risks similar to investment in foreign securities in general, as previously discussed.

MONEY MARKET INSTRUMENTS. Investments in commercial paper are limited to obligations rated Prime-1 by Moody's or A-1 by S&P. Commercial paper includes notes, drafts, or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. Investments in certificates of deposit are made only with domestic institutions with assets in excess of $1.0 billion. See the Appendix for a description of commercial paper ratings.

Warrants And Rights
-------------------

     The Portfolio may invest up to 5% of its net assets in warrants or rights (valued at the lower of cost or market) which entitle the holder to buy equity securities at a specific price for a specified period of time, provided that no more than 2% of its net assets are invested in warrants not listed on the New York or American Stock Exchanges. The Portfolio may invest in warrants or rights acquired by the Portfolio as part of a unit or attached to securities at the time of purchase without limitation.

When-issued And Delayed Delivery Transactions
---------------------------------------------

     As described in the Prospectus under "Other Investment Policies and Risk Factors--Forward Commitments, When-Issued and Delayed Delivery Transactions," the Portfolio may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Portfolio purchases securities on a when-issued or delayed delivery basis, it is required either (1) to create a segregated account with the Portfolio's custodian and to maintain in that account cash, U.S. Government securities or other high grade debt obligations in an amount equal on a daily basis to the amount of the Portfolio's when-issued or delayed delivery commitments or (2) to enter into an offsetting forward sale of securities it owns equal in value to those purchased. The Portfolio will only make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. When the time comes to pay for when-issued or delayed-delivery securities, the Portfolio will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or delayed delivery securities themselves (which may have a value greater or less than the Portfolio's payment obligation).

Note On Shareholder Approval
----------------------------

     Unless otherwise indicated, the investment policies of the Portfolio may be changed without shareholder approval.

INVESTMENT RESTRICTIONS
-----------------------

     In addition to the limits disclosed in "Investment Policies" above and the investment limitations described in the Prospectus, the Portfolio is subject to the following investment limitations, which are fundamental policies of the Portfolio and may not be changed without the vote of a majority of the outstanding voting securities of the Portfolio. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of the Portfolio means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Portfolio or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The Portfolio will not:

     (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Portfolio's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure, such as to facilitate the meeting of higher redemption requests than anticipated (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. As a matter of nonfundamental investment policy, the Portfolio may not make any additional investments if, immediately after such investments, outstanding borrowings of money would exceed 5% of the current value of the Portfolio's total assets.

     (2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment by the Portfolio of initial or variation margin in connection with futures contracts, forward contracts or options is not considered the purchase of a security on margin.)

     (3) Make short sales of securities or maintain a short position, except that the Portfolio may maintain short positions in connection with its use of options, futures contracts, forward contracts and options on futures contracts, and the Portfolio may sell short "against the box."

     (4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

     (5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

     (6) Purchase or sell commodities or commodity contracts, except the Portfolio may purchase and sell forward contracts, futures contracts, options and foreign currency.

     (7) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Portfolio's portfolio securities.

     (8) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government or its agencies or instrumentalities.

     (9) With respect to 75% of its total assets, acquire more than 10% of the voting securities of any issuer.

     (10) Concentrate more than 25% of the value of its total assets in any one industry.

     (11) The Portfolio may not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Portfolio or with respect to transactions involving options, futures, forward currency contracts or other financial instruments.

     It is contrary to the Trust's present policy with respect to the Portfolio, which may be changed by the Trustees without shareholder approval, to:

      (1) Invest more than 10% of its total assets in securities of other investment companies. For purposes of this restriction, foreign banks and foreign insurance companies or their respective agents or subsidiaries are not considered investment companies. (Under the 1940 Act, no registered investment company may (a) invest more than 10% of its total assets (taken at current value) in securities of other investment companies, (b) own securities of any one investment company having a value in excess of 5% of its total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.) In addition, the Portfolio may invest in the securities of other investment companies in connection with a merger, consolidation or acquisition of assets or other reorganization approved by the Portfolio's shareholders. The Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.

     All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

NET ASSET VALUE
---------------

     Net asset value per Portfolio share is determined daily Monday through Friday, except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day as of the close of regular trading on the New York Stock Exchange (the "Exchange") by dividing the value of the Portfolio's securities plus any cash or other assets (including accrued dividends and interest) less all liabilities (including accrued expenses) by the number of shares outstanding, the result being adjusted to the nearest whole cent. A security listed or traded on an exchange is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the last reported bid price is used. All other securities for which over-the-counter market quotations are readily available are valued at the last reported bid price. When market quotations for futures positions held by the Portfolio are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which market quotes are not deemed to be reliable, are valued at fair value as determined in good faith by the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Portfolio calculates its daily net asset value per share.

     The Portfolio is open for business on days on which the Exchange is open for business ("Business Day"). Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the Portfolio's close of business on each Business Day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign capital markets on days that are not Business Days and on which the Portfolio's net asset value is not calculated. Calculation of the Portfolio's net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     The Board of Trustees may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the Exchange is closed other than for customary weekend and holiday closings, (2) during which trading on the Exchange is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practical for the Portfolio fairly to determine the value of its net assets, or (4) for such other periods as the SEC may by order permit for the protection of the holders of the shares.

PERFORMANCE INFORMATION
-----------------------

     The Eagle Class's performance data quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                         P(1+T)n = ERV

          where:  P =    a hypothetical initial payment of $1,000
                  T =    average annual total return
                  n =    number of years
                ERV      =  ending  redeemable  value of a  hypothetical  $1,000
                         payment made at the beginning of the period at the end of that period.

     Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. The average annualized total return for the Eagle Class of the Portfolio for the period May 1, 1995 (commencement of operation) to October 31, 1996 and for the year ended October 31, 1996 was 8.62% and 8.93%, respectively.

     In connection with communicating its total return to current or prospective shareholders, the Eagle Class also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The Eagle Class may compare its return to relevant global, international and domestic indexes. Examples include, but are not limited to, the Morgan Stanley Capital International World Index (containing 1,468 securities listed on the exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East), the Morgan Stanley Capital International Europe, Australia, Far East Index (containing over 1,000 companies representing the stock markets of Europe, Australia, and the Far East), and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") (containing 500 of the largest U.S. companies). These indexes are widely followed, capitalization weighted indexes of publicly traded stocks. All index returns are translated into U.S. dollars.

     The Eagle Class may also from time to time include in advertising and promotional materials total return figures that are not calculated according to the formula set forth above. For example, in comparing the Eagle Class's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or with such market indices as the Dow Jones Industrial Average and the S&P 500, the Eagle Class calculates its aggregate total return for the specified periods of time by assuming an investment of $10,000 in Eagle

     Class shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Eagle Class cumulative return using this formula for the period May 1, 1995 (commencement of operations) to October 31, 1996 and for the year ended October 31, 1996 was 13.23% and 8.93%, respectively.

INVESTING IN THE EAGLE CLASS
----------------------------

     Shares are sold at their next determined net asset value on days the Exchange is open for business. The procedure for purchasing shares of the Eagle Class is explained in the prospectus under "How to Buy Shares." The Portfolio's distributor, Raymond James & Associates, Inc. ("RJA" or the "Distributor") has agreed that it will hold the Portfolio harmless in the event of loss as a result of cancellation of trades in Portfolio shares by the Distributor, its affiliates or its customers.

REDEEMING SHARES
----------------

     The methods of redemption are described in the section of the prospectus entitled "How to Sell Shares."

     A redemption request will be considered to be received in "good order" only if: the number of shares to be redeemed and the shareholder account number are indicated in writing; the written request is signed by a shareholder and by any co-owner of the account with exactly the same name or names used in establishing the account; the written request is accompanied by any certificates representing the shares that have been issued and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and the signatures on the written redemption request exceeding $100,000 and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank which is insured by the Federal Deposit Insurance Corporation, a trust company, or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions which are deemed acceptable by Heritage Asset Management, Inc., the Portfolio's transfer agent ("Transfer Agent" or "Heritage"), under its current signature guarantee program.

     Systematic Withdrawal Plan
     --------------------------

     Shareholders may also elect to make systematic withdrawals from their Eagle Class account of a minimum of $250 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from the shareholder's account to provide the withdrawal amount specified. The Systematic Withdrawal Plan is not currently available for shares held in an IRA, simplified employee pension plan or other retirement plan. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or Transfer Agent. Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on the 5th or 20th day of each month, whichever is applicable based upon the date the Shareholder elects to receive payments. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed on the next business day following redemption. If shareholders elect to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be automatically reinvested in Eagle Class shares. Shareholders may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to the Distributor or the Transfer Agent. The Eagle Class, the Transfer Agent, and the Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

     Withdrawal payments are treated as a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of the original investment may be correspondingly reduced.

     Ordinarily, shareholders should not purchase additional shares of the Eagle Class if maintaining a Systematic Withdrawal Plan because they may incur tax liabilities in connection with such purchases and withdrawals. The Eagle Class will not knowingly accept purchase orders from shareholders for additional shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals.

     Redemption In Kind
     ------------------

     The Portfolio is obligated to redeem shares of the Eagle Class for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Eagle Class's net asset value, whichever is less. Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as a Portfolio determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving portfolio instruments could receive less than the redemption value of their securities and could incur certain transaction costs.

TAXES
-----

     GENERAL. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Portfolio -- which is treated as a separate corporation for these purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- futures (other than those on foreign currencies), or foreign currencies (or futures or forward contracts thereon) that are not directly related to the Portfolio's principal business of investing in securities (or futures with respect to securities) ("Short-Short Limitation"); (3) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     If Portfolio shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

     The Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     INCOME FROM FOREIGN SECURITIES. Dividends and interest received by the Portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% in the value of the Portfolio's total assets at the close of any taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. Pursuant to any such election, the Portfolio would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Portfolio will report to its shareholders shortly after each taxable year their respective shares of the Portfolio's income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

     The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Portfolio will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

     If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     Pursuant to proposed regulations, open-end RICs, such as the Portfolio, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of such a PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

     Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Portfolio's investment company taxable income to be distributed to its shareholders.

     HEDGING STRATEGIES. The use of hedging strategies, such as purchasing and selling futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in futures and forward contracts derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of futures contracts (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and futures and forward contracts thereon, that are not directly related to the Portfolio's principal business of investing in securities (or futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.

     If the Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Portfolio satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Portfolio will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent it does not so qualify, it may be forced to defer the closing out of certain futures and forward contracts beyond the time when it otherwise would be advantageous to do so, in order for the Portfolio to qualify as a RIC.

     Certain futures in which the Portfolio may invest will be "section 1256 contracts." Section 1256 contracts held by the Portfolio at the end of each taxable year must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

PORTFOLIO INFORMATION
----------------------

     TRUSTEES AND OFFICERS. Trustees and officers are listed with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. ("RJF"), RJA, Eagle and Heritage.


                              Position with             Principal Occupation
          Name                 The Trust                During Past Five Years
          ----                -------------             ----------------------

Thomas A. James*                   Trustee          Chairman  of the Board since
880 Carillon Parkway                                1986  and  Chief   Executive
St. Petersburg, FL 33716                            Officer  since  1969 of RJF;
                                                    Chairman  of  the  Board  of
                                                    RJA since 1986;  Chairman of
                                                    the  Board  of  Eagle  since
                                                    1984  and  Chief   Executive
                                                    Officer  of  Eagle,  1994 to
                                                    1996.

Richard K. Riess*                  Trustee          Chief  Executive  Officer of
880 Carillon Parkway                                Eagle since 1996, President,
St. Petersburg, FL 33716                            1995   to   present,   Chief
                                                    Operating  Officer,  1988 to
                                                    1996,     Executive     Vice
                                                    President, 1988 to 1993.

Donald W. Burton                   Trustee          President of South  Atlantic
614 W. Bay Street                                   Capital Corporation (venture
Suite 200                                           capital) since 1981.
Tampa, FL  33606

C. Andrew Graham                   Trustee          Vice  President of Financial
Financial Designs, Ltd.                             Designs  Ltd.   since  1992;
1775 Sherman Street                                 Executive  Vice President of
Suite 1900                                          the  Madison  Group,   Inc.,
Denver, CO  80203                                   1991 to 1992;  Principal  of
                                                    First Denver  Financial Cor-
                                                    poration  (investment  bank-
                                                    ing) since 1987.

                              Position with             Principal Occupation
          Name                 The Trust                During Past Five Years
          ----                -------------             ----------------------

David M. Phillips                  Trustee          Chairman and Chief Executive
World Trade Center                                  Officer  of CCC  Information
  Chicago                                           Services,  Inc.  since  1994
444 Merchandise Mart                                and of InfoVest  Corporation
Chicago, IL  60654                                  (information services to the
                                                    insurance  and  auto  indus-
                                                    tries  and  consumer  house-
                                                    holds) since 1982.

Eric Stattin                       Trustee          Litigation Consultant/Expert
2587 Fairway Village                                Witness and private investor
  Drive                                             since 1988.
Park City, UT  84060

James L. Pappas                    Trustee          Lykes  Professor  of Banking
University of South                                 and  Finance  since  1986 at
  Florida                                           University of South Florida;
College of Business                                 Dean of College of  Business
  Administration                                    Administration 1987 to 1996.
Tampa, FL  33620

Stephen G. Hill                    President        Chief Executive  Officer and
880 Carillon Parkway                                President of Heritage  since
St. Petersburg, FL 33716                            1989  and   Director   since
33716                                               1994;   Director   of  Eagle
                                                    since 1995.

Donald H. Glassman                 Treasurer        Treasurer of Heritage  since
880 Carillon Parkway                                1989;  Treasurer of Heritage
St. Petersburg, FL 33716                            Mutual Funds since 1989.

Clifford J. Alexander              Secretary        Partner,    Kirkpatrick &
1800 Massachusetts Ave., NW                         Lockhart LLP (law firm).
Washington, DC  20036


Patricia Schneider                 Assistant        Compliance  Administrator of
880 Carillon Parkway                                Secretary Heritage.
St. Petersburg, FL 33716

Robert J. Zutz                     Assistant        Partner, Kirkpatrick &
1800 Massachusetts Ave., NW        Secretary        Lockhart LLP (law firm).
Washington, DC  20036


     * These Trustees are "interested persons" as such term is defined under the 1940 Act.

     The Trustees and officers of the Trust, as a group, own less than 1% of the Portfolio's shares. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     The Trust currently pays Trustees who are not "interested persons" of the Trust $2,908 annually and $728 per meeting of the Board of Trustees. Trustees also are reimbursed for any expenses incurred in attending meetings. Because Heritage or Eagle, as applicable, performs substantially all of the services necessary for the operation of each Fund, each Fund requires no employees. No officer, director or employee of Heritage or Eagle receives any compensation from either Fund for acting as a director or officer. The following table shows the compensation earned by each Trustee for the fiscal year ended October 31, 1996.



                                       COMPENSATION TABLE
                                                                                 Total
                                        Pension or                          Compensation From
                        Aggregate       Retirement          Estimated       the Trust and the
                      Compensation    Benefits Accrued       Annual          Heritage Family
Name of Person,         From the       as Part of the     Benefits Upon       of Funds Paid
   Position               Trust       Trust's Expenses      Retirement          to Trustees
---------------------------------------------------------------------------------------------

Donald W. Burton         $5,820            $0                 $0                $17,000
Trustee

C. Andrew Graham,        $5,820            $0                 $0                $17,000
Trustee

David M. Phillips,       $5,092            $0                 $0                $15,000
Trustee

Eric Stattin,            $5,820            $0                 $0                $17,000
Trustee

James L. Pappas,         $5,820            $0                 $0                $17,000
Trustee

Richard K. Riess,        $0                $0                 $0                $0
Trustee

Thomas A. James          $0                $0                 $0                $0
Trustee


     Five Percent Shareholders
     -------------------------

     As of January 31, 1997, there were no shareholders who owned of Record or beneficially five percent or more of the Portfolio's Eagle Shares.


     Investment Adviser; Subadviser
     ------------------------------

     The Portfolio's investment adviser, Eagle Asset Management, Inc., was organized as a Florida corporation in 1976. All the capital stock of Eagle is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

     Under an Investment Advisory and Administration Agreement ("Advisory Agreement") dated February 14, 1995, between the Trust, on behalf of the Portfolio, and Eagle, and subject to the control and direction of the Trustees, Eagle is responsible for overseeing the Portfolio's investment and noninvestment affairs. Under a Subadvisory Agreement, the Subadviser, subject to direction by Eagle and the Board of Trustees, will provide investment advice and portfolio management services to the Portfolio for a fee payable by Eagle.

     Eagle also is obligated to furnish the Portfolio with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the Portfolios. Eagle and its affiliates also pay all the compensation of Trustees of the Trust who are employees of Eagle and its affiliates. The Portfolio pays all its other expenses that are not assumed by Eagle as described in the Prospectus. The Portfolio also is liable for such nonrecurring expenses as may arise, including litigation to which the Portfolio may be a party. The Portfolio also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

     The Advisory Agreement and the Subadvisory Agreement each were approved by the Trustees (including all of the Trustees who are not "interested persons" of Eagle or the Subadviser) and Eagle, as sole shareholder of the Portfolio, in compliance with the 1940 Act. Each Agreement will continue in force for a period of two years only so long as its continuance is approved at least annually by
(1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Eagle, the Subadviser or the Trust, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Portfolio. The Advisory and Subadvisory Agreement each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Trust to either party. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by Eagle to the Portfolio and the Subadvisory Agreement may be terminated on not less than 60 days' written notice by Eagle or 90 days' written notice by the Subadviser. Under the terms of the Advisory Agreement, Eagle automatically becomes responsible for the obligations of the Subadviser upon termination of the Subadvisory Agreement. In the event Eagle ceases to be the adviser of the Portfolio or the Distributor ceases to be principal distributor of the Portfolio's shares, the right of the Portfolio to use the identifying name of "Eagle" may be withdrawn.

     Eagle and the Subadviser shall not be liable to the Portfolio or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with the Portfolio or for any losses that may be sustained in the purchase, holding or sale of any security.

     ADVISORY FEE. The annual investment advisory fee paid monthly by the Portfolio to Eagle is set forth in the Prospectus. Eagle has voluntarily agreed to waive management fees to the extent that the Portfolio's total operating expenses, exclusive of foreign taxes paid, exceed 2.60% of average daily net assets during its initial fiscal year. Eagle has entered into an agreement with the Subadviser to provide investment advice and portfolio management services to the Portfolio for a fee based on the Portfolio's average daily net assets paid by Eagle to the Subadviser equal to .50% on the first $100 million of assets and
 .40% thereafter, without regard to any reduction in fees actually paid to Eagle as a result of expense limitations.

     For the period May 1, 1995 (commencement of operations) to October 31, 1995 and for the fiscal year ended October 31, 1996, management fees amounted to $32,303 and $189,777, respectively, and Eagle waived its fees in the amount of $32,303 and $134,735, respectively.

     Eagle  has  entered  into  an  agreement  with  Martin  Currie  to  provide investment advisory advice and portfolio management services to Eagle International for a fee based on Eagle International's average daily net assets paid by Eagle to Martin Currie equal to .50% on the first $100 million of assets and .40% thereafter, without regard to any reduction in fees actually paid to Eagle as a result of expense limitations. For the period May 1, 1995 (commencement of operations) to October 31, 1995 and the year ended October 31, 1996, Eagle paid Martin Currie subadvisory fees of $16,152 and $94,888, respectively.

     BROKERAGE PRACTICES
     -------------------

     Eagle and the Subadviser are responsible for the execution of the Portfolio's portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that the Portfolio necessarily will be paying the lowest commission or spread available. Rather, the Portfolio also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities, and any risk assumed by the executing broker.

     Consistent with the policy of most favorable price and execution, Eagle or the Subadviser may give consideration to research, statistical and other services furnished by brokers to them for their use. In addition, Eagle or the Subadviser may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that they determine in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to Eagle or the Subadviser in connection with services to clients other than the Portfolio. The Portfolio also may purchase and sell portfolio securities to and from dealers who provide it with research services. However, portfolio transactions will not be directed by the Portfolio to dealers on the basis of such research services.

     The Portfolio may use the Distributor or its affiliates or affiliates of the Subadviser as a broker for agency transactions in listed and
over-the-counter   securities  at  commission  rates  and  under   circumstances
consistent with the policy of best execution. Commissions paid to the Distributor or its affiliates will not exceed "usual and customary brokerage commissions." Rule l7e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

     Eagle and the Subadviser also may select other brokers to execute portfolio transactions. In the over-the-counter market, the Portfolio generally deals with primary market-makers unless a more favorable execution can otherwise be obtained.

     The Portfolio may not buy securities from, or sell securities to the Distributor or its affiliates as principal. However, the Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in underwritings in which the Distributor or its affiliates are participants. The Board of Trustees will consider the possibilities of seeking to recapture for the benefit of the Portfolio expenses of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, its affiliates or certain affiliates of the Subadviser, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc. and other self-regulatory organizations.

     Section 11(a) of the Securities Exchange Act of 1934, as amended, prohibits the Distributor from executing transactions on an exchange for the Portfolio except pursuant to written consent by the Portfolio.

     Distribution Of Shares
     ----------------------

     The Distributor and participating dealers or participating banks with whom it has entered into dealer agreements offer shares of the Portfolio as agents on a best efforts basis and are not obligated to sell any specific amount of shares. Pursuant to its Distribution Agreement with the Trust on behalf of the Portfolio, the Distributor bears the cost of making information about the Portfolio available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling or servicing efforts. The Portfolio pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

     As compensation for the services provided and expenses borne by the Distributor pursuant to the Distribution Agreement, the Portfolio pays the Distributor a distribution fee in an amount up to 1.00% of the Portfolio's average daily net assets in accordance with the Distribution Plan described below. The distribution fee is accrued daily and paid monthly. The Distributor intends to use .25 of 1% of this fee as a service fee to compensate participating dealers or participating banks including, for this purpose, certain financial institutions for services provided in connection with the maintenance of shareholder accounts.

     The Portfolio has adopted a Distribution Plan (the "Plan") that, among other things, permits it to pay the Distributor the monthly distribution fee out of its net assets to finance activity that is intended to result in the sale and retention of Portfolio shares. As required by Rule l2b-1 under the 1940 Act, the Plan was approved by Eagle, as the sole shareholder of the Portfolio, and the Board of Trustees, including a majority of the Trustees who are not interested persons of the Portfolio (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees") after determining that there is a reasonable likelihood that the Portfolio and its shareholders will benefit from the Plan.

     The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Portfolio. The Trustees review quarterly a written report of Plan costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in the Plan that would materially increase the distribution cost to the Portfolio requires shareholder approval. For the period May 1, 1995 (commencement of operations) to October 31, 1995 and the fiscal year ended October 31, 1996 the Distributor received Eagle Class 12b-1 fees of $_______ and $168,639, respectively.

     The Distribution Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by either party. The Portfolio may effect such termination by vote of a majority of the outstanding voting securities of the Portfolio or by vote of a majority of the Independent Trustees. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Portfolio shall be committed to the discretion of such disinterested persons.

     The Distribution Agreement and the Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

     Administration   Of  The   Portfolio
     ------------------------------------

     ADMINISTRATIVE AND TRANSFER AGENT SERVICES. Eagle, subject to the control of the Trustees, will manage, supervise and conduct the administrative and business affairs of the Portfolio; furnish office space and equipment; oversee the activities of the Subadviser and the Portfolio's custodian and fund accountant; and pay all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with Eagle and its affiliates. Eagle will also provide certain shareholder servicing activities for customers of the Portfolio. Heritage is the transfer and dividend disbursing agent for the Portfolio. The Portfolio pays Heritage a fee equal to its cost plus ten percent for its services as transfer and dividend disbursing agent. For the period December 27, 1995 to October 31, 1996 Heritage earned $7,745 for providing these services.

     Under a separate Administration Agreement between Eagle and Heritage, Heritage will provide certain noninvestment services to the Portfolio for a fee payable by Eagle equal to .10% on the first $100 million of average daily net assets, and .05% thereafter.

     CUSTODIAN. State Street Bank and Trust Company, P.0. Box 1912, Boston, Massachusetts 02105, serves as custodian of the Portfolio's assets and provides portfolio accounting and certain other services.

     LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036 serves as counsel to the Portfolio.

     INDEPENDENT ACCOUNTANTS. Price Waterhouse LLP, 400 North Ashley Street, Suite 2800, Tampa, Florida 33602, are the independent public accountants for the Trust. The Financial Statements and Financial Highlights of the Trust for the fiscal year ended October 31, 1996 that appear in this SAI have been audited by Price Waterhouse LLP, and are included herein in reliance upon the report of said firm of accountants, which is given upon their authority as experts in accounting and auditing. The Financial Highlights for the fiscal years ended prior thereto and the Statement of Changes in Net Assets for the year ended October 31, 1995 were audited by other independent public accountants.

     Potential Liability
     -------------------

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Portfolio. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Portfolio. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the Portfolio or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Portfolio's obligations, the Portfolio is required to use its property to protect or compensate the shareholder. On request, the Portfolio will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Portfolio. Therefore, financial loss resulting from liability as a shareholder will occur only if the Portfolio itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                    APPENDIX


CORPORATE BOND RATINGS

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATINGS
------------------------------------------------------

     AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC Debt rated "BB," "B" and "CCC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or impled "CCC" rating.

     C The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI The rating "CI" is reserved for income bonds on which no interest is being paid.

     D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS
------------------------------------------------------

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than in Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

COMMERCIAL PAPER RATINGS

The rating services' descriptions of commercial paper ratings in which the Portfolios may invest are:


                                      -A-3

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S COMMERCIAL PAPER RATINGS
-------------------------------------------------------------------------

A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S COMMERCIAL PAPER RATINGS
-------------------------------------------------------------------------

Prime-l. Issuers (or supporting institutions) rated PRIME-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

     The Report of Independent Accountants and Financial Statements are incorporated herein by reference from the Trust's Annual Report to Shareholders for the fiscal year ended October 31, 1996, filed with the Securities and Exchange Commission on December 27, 1996, Accession No. 950144-96-009358.

                             HERITAGE SERIES TRUST:
                              SMALL CAP STOCK FUND
                                VALUE EQUITY FUND
                               GROWTH EQUITY FUND
                      EAGLE INTERNATIONAL EQUITY PORTFOLIO

                            PART C. OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included as a part of this Registration
                 Statement:

                 Included in Part A of the Registration Statement:

                 Financial Highlights -- Small Cap Stock Fund: Class A Shares for the period May 7, 1993 (commencement of operations) to October 31, 1993, and for each of the three years ended October 31, 1996; Class C Shares for the period April 3, 1995 (first offering of Class C Shares) to October 31, 1995, and the one year period ended October 31, 1996.

                 Financial Highlights -- Value Equity Fund: Class A Shares for the period December 30, 1994 (commencement of operations) to October 31, 1995, and the one year ended October 31, 1996; Class C Shares for the period April 3, 1995 (first offering of Class C Shares) to October 31, 1995, and the one year period ended October 31, 1996.

                 Financial Highlights -- Growth Equity Fund: Class A Shares and Class C Shares for the period November 16, 1995 (commencement of operations) to October 31, 1996.

                 Financial Highlights -- Eagle International Equity Fund: Class A Shares and Class C Shares for the period December 27, 1995 (first offering of Class A and Class C Shares) to October 31, 1996.

                 Included in Part B of the Registration Statement:

                 On behalf of Small Cap Stock Fund, Value Equity Fund, Growth Equity Fund and Eagle International Equity Fund:

                 Investment Portfolio -- October 31, 1996 Statement of Assets and Liabilities -- Ocotber 31, 1996

                 Statement of Operations -- October 31, 1996 Notes to Financial Statements Report of Price Waterhouse LLP, Independent Accountants dated , 1996.

                 On behalf of Small Cap Stock Fund and Value Equity Fund:

                 Statements of Changes in Net Assets for the year ended October 31, 1996 and 1995.

                 On behalf of Growth Equity Fund and Eagle International Equity
                 Portfolio:

                 Statements of Changes in Net Assets for the year ended October 31, 1996.

          (b)    Exhibits:

                 (1)   Declaration of Trust*

                 (2)   Bylaws*

                 (3)   Voting trust agreement -- none

                 (4)   (a)(i)    Specimen security Small Cap Stock Fund
                                 Class A**

                       (a)(ii)   Specimen security Small Cap Stock Fund Class
                                 C**

                       (b)(i)    Specimen security Value Equity Fund Class A**

                       (b)(ii)   Specimen security Value Equity Fund Class C**

                       (c)(i) Specimen security Eagle International Equity Portfolio Eagle Class**

                       (c)(ii) Specimen security Eagle International Equity Portfolio Class A**

                       (c)(iii) Specimen security Eagle International Equity Portfolio Class C**

                       (d)(i)    Specimen security Growth Equity Fund Class A**

                       (d)(ii)   Specimen security Growth Equity Fund Class C**

                 (5)   (a)       Investment Advisory and Administration
                                 Agreement*

                       (b) Investment Advisory and Administration Agreement between Eagle Asset Management, Inc. and Eagle International Equity Portfolio*

                       (c)(i) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Small Cap Stock Fund*

                       (c)(ii)   Subadvisory  Agreement  between  Heritage Asset
                                 Management, Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund*

                       (d)(i) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Value Equity Fund*

                       (d)(ii) Subadvisory Agreement between Heritage Asset Management, Inc. and Dreman Value Advisors, Inc. relating to Value Equity Fund (filed herewith)

                       (e)       Subadvisory   Agreement   between  Eagle  Asset
                                 Management, Inc. and Martin Currie Inc. relating to Eagle International Equity Portfolio*

                       (f) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Growth Equity Fund*

                 (6)   Distribution Agreement*

                 (7)   Bonus, profit sharing or pension plans -- none

                 (8)   Form of Custodian Agreement*

                 (9)   (a)       Form of Transfer Agency and Service Agreement*

                       (b)       Form of Fund  Accounting  and  Pricing  Service
                                 Agreement*

                 (10)  Opinion and consent of counsel***

                 (11)  Accountants' consent (filed herewith)

                 (12)  Financial statements omitted from prospectus -- none

                 (13)  Letter of investment intent*

                 (14)  Prototype retirement plan (filed herewith)

                 (15)  (a)       Class A Plan pursuant to Rule 12b-1*

                       (b)       Class C Plan pursuant to Rule 12b-1*

                       (c)       Eagle Class Plan pursuant to Rule 12b-1*

                 (16)  Performance Computation Schedule:

                       (a)       Small Cap Stock Fund*

                       (b)       Value Equity Fund**

                       (c)       Eagle International Equity Portfolio**

                       (d)       Growth Equity Fund**

                 (17)  Financial Data Schedule for Electronic Filers

                       (a)(i) Financial Data Schedule Relating to Small Cap Stock Fund Class A (filed herewith)

                       (a)(ii) Financial Data Schedule Relating to Small Cap Stock Fund Class C (filed herewith)

                       (b)(i)    Financial  Data  Schedule   Relating  to  Value
                                 Equity Fund Class A (filed herewith)

                       (b)(ii)   Financial  Data  Schedule   Relating  to  Value
                                 Equity Fund Class C (filed herewith)

                       (c)(i) Financial Data Schedule Relating to Growth Equity Fund Class A (filed herewith)

                       (c)(ii) Financial Data Schedule Relating to Growth Equity Fund Class C (filed herewith)

                       (d)(i)    Financial  Data  Schedule   Relating  to  Eagle
                                 International Equity Portfolio Class A (filed herewith)

                       (d)(ii)   Financial  Data  Schedule   Relating  to  Eagle
                                 International Equity Portfolio Class C (filed herewith)

                       (d)(iii)  Financial  Data  Schedule   Relating  to  Eagle
                                 International Equity Portfolio Eagle Shares (filed herewith)

                 (18)  Plan pursuant to Rule 18f-3 (filed herewith)

                 *     Incorporated   by  reference  from  the  Post-  Effective
                 Amendment No. 10 to the Registration Statement of the Trust, SEC File No. 33-57986, filed previously on December 1, 1995.

                 **    To be filed by subsequent amendment.

                 ***   Incorporated by reference from the Trust's Rule 24f-2
                 Notice, filed previously on December 16, 1996.



Item 25.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

          None.


Item 26.  Number of Holders of Securities
          -------------------------------

                                                        Number of Record Holders
Title of Class                                              December 31, 1996
--------------                                          ------------------------

Shares of beneficial interest

     Small Cap Stock Fund
              Class A Shares                                       9,102
              Class C Shares                                       3,014

     Value Equity Fund
              Class A Shares                                       1,469
              Class C Shares                                         945

     Growth Equity Fund
              Class A Shares                                       1,259
              Class C Shares                                         627

     Eagle International
       Equity Portfolio
              Class A Shares                                         409
              Class C Shares                                         147
              Eagle Class Shares                                     347


Item 27.  Indemnification
          ---------------

         Article XI, Section 2 of Heritage Series Trust's Declaration of Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b)     No indemnification shall be provided hereunder to a Covered
Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking;

                  (ii) the Trust is insured against losses arising out of any such advance payments; or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII,  Section 2 provides  that,  subject to the  provisions  of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

         Paragraph 8 of the Investment Advisory and Administration Agreement ("Advisory Agreement") between the Trust, on behalf of Eagle International Equity Portfolio, and Eagle Asset Management, Inc. ("Eagle"), provides that Eagle shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust or any Portfolio in connection with the matters to which the Advisory Agreement relate except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Eagle, who may be or become an officer, trustee, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Eagle even though paid by it.

         Paragraph 9 of the Subadvisory Agreement ("Subadvisory Agreement") between Eagle and Martin Currie Inc. ("Subadviser") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Subadviser, or reckless disregard of its obligations and duties under the Subadvisory Agreement, the Subadviser shall not be subject to any liability to Eagle, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

         Paragraph 7 of the Distribution Agreement between the Trust, on behalf of the Eagle International Equity Portfolio and Raymond James & Associates, Inc. ("Raymond James") provides that, the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of Section 15 of the Securities Act of 1933, as amended (the "1933 Act") from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional

Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.

         Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that the Trust agrees to indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or (ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

Item 28. I.   Business and Other Connections of Investment Adviser
              ----------------------------------------------------

         Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Eagle provides investment advisory services to the Eagle International Equity Portfolio. Information as to the officers and directors of Eagle is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

         Heritage Asset Management, Inc. is a Florida corporation that offers investment management services. Heritage provides investment advisory services to the Small Cap Stock, Value Equity, and Growth Equity Funds of the Trust. Information as to the directors and officers of Heritage is included in its current Form ADV filed with the SEC (registration number 801-25067) and is incorporated by reference herein.

          II.  Business and Other Connections of Subadviser
               --------------------------------------------

         Martin Currie Inc., a New York corporation, is a wholly-owned subsidiary of Martin Currie Limited. Martin Currie Inc. is primarily engaged in the investment advisory business. Martin Currie Inc. provides subadvisory services to the Eagle International Equity Portfolio of the Trust. Information as to the officers and directors of Martin Currie Inc. is included in its current Form ADV filed with the Securities and Exchange Commission and is incorporated by reference herein.

         Raymond James is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. It is primarily in the financial services business. Awad & Associates is a division of RJA. Information as to the officers and directors of RJA and Awad is included in RJA's current Form ADV filed with the SEC (registration number 801-10418) and is incorporated by reference herein.

         Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Information as to the officers and directors of Eagle is included in the current Form ADV filed with the SEC and is incorporated by reference herein.

         Dreman  Value  Advisors,   Inc.,  a  New  Jersey   corporation,   is  a
wholly-owned subsidiary of Zurich Kemper Investments, Inc. Dreman Value Advisors, Inc. is primarily engaged in the investment advisory business. Dreman Value Advisors, Inc. provides subadvisory services to the Value Equity Fund. Information as to the officers and directors of Dreman Value Advisors, Inc. is included in its current Form ADV filed with the Securities and Exchange Commission and is incorporated by reference herein.

Item 29.  Principal Underwriter
          ---------------------

         (a) Raymond James & Associates, Inc. is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust.

         (b)   The  directors  and  officers  of  the   Registrant's   principal
underwriter are:

                          Positions & Offices                   Position
Name                       with Underwriter                     with Registrant

Thomas A. James           Chief Executive Officer,              Trustee
                          Director

Robert F. Shuck           Executive V.P., Director              None

Thomas S. Franke          President, Chief Operating            None
                          Officer, Director

                          Positions & Offices                   Position
Name                       with Underwriter                     with Registrant

Lynn Pippenger            Secretary/Treasurer,                  None
                          Chief Financial Officer,
                          Director

Dennis Zank               Executive VP of Operations            None
                          and Administration, Director



Item 30.  Location of Accounts and Records
          --------------------------------

         For the Small Cap Stock Fund, the Value Equity Fund and the Growth Equity Fund, the books and other documents required by Rule 31a-1 under the Investment Company Act of 1940, as amended ("1940 Act"), are maintained by Heritage Asset Management, Inc. For the Eagle International Equity Portfolio, the books and other documents required by Rule 31a-1 under the 1940 Act are maintained by the Portfolio's custodian, State Street Bank & Trust Company. Prior to March 1, 1994 the Trust's Custodian maintained the required records for the Small Cap Stock Fund, except that Heritage maintained some or all of the records required by Rule 31a-1(b)(l), (2) and (8); and the Subadviser will maintain some or all of the records required by Rule 31a-1(b) (2), (5), (6),
(9), (10) and (11).

Item 31.  Management Services
          -------------------

                  Not applicable.

Item 32.  Undertakings
          ------------

         Registrant   hereby  undertakes  to  furnish  each  person  to  whom  a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on February 27, 1997. No material event regarding prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                          HERITAGE SERIES TRUST

                                          By: /s/ Stephen G. Hill
                                              ------------------------------
                                              Stephen G. Hill
                                              President


Attest:
/s/ Donald H. Glassman
------------------------------------
Donald H. Glassman, Treasurer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                            Title                       Date
---------                            -----                       ----


/s/ Stephen G. Hill                   President             February 27,1997
------------------------------
Stephen G. Hill

Thomas A. James*                      Trustee               February 27, 1997
------------------------------
Thomas A. James

Richard K. Riess*                     Trustee               February 27, 1997
------------------------------
Richard K. Riess

C. Andrew Graham*                     Trustee               February 27, 1997
------------------------------
C. Andrew Graham

David M. Phillips*                    Trustee               February 27, 1997
------------------------------
David M. Phillips

James L. Pappas*                      Trustee               February 27, 1997
------------------------------
James L. Pappas

Donald W. Burton*                     Trustee               February 27, 1997
------------------------------
Donald W. Burton

Eric Stattin                          Trustee               February 27, 1997
-----------------------------
Eric Stattin*

/s/ Donald H. Glassman                Treasurer             February 27, 1997
-----------------------------
Donald H. Glassman


*By /s/ Donald H. Glassman
    ------------------------------------------
         Donald H. Glassman, Attorney-In-Fact

                                INDEX TO EXHIBITS


Exhibit
Number                     Description                                    Page
-------                    -----------                                    ----


  1                        Declaration of Trust*

  2                        Bylaws*

  3                        Voting trust agreement -- none

  4(a)(i)                  Specimen security Small Cap Stock Fund Class
                           A**

  4(a)(ii)                 Specimen security Small Cap Stock Fund Class
                           C**

  4(b)(i)                  Specimen security Value Equity Fund Class A**

  4(b)(ii)                 Specimen security Value Equity Fund Class C**

  4(c)(i)                  Specimen security Eagle International Equity
                           Portfolio Eagle Class**

  4(c)(ii)                 Specimen security Eagle International Equity
                           Portfolio Class A**

  4(c)(iii)                Specimen security Eagle International Equity
                           Portfolio Class C**

  4(d)(i)                  Specimen security Growth Equity Fund Class A**

  4(d)(ii)                 Specimen  security Growth Equity Fund Class C**

  5(a)                     Investment Advisory and Administration Agreement*

  5(b) Investment Advisory and Administration Agreement between Eagle Asset Management, Inc. and Eagle International Equity Portfolio*

  5(c)(i) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Small Cap Stock Fund*

  5(c)(ii) Subadvisory Agreement between Heritage Asset Management, Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund*

  5(d)(i) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management,Inc. relating to Value Equity Fund*

  5(d)(ii) Subadvisory Agreement between Heritage Asset Management, Inc. and Dreman Value Advisors, Inc. relating to Value Equity Fund (filed herewith)

  5(e)                     Subadvisory   Agreement   between   Eagle  Asset
                           Management, Inc.and Martin Currie Inc. relating to Eagle International Equity Portfolio*

  5(f) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Growth Equity Fund*

  6                        Distribution Agreement*

  7                        Bonus, profit sharing or pension plans -- none

  8                        Form of Custodian Agreement*

  9(a)                     Form of Transfer Agency and Service Agreement*

  9(b)                     Form  of Fund  Accounting  and  Pricing  Service
                           Agreement*

  10                       Opinion and consent of counsel***

  11                       Accountants' consent (filed herewith)

  12                       Financial  statements omitted from
                           prospectus -- none

  13                       Letter of investment intent*

  14                       Prototype retirement plan (filed herewith)

  15(a)                    Class A Plan pursuant to Rule 12b-1*

  15(b)                    Class C Plan pursuant to Rule 12b-1*

  15(c)                    Eagle Class Plan pursuant to Rule 12b-1*

  16(a)                    Performance Computation Schedule Relating to
                           Small Cap Stock Fund*

  16(b)                    Performance Computation Schedule Relating to
                           Value Equity Fund**

  16(c) Performance Computation Schedule Relating to Eagle International Equity Portfolio**

  16(d)                    Performance Computation Schedule Relating to
                           Growth Equity Fund**

  17(a)(i) Financial Data Schedule Relating to Small Cap Stock Fund Class A (filed herewith)

  17(a)(ii)                Financial Data Schedule Relating to Small Cap
                           Stock Fund Class C (filed herewith)

  17(b)(i) Financial Data Schedule Relating to Value Equity Fund Class A (filed herewith)

  17(b)(ii)                Financial Data Schedule Relating to Value
                           Equity Fund Class C (filed herewith)

  17(c)(i) Financial Data Schedule Relating to Growth Equity Fund Class A (filed herewith)

  17(c)(ii)                Financial Data Schedule Relating to Growth
                           Equity Fund Class C (filed herewith)

  17(d)(i) Financial Data Schedule Relating to Eagle International Equity Portfolio Class A (filed herewith)

  17(d)(ii)                Financial Data Schedule Relating to Eagle
                           International Equity Portfolio Class C (filed herewith)

  17(d)(iii)               Financial Data Schedule Relating to Eagle
                           International Equity Portfolio Eagle Shares
                           (filed herewith)

  18                       Plan pursuant to Rule 18f-3 (filed herewith)


* Incorporated by reference from the Post-Effective Amendement No. 10 to the Registration Statement of the Trust, SEC File No. 33-57986, filed previously on December 1, 1995.

**    To be filed by subsequent amendment.

***   Incorporated  by reference  from the Trust's Rule 24f-2 Notice,  filed previously on December 16, 1996.